       As Filed with the Securities and Exchange Commission on November 30, 1998
                                                                File No. 2-95074

                          SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.  20549

                                ----------------------

                                      FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF l933     /xx/
                                                                       --
                            Pre-Effective Amendment No.               /  /
                                                        ----           --

                            Post-Effective Amendment No. 17           /xx/
                                                                       --

                                       and/or

     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF l940  /xx/
                                                                       --

                                   Amendment No. 19                   /xx/
                                                                       --

                           (Check appropriate box or boxes)
                             ---------------------------
                                 RSI RETIREMENT TRUST
                  (Exact Name of Registrant as Specified in Charter)

                    317 Madison Avenue, New York, New York  10017
                  (Address of Principal Executive Office) (Zip Code)

          Registrant's Telephone Number, including Area Code: (212) 503-0100
                             ----------------------------
                               Stephen P. Pollak, Esq.
                                  317 Madison Avenue
                              New York, New York  10017
                       (Name and address of agent for service)

                                       Copy to:
                              Judith L. Shandling, Esq.
                         Swidler Berlin Shereff Friedman, LLP
                                   919 Third Avenue
                               New York, New York 10022
                           --------------------------------

  It is proposed that this filing will become effective (check appropriate box):

     immediately upon filing pursuant to paragraph (b)
---



xx   on December 30, 1998 pursuant to paragraph (b)
---

     60 days after filing pursuant to paragraph (a)(1)
---
     on (date) pursuant to paragraph (a)(1)
---
     75 days after filing pursuant to paragraph (a)(2)
---
     on (date) pursuant to paragraph (a)(2) of Rule 485.
---
If appropriate, check the following box:
     This post-effective amendment designates a new effective date for a --- previously filed post effective amendment.

                                CROSS REFERENCE SHEET

N-1A Item No.                                           Location (Caption)
-------------                                           ------------------
Part A
------

     Item 1.   Cover Page . . . . . . . . . . . . . . . Cover Page

     Item 2.   Synopsis . . . . . . . . . . . . . . . . Prospectus Summary

     Item 3.   Condensed Financial
                 Information. . . . . . . . . . . . . . Financial Highlights

     Item 4.   General Description of
                 Registrant . . . . . . . . . . . . . . The Fund; Investment
                                                         Objectives and Policies;
                                                         Investment Restrictions;
                                                         Distributions and Taxes

     Item 5.   Management of the Fund . . . . . . . . . Administration of the
                                                         Fund; Investment
                                                         Managers; General
                                                         Information

     Item 5A.  Management's' Discussion . . . . . . . . Not Applicable
                 of Fund Performance

     Item 6.   Capital Stock and
                 Other Securities . . . . . . . . . . . Investments in the Fund;
                                                         General Information

     Item 7.   Purchase of Securities
                 Being Offered. . . . . . . . . . . . . Participants in the Fund;
                                                         Investments in the Fund;
                                                         Valuation of Units

     Item 8.   Redemption or Repurchase . . . . . . . . Withdrawals and
                                                         Exchanges; Valuation of
                                                         Units


                                          2


     Item 9.   Pending Legal Proceedings. . . . . . . . Not Applicable

Part B
------

     Item 10.  Cover Page . . . . . . . . . . . . . . . Cover Page

     Item 11.  Table of Contents. . . . . . . . . . . . Table of Contents

     Item 12.  General Information
                 History. . . . . . . . . . . . . . . . The Fund

     Item 13.  Investment Objectives &
                Policies. . . . . . . . . . . . . . . . Investment Objectives and
                                                         Policies (Part A, Item 4);
                                                         Investment Restrictions
                                                         (Part A, Item 4); Brokerage
                                                         Allocation and Portfolio
                                                         Turnover

     Item 14.  Management of the Fund . . . . . . . . . Administration of the
                                                         Fund (Part A, Item 5)

     Item 15.  Control Persons & Principal
                 Holders of Securities. . . . . . . . . Control Persons and
                                                         Principal Unitholders

     Item 16.  Investment Advisory &
                 Other Services . . . . . . . . . . . . Investments in the Fund
                                                         (Part A, Item 6);
                                                         Administration of the
                                                         Fund (Part A, Item 5);
                                                         Investment Managers
                                                         (Part A, Item 5); General
                                                         Information (Part A,
                                                         Item 6)

     Item 17.  Brokerage Allocation . . . . . . . . . . Brokerage Allocation


                                          3


     Item 18.  Capital Stock &
                Other Securities. . . . . . . . . . . . Investments in the Fund
                                                         (Part A, Item 6); General
                                                         Information (Part A,
                                                         Item 6)
     Item 19.  Purchase, Redemption &
                 Pricing of Securities
                 Being Offered. . . . . . . . . . . . . Investments in the Fund
                                                         (Part A,  Item 6);
                                                         Withdrawals and Exchanges
                                                         (Part A, Item 8);
                                                         Valuation of Units
                                                         (Part A, Item 8)

     Item 20.  Tax Status . . . . . . . . . . . . . . . Distributions and
                                                         Taxes (Part A, Item 4)

     Item 21.  Underwriters . . . . . . . . . . . . . . Not Applicable

     Item 22.  Calculation of Yield
                 Quotation on Money
                 Market Funds . . . . . . . . . . . . . Not Applicable

     Item 23.  Financial Statements . . . . . . . . . . Financial Statements


Part C
------

   Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Post-Effective Amendment to this Registration Statement.

                                  PROSPECTUS

                                    [LOGO]

                             CORE EQUITY FUND

                             VALUE EQUITY FUND

                             EMERGING GROWTH EQUITY FUND

                             INTERNATIONAL EQUITY FUND

                             ACTIVELY MANAGED BOND FUND

                             INTERMEDIATE-TERM BOND FUND

                             SHORT-TERM INVESTMENT FUND

                             January 1, 1999

                                     1999

                                 BROKER/DEALER

                               RETIREMENT SYSTEM
                               Distributors Inc.

                               317 Madison Ave.
                           New York, N.Y. 10017-5397

TABLE OF CONTENTS


               Introduction....................................................1
               Fee Table.......................................................2
               Financial Highlights............................................3
               Prospectus Summary.............................................10
               The Fund.......................................................11
               Participants in the Fund.......................................11
               Investment Objectives and Policies.............................12
                 Core Equity Fund.............................................13
                 Value Equity Fund............................................14
                 Emerging Growth Equity Fund..................................14
                 International Equity Fund....................................16
                 Actively Managed Bond Fund...................................17
                 Intermediate-Term Bond Fund..................................20
                 Short-Term Investment Fund...................................22
                 Other Investment Policies and Risk Considerations............25
               Investment Restrictions........................................32
               Investments in the Fund........................................33
                 Full Participating Trusts....................................33
                 Participating Trusts of Eligible Employers other than Full
                  Participating Trusts........................................35
                 Individual Retirement Accounts (IRAs)........................36
                 General......................................................36
               Withdrawals and Exchanges......................................37
                 Withdrawals from Investment Funds (Redemptions)..............37
                 Exchanges....................................................38
               Valuation of Units.............................................39
               Distributions and Taxes........................................41
               Administration of the Fund.....................................41
                 General......................................................41
                 Information Regarding Trustees...............................42
                 The Service Agreement........................................44
                 Distribution Agreement.......................................46
               Investment Managers............................................46
               General Information............................................50
                 Year 2000....................................................50
                 Units of Beneficial Interest and Voting Rights...............50
                 Termination of the Fund......................................52
                 Custodian....................................................52
                 Litigation...................................................52
                 Expenses.....................................................52
                 Performance Information......................................53
               Counsel and Auditors...........................................53
               Appendix.......................................................54



                  THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY ANY SECURITIES OTHER THAN THE SECURITIES TO WHICH IT RELATES, OR AN OFFER TO OR A SOLICITATION OF ANY PERSON IN ANY JURISDICTION IN WHICH SUCH OFFER OR SOLICITATION WOULD BE UNLAWFUL

                                              [LOGO]
                    IS A REGISTERED TRADEMARK OF RETIREMENT SYSTEM GROUP INC.

                                          PROSPECTUS
                                    DATED JANUARY 1, 1999
                                     RSI RETIREMENT TRUST

INTRODUCTION
                  The units offered hereby are being sold by RSI Retirement Trust ("Fund"), an open-end diversified management investment company.


                         The Fund is a no load series mutual fund that currently
                  offers seven investment funds ("Investment Funds") with each having its own investment objectives and investment strategies.


                         The Fund is designed for the investment of funds held
                  in trusts which are exempt from taxation under Section 501(a) of the Internal Revenue Code of 1986, as amended ("Code") and which have been established by eligible employers to effectuate pension or profit sharing plans which are qualified under Section 401(a) of said Code. Eligible employers are corporations or associations organized under the laws of any state or of the United States, organizations which are controlling, controlled by, or under common control with such eligible employers or the members of which consist solely of some or all of such organizations, organizations which are determined by the Trustees of the Fund to have business interests in common with other organizations participating in the Fund or self-employed individuals; provided, however, that the participation in the Fund of any self-employed individual or of any corporation or association which is not a bank, savings bank, credit union or savings and loan association, or controlling, controlled by, or under common control with a bank, savings bank, credit union or savings and loan association, shall be subject to the approval of the Trustees of the Fund ("Eligible Employers").


                         The Fund is also designed for the investment of funds
                  held in individual retirement trusts or custodial accounts which are exempt from taxation under Section 408(e) of the Code and which have been established by individual accountholders ("Individual Retirement Accountholders") to effectuate an individual retirement trust or custodial agreement which is maintained in conformity with Section 408(a) of the Code including Roth IRAs as defined in Code
                  Section 408A ("Individual Retirement Accounts"). Individual Retirement Accountholders are individuals for whom a Traditional or Roth Individual Retirement Account ("IRA") has been established.



                         This Prospectus sets forth concisely information about
                  the Fund that an investor ought to know before investing. Please read and retain this Prospectus for future reference. The Fund has filed with the Securities and Exchange Commission a Statement of Additional Information, dated November 30, 1998, ("Statement of Additional Information"), which sets forth additional and more detailed information with respect to the Fund. The information in the Statement of Additional Information is incorporated by reference into this Prospectus. A copy of the Statement of Additional Information may be obtained without charge by writing to RSI Retirement Trust, 317 Madison Avenue, New York, New York 10017, Attention:
                  Stephen P. Pollak, Esq. The Commission maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information regarding the Fund.


                 THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE
                  SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
                       REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

FEE TABLE

                 Shown below are all expenses incurred by the Investment Funds, during the 1998 fiscal year, restated where appropriate, to reflect current fees.*



                                                                                              INTER-      SHORT-
                                   CORE     VALUE    EMERGING       INTER-        ACTIVELY    MEDIATE-    TERM
                                   EQUITY   EQUITY   GROWTH         NATIONAL      MANAGED     TERM BOND   INVESTMENT
                                   FUND     FUND     EQUITY FUND    EQUITY FUND   BOND FUND   FUND        FUND
                                   -------  -------  -----------    -----------   ---------   ---------   -----------
I.   SHAREHOLDER TRANSACTION
     EXPENSES
       Sales Load on Purchases...     None     None        None           None        None        None          None
       Sales Load on Reinvested
       Dividends.................     None     None        None           None        None        None          None
       Deferred Sales Load.......     None     None        None           None        None        None          None
       Redemption Fees...........     None     None        None           None        None        None          None
       Exchange Fees.............     None     None        None           None        None        None          None
II.  ANNUAL FUND OPERATING
     EXPENSES
       (as a percentage of
       average net assets)
       Management Fees...........      .52%     .40%       1.19%           .80%        .33%        .38%          .25%
       Other Expenses (after fee
       waivers)..................      .47%     .71%        .75%        (1.15)%        .52%        .72%          .55%+
       Total Annual Fund
       Operating Expenses........      .99%    1.11%       1.94%          1.94%        .85%       1.10%          .80%+
III. EXAMPLE: You would pay the following expenses in each of the funds on a $1,000 investment assuming (1) a 5%
     annual return and (2) redemption at the end of each time period.
     1 year......................   $10.10   $11.32      $19.70         $19.70       $8.68      $11.21         $8.17
     3 years.....................   $31.54   $35.30      $60.95         $60.95      $27.14      $34.98        $25.55
     5 years.....................   $54.77   $61.23     $104.89        $104.89      $47.19      $60.69        $44.45
     10 years....................  $121.97  $135.98     $228.36        $228.36     $105.41     $134.80        $99.43


                      The purpose of this table is to assist investors in
                  understanding the costs and expenses an investor in the Fund will bear. SEE, "Administration of the Fund -- Distribution Agreement" and "General Information -- Expenses" for a more complete description of these costs and expenses.


                   A. Annual Fund Operating Expenses are based on each
                      Investment Fund's historical expenses adjusted in the case of each Investment Fund to reflect current fees. The Investment Funds incur Other Expenses for maintaining unit records, furnishing unitholder statements and reports and other services. SEE, "Administration of the Fund -- The Service Agreement" for further information, including information regarding certain changes to the fees paid in connection with the Service Agreement, which changes go into effect January 1, 1999. Management Fees and Other Expenses have already been reflected in each Investment Fund"s unit price and are not charged directly to individual unit holder accounts. SEE, "Investment Managers" and "General Information -- Expenses" for further information.



                   B. Example of Expenses. The hypothetical example illustrates the expenses associated with a $1,000 investment over periods of 1, 3, 5 and 10 years, based on the expenses in the table and an assumed annual rate of return of 5%. The return of 5% and expenses should not be considered indications of actual or expected performance or expenses, both of which will vary. Please refer to "Financial Highlights" for each Investment Fund's past performance.



                   * Current fees have been restated to reflect the level of
                     operating expenses in effect during the 1999 fiscal year.



                   + "Other Expenses" for the Short-Term Investment Fund
                     reflects a voluntary fee waiver by Retirement System Consultants Inc. (which will continue for at least the current fiscal year of the Fund). Absent the voluntary fee waiver, other expenses for this Investment Fund would be 1.05% of average net assets and total annual fund operating expenses for this Investment Fund would be 1.30%.

FINANCIAL HIGHLIGHTS:

                  The following information for the years ended September 30, 1992, 1993, 1994, 1995, 1996, 1997 and 1998 has been audited by McGladrey & Pullen, LLP, independent auditors, whose report thereon, which is incorporated by reference, appears in the Fund's 1998 Annual Report to Unitholders. The financial information included in this table should be read in conjunction with the financial statements incorporated by reference in the Statement of Additional Information. Further performance information is contained in the 1998 Annual Report which may be obtained without charge. SEE, Statement of Additional Information -- Financial Statements.


                  Financial highlights for each Investment Fund are as follows:


                                                                  CORE EQUITY FUND
                     -----------------------------------------------------------------------------------------------------------
                     YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR
                     ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED
                     9/30/98    9/30/97    9/30/96    9/30/95    9/30/94    9/30/93    9/30/92    9/30/91    9/30/90    9/30/89
                     --------   --------   --------   --------   --------   --------   --------   --------   --------   --------
PER UNIT OPERATING
 PERFORMANCE:*

(for a unit
 outstanding
 throughout the
 year)

Net Asset Value,
 Beginning of
 Year............... $  76.11   $  56.57   $  46.71   $  35.57   $  34.49   $  30.09   $  27.68   $  23.15   $  24.41   $  18.34
                     --------   --------   --------   --------   --------   --------   --------   --------   --------   --------

Income from
 Investment
 Operations:

  Investment
   income-- net.....     0.58       0.60       0.72       0.74       0.54       0.56       0.65       0.75       0.85       0.69

  Net realized and
   unrealized gain
   (loss) on
   investments......     2.72      18.94       9.14      10.40       0.54       3.84       1.76       3.78      (1.90)      5.38
                     --------   --------   --------   --------   --------   --------   --------   --------   --------   --------

  Total from
   Investment
   Operations.......     3.30      19.54       9.86      11.14       1.08       4.40       2.41       4.53      (1.05)      6.07
                     --------   --------   --------   --------   --------   --------   --------   --------   --------   --------

Less Distributions:

  Net realized gain
   on investments...       --         --         --         --         --         --         --         --      (0.07)        --

  Paid-in capital...       --         --         --         --         --         --         --         --      (0.14)        --
                     --------   --------   --------   --------   --------   --------   --------   --------   --------   --------

  Total
   distributions....       --         --         --         --         --         --         --         --      (0.21)        --
                     --------   --------   --------   --------   --------   --------   --------   --------   --------   --------

  Net increase
   (decrease).......     3.30      19.54       9.86      11.14       1.08       4.40       2.41       4.53      (1.26)      6.07
                     --------   --------   --------   --------   --------   --------   --------   --------   --------   --------

  Net Asset Value,
   End of Year...... $  79.41   $  76.11   $  56.57   $  46.71   $  35.57   $  34.49   $  30.09   $  27.68   $  23.15   $  24.41
                     --------   --------   --------   --------   --------   --------   --------   --------   --------   --------
                     --------   --------   --------   --------   --------   --------   --------   --------   --------   --------

    TOTAL RETURN....     4.34%     34.54%     21.11%     31.32%      3.13%     14.62%      8.71%     19.57%     (4.41)%    33.10%

RATIOS/SUPPLEMENTAL DATA

Ratios to Average
 Net Assets:

  Expenses**........    (0.94)%    (0.90)%    (0.92)%    (0.98)%    (1.01)%    (0.99)%    (0.95)%    (0.94)%    (0.64)%    (0.49)%

  Investment
   income-- net.....     0.72%      0.92%      1.40%      1.86%      1.56%      1.74%      2.25%      2.88%      3.41%      3.29%

Portfolio Turnover
 Rate...............     5.62%      5.68%      9.95%      7.91%      6.47%     13.41%     18.94%     18.88%     10.71%     21.51%

Net Assets at End of
 Year ($1,000's).... $176,367   $212,273   $217,356   $189,942   $141,544   $146,137   $134,269   $158,578   $136,539   $134,572


                  -------------------------------------

                   * Using average units basis.


                  ** The August 1, 1990 reorganization of RSI externalized all employees and the investment advisory, administrative and distribution services they had performed into separate entities. Certain investment expenses previously allocated among the Investment Funds are now set by contract between RSI and the new entities.

                                                                         VALUE EQUITY FUND
                                 -------------------------------------------------------------------------------------------------
                                 YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR
                                 ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED
                                 9/30/98   9/30/97   9/30/96   9/30/95   9/30/94   9/30/93   9/30/92   9/30/91   9/30/90   9/30/89
                                 -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
PER UNIT OPERATING PERFORMANCE:*
(for a unit outstanding
 throughout the year)
Net Asset Value, Beginning of
 Year........................... $ 57.36   $ 39.67   $ 32.63   $ 27.05   $ 26.48   $ 22.94   $ 21.48   $ 15.89   $ 21.11   $ 16.94
                                 -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
Income from Investment
 Operations:
  Investment income-- net.......    0.57      0.60      0.72      0.93      0.79      0.70      0.52      0.45      0.38      0.46
  Net realized and unrealized
   gain (loss) on investments...   (1.66)    17.09      6.32      4.65     (0.22)     2.84      0.94      5.14     (5.44)     3.71
                                 -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
  Total from Investment
   Operations...................   (1.09)    17.69      7.04      5.58      0.57      3.54      1.46      5.59     (5.06)     4.17
                                 -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
Less Distributions:
  Net realized gain on
   investments..................      --        --        --        --        --        --        --        --     (0.05)       --
  Paid-in capital...............      --        --        --        --        --        --        --        --     (0.11)       --
                                 -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
  Total distributions...........      --        --        --        --        --        --        --        --     (0.16)       --
                                 -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
  Net increase (decrease).......   (1.09)    17.69      7.04      5.58      0.57      3.54      1.46      5.59     (5.22)     4.17
                                 -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
  Net Asset Value,
   End of Year.................. $ 56.27   $ 57.36   $ 39.67   $ 32.63   $ 27.05   $ 26.48   $ 22.94   $ 21.48   $ 15.89   $ 21.11
                                 -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
                                 -------   -------   -------   -------   -------   -------   -------   -------   -------   -------

  TOTAL RETURN..................   (1.90)%   44.59%    21.58%    20.63%     2.15%    15.43%     6.80%    35.18%   (24.13)%   24.62%

RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets:
  Expenses**....................   (1.11)%   (1.20)%   (1.20)%   (1.32)%   (1.41)%   (1.70)%   (1.55)%   (1.56)%   (1.74)%   (1.37)%
  Investment income-- net.......    0.93%     1.26%     1.98%     3.24%     3.02%     2.83%     2.32%     2.30%     1.98%     2.44%
Portfolio Turnover Rate.........   95.66%    99.25%    61.53%    67.06%    40.41%    54.46%    14.26%    23.55%    45.04%    46.51%
Net Assets at End of Year
 ($1,000's)..................... $63,931   $60,389   $52,231   $43,824   $35,603   $38,104   $33,417   $37,955   $30,636   $84,313


                  -------------------------------------
                   * Using average units basis.

                  ** The August 1, 1990 reorganization of RSI externalized all employees and the investment advisory, administrative and distribution services they had performed into separate entities. Certain investment expenses previously allocated among the Investment Funds are now set by contract between RSI and the new entities. Ratio reflects fees paid with brokerage commissions only for the years ended September 30, 1995, September 30, 1996, September 30, 1997 and
                     September 30, 1998.

                                                                    EMERGING GROWTH EQUITY FUND
                                 -------------------------------------------------------------------------------------------------
                                 YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR
                                 ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED
                                 9/30/98   9/30/97   9/30/96   9/30/95   9/30/94   9/30/93   9/30/92   9/30/91   9/30/90   9/30/89
                                 -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
PER UNIT OPERATING PERFORMANCE:*
(for a unit outstanding
 throughout the year)
Net Asset Value, Beginning of
 Year........................... $ 84.47   $ 67.07   $ 52.58   $ 35.96   $ 35.52   $ 24.26   $ 23.34   $ 14.97   $ 19.36   $ 16.78
                                 -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
Income from Investment
 Operations:
  Investment income
   (loss)--net..................   (0.90)    (0.95)    (0.90)    (0.67)    (0.57)    (0.53)    (0.35)    (0.23)     0.01      0.22
  Net realized and unrealized
   gain (loss) on investments...  (28.67)    18.35     15.39     17.29      1.01     11.79      1.27      8.60     (4.24)     2.36
                                 -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
  Total from Investment
   Operations...................  (29.57)    17.40     14.49     16.62      0.44     11.26      0.92      8.37     (4.23)     2.58
                                 -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
Less Distributions:
  Net realized gain on
   investments..................      --        --        --        --        --        --        --        --     (0.05)       --
  Paid-in capital...............      --        --        --        --        --        --        --        --     (0.11)       --
                                 -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
  Total distributions...........      --        --        --        --        --        --        --        --     (0.16)       --
                                 -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
  Net increase (decrease).......  (29.57)    17.40     14.49     16.62      0.44     11.26      0.92      8.37     (4.39)     2.58
                                 -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
  Net Asset Value,
   End of Year.................. $ 54.90   $ 84.47   $ 67.07   $ 52.58   $ 35.96   $ 35.52   $ 24.26   $ 23.34   $ 14.97   $ 19.36
                                 -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
                                 -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
    TOTAL RETURN................  (35.01)%   25.94%    27.56%    46.22%     1.24%    46.41%     3.94%    55.91%   (22.06)%   15.38%

RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets:
  Expenses**....................   (1.94)%   (1.98)%   (1.91)%   (2.12)%   (2.08)%   (2.27)%   (2.18)%   (2.27)%   (2.46)%   (1.76)%
  Investment income
   (loss)--net..................   (1.22)%   (1.39)%   (1.54)%   (1.61)%   (1.64)%   (1.78)%   (1.43)%   (1.19)%    0.07%     1.23%
Portfolio Turnover Rate.........  204.41%   177.68%   150.40%   170.54%   114.15%   145.59%   135.45%   101.10%   167.90%    39.40%
Net Assets at End of Year
 ($1,000's)..................... $55,287   $91,589   $92,136   $74,625   $48,293   $56,645   $40,844   $46,283   $32,560   $50,026


                  -------------------------------------
                   * Using average units basis.

                  ** The August 1, 1990 reorganization of RSI externalized all employees and the investment advisory, administrative and distribution services they had performed into separate entities. Certain investment expenses previously allocated among the Investment Funds are now set by contract between RSI and the new entities. Ratio reflects fees paid with brokerage commissions only for the years ended September 30, 1995, September 30, 1996, September 30, 1997 and
                     September 30, 1998.

                                                                    INTERNATIONAL EQUITY FUND
                                --------------------------------------------------------------------------------------------------
                                YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR       YEAR      YEAR      YEAR
                                ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED      ENDED     ENDED     ENDED
                                9/30/98   9/30/97   9/30/96   9/30/95   9/30/94   9/30/93   9/30/92    9/30/91   9/30/90   9/30/89
                                -------   -------   -------   -------   -------   -------   -------    -------   -------   -------
PER UNIT OPERATING
 PERFORMANCE:*
(for a unit outstanding
 throughout the year)
Net Asset Value, Beginning of
 Year.........................  $ 51.09   $ 45.25   $ 40.25   $ 38.08   $ 34.36   $ 28.27   $ 29.26    $ 25.31   $ 30.03   $ 25.10
                                -------   -------   -------   -------   -------   -------   -------    -------   -------   -------
Income from Investment
 Operations:
  Investment income
   (loss)--net................    (0.14)    (0.14)    (0.08)    (0.02)    (0.09)    (0.21)    (0.16)      0.15     (0.31)    (0.15)
  Net realized and unrealized
   gain (loss) on
   investments................    (5.51)     5.98      5.08      2.19      3.81      6.30     (0.83)      3.80     (4.16)     5.08
                                -------   -------   -------   -------   -------   -------   -------    -------   -------   -------
  Total from Investment
   Operations.................    (5.65)     5.84      5.00      2.17      3.72      6.09     (0.99)      3.95     (4.47)     4.93
                                -------   -------   -------   -------   -------   -------   -------    -------   -------   -------
Less Distributions:
  Net realized gain on
   investments................       --        --        --        --        --        --        --         --     (0.08)       --
  Paid-in capital.............       --        --        --        --        --        --        --         --     (0.17)       --
                                -------   -------   -------   -------   -------   -------   -------    -------   -------   -------
  Total distributions.........       --        --        --        --        --        --        --         --     (0.25)       --
                                -------   -------   -------   -------   -------   -------   -------    -------   -------   -------
  Net increase (decrease).....    (5.65)     5.84      5.00      2.17      3.72      6.09     (0.99)      3.95     (4.72)     4.93
                                -------   -------   -------   -------   -------   -------   -------    -------   -------   -------
  Net Asset Value,
   End of Year................  $ 45.44   $ 51.09   $ 45.25   $ 40.25   $ 38.08   $ 34.36   $ 28.27    $ 29.26   $ 25.31   $ 30.03
                                -------   -------   -------   -------   -------   -------   -------    -------   -------   -------
                                -------   -------   -------   -------   -------   -------   -------    -------   -------   -------

    TOTAL RETURN..............   (11.06)%   12.91%    12.42%     5.70%    10.83%    21.54%    (3.38)%    15.61%   (15.05)%   19.64%

RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets:
  Expenses**..................    (1.94)%   (1.96)%   (1.93)%   (1.90)%   (1.96)%   (2.83)%   (2.69)%    (2.58)%   (2.64)%   (2.65)%
  Investment income
   (loss)--net................    (0.27)%   (0.29)%   (0.20)%   (0.07)%   (0.25)%   (0.68)%   (0.50)%     0.54%    (1.06)%   (0.54)%
Portfolio Turnover Rate.......    92.82%    61.87%    51.29%    51.40%    44.25%    55.02%    52.58%     65.55%    84.61%   103.55%
Net Assets at End of Year
 ($1,000's)...................  $34,083   $35,276   $39,602   $31,143   $28,672   $21,769   $18,997    $22,677   $21,691   $29,249


                  -------------------------------------
                   * Using average units basis.

                  ** The August 1, 1990 reorganization of RSI externalized all employees and the investment advisory, administrative and distribution services they had performed into separate entities. Certain investment expenses previously allocated among the Investment Funds are now set by contract between RSI and the new entities. Ratio reflects fees paid with brokerage commissions only for years ended September 30, 1995, September 30, 1996 September 30, 1997 and September 30, 1998.

                                                              ACTIVELY MANAGED BOND FUND
                      -----------------------------------------------------------------------------------------------------------
                      YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR
                      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED
                      9/30/98    9/30/97    9/30/96    9/30/95    9/30/94    9/30/93    9/30/92    9/30/91    9/30/90    9/30/89
                      --------   --------   --------   --------   --------   --------   --------   --------   --------   --------
PER UNIT OPERATING
 PERFORMANCE:*
(for a unit
 outstanding
 throughout the
 year)
Net Asset Value,
 Beginning of
 Year...............  $  33.89   $  30.79   $  29.58   $  26.06   $  27.43   $  24.57   $  21.74   $  18.44   $  17.72   $  16.34
                      --------   --------   --------   --------   --------   --------   --------   --------   --------   --------
Income from Investment
 Operations:
  Investment
   income-- net.....      2.19       2.04       1.80       1.64       1.47       1.23       1.54       1.51       1.44       1.34
  Net realized and
   unrealized gain
   (loss) on
   investments......      1.65       1.06      (0.59)      1.88      (2.84)      1.63       1.29       1.79      (0.57)      0.04
                      --------   --------   --------   --------   --------   --------   --------   --------   --------   --------
  Total from
   Investment
   Operations.......      3.84       3.10       1.21       3.52      (1.37)      2.86       2.83       3.30       0.87       1.38
                      --------   --------   --------   --------   --------   --------   --------   --------   --------   --------
Less Distributions:
  Net realized gain
   on investments...        --         --         --         --         --         --         --         --      (0.05)        --
  Paid-in capital...        --         --         --         --         --         --         --         --      (0.10)        --
                      --------   --------   --------   --------   --------   --------   --------   --------   --------   --------
  Total
   distributions....        --         --         --         --         --         --         --         --      (0.15)        --
                      --------   --------   --------   --------   --------   --------   --------   --------   --------   --------
  Net increase
   (decrease).......      3.84       3.10       1.21       3.52      (1.37)      2.86       2.83       3.30       0.72       1.38
                      --------   --------   --------   --------   --------   --------   --------   --------   --------   --------
  Net Asset Value,
   End of Year......  $  37.73   $  33.89   $  30.79   $  29.58   $  26.06   $  27.43   $  24.57   $  21.74   $  18.44   $  17.72
                      --------   --------   --------   --------   --------   --------   --------   --------   --------   --------
                      --------   --------   --------   --------   --------   --------   --------   --------   --------   --------

    TOTAL RETURN....     11.33%     10.07%      4.09%     13.51%     (4.99)%    11.64%     13.02%     17.90%      4.88%      8.45%

RATIOS/SUPPLEMENTAL DATA
Ratios to Average
 Net Assets:
  Expenses**........     (0.81)%    (0.81)%    (0.80)%    (0.84)%    (0.82)%    (0.87)%    (0.84)%    (0.84)%    (0.83)%    (0.85)%
  Investment
   income-- net.....      6.16%      6.32%      5.94%      5.94%      5.51%      5.22%      6.87%      7.56%      7.64%      7.80%
Portfolio Turnover
 Rate...............     71.12%     69.29%     17.14%     18.21%      8.54%    170.16%    132.97%    125.32%    162.70%  1,078.25%
Net Assets at End of
 Year ($1,000's)....  $162,355   $147,139   $150,304   $140,127   $136,210   $146,918   $189,827   $197,573   $180,269   $136,674


                  -------------------------------------
                   * Using average units basis.
                  ** The August 1, 1990 reorganization of RSI externalized all employees and the investment advisory, administrative and distribution services they had performed into separate entities. Certain investment expenses previously allocated among the Investment Funds are now set by contract between RSI and the new entities.

                                                               INTERMEDIATE-TERM BOND FUND
                          ------------------------------------------------------------------------------------------------------
                          YEAR      YEAR      YEAR      YEAR      YEAR      YEAR       YEAR       YEAR       YEAR       YEAR
                          ENDED     ENDED     ENDED     ENDED     ENDED     ENDED      ENDED      ENDED      ENDED      ENDED
                          9/30/98   9/30/97   9/30/96   9/30/95   9/30/94   9/30/93    9/30/92    9/30/91    9/30/90    9/30/89
                          -------   -------   -------   -------   -------   --------   --------   --------   --------   --------
PER UNIT OPERATING
 PERFORMANCE:*
(for a unit outstanding
 throughout the year)
Net Asset Value,
 Beginning of Year....... $ 31.55   $ 29.30   $ 28.01   $ 25.40   $ 25.95   $  24.20   $  21.72   $  19.10   $  17.73   $  16.30
                          -------   -------   -------   -------   -------   --------   --------   --------   --------   --------
Income from Investment
 Operations:
  Investment income--
   net...................    1.93      1.78      1.74      1.66      1.46       1.48       1.55       1.46       1.44       1.47
  Net realized and
   unrealized gain (loss)
   on investments........    0.62      0.47     (0.45)     0.95     (2.01)      0.27       0.93       1.16       0.08      (0.04)
                          -------   -------   -------   -------   -------   --------   --------   --------   --------   --------
  Total from Investment
   Operations............    2.55      2.25      1.29      2.61     (0.55)      1.75       2.48       2.62       1.52       1.43
                          -------   -------   -------   -------   -------   --------   --------   --------   --------   --------
Less Distributions:
  Net realized gain on
   investments...........      --        --        --        --        --         --         --         --      (0.05)        --
  Paid-in capital........      --        --        --        --        --         --         --         --      (0.10)        --
                          -------   -------   -------   -------   -------   --------   --------   --------   --------   --------
  Total distributions....      --        --        --        --        --         --         --         --      (0.15)        --
                          -------   -------   -------   -------   -------   --------   --------   --------   --------   --------
  Net increase
   (decrease)............    2.55      2.25      1.29      2.61     (0.55)      1.75       2.48       2.62      (1.37)      1.43
                          -------   -------   -------   -------   -------   --------   --------   --------   --------   --------
  Net Asset Value,
   End of Year........... $ 34.10   $ 31.55   $ 29.30   $ 28.01   $ 25.40   $  25.95   $  24.20   $  21.72   $  19.10   $  17.73
                          -------   -------   -------   -------   -------   --------   --------   --------   --------   --------
                          -------   -------   -------   -------   -------   --------   --------   --------   --------   --------

    TOTAL RETURN.........    8.08%     7.68%     4.61%    10.28%    (2.12)%     7.23%     11.42%     13.72%      8.58%      8.77%

RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net
 Assets:
  Expenses**.............   (1.10)%   (1.04)%   (0.98)%   (0.98)%   (0.95)%    (1.07)%    (0.98)%    (0.98)%    (0.64)%    (0.48)%
  Investment income--
   net...................    5.92%     5.86%     6.06%     6.27%     5.68%      5.95%      6.78%      7.21%      7.81%      8.65%
Portfolio Turnover
 Rate....................  107.30%    67.95%    13.20%    15.95%    17.92%     12.39%     24.86%     43.70%     20.56%     38.44%
Net Assets at End of Year
 ($1,000's).............. $59,718   $68,389   $74,754   $90,482   $89,780    $97,796   $117,107   $108,144   $111,544   $126,007


                  -------------------------------------
                   * Using average units basis.
                  ** The August 1, 1990 reorganization of RSI externalized all employees and the investment advisory, administrative and distribution services they had performed into separate entities. Certain investment expenses previously allocated among the Investment Funds are now set by contract between RSI and the new entities.

                                                                    SHORT-TERM INVESTMENT FUND
                                 -------------------------------------------------------------------------------------------------
                                 YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR
                                 ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED
                                 9/30/98   9/30/97   9/30/96   9/30/95   9/30/94   9/30/93   9/30/92   9/30/91   9/30/90   9/30/89
                                 -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
PER UNIT OPERATING PERFORMANCE:*
(for a unit outstanding
 throughout the year)
Net Asset Value, Beginning of
 Year........................... $ 21.23   $ 20.24   $ 19.31   $ 18.36   $ 17.83   $ 17.43   $ 16.80   $ 15.79   $ 14.69   $ 13.49
                                 -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
Income from Investment
 Operations:
  Investment income-- net.......    1.06      0.97      0.94      0.93      0.53      0.43      0.64      0.99      1.14      1.19
  Net realized and unrealized
   gain (loss) on investments...    0.02      0.02     (0.01)     0.02      0.00     (0.03)    (0.01)     0.02      0.09      0.01
                                 -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
  Total from Investment
   Operations...................    1.08      0.99      0.93      0.95      0.53      0.40      0.63      1.01      1.23      1.20
                                 -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
Less Distributions:
  Net realized gain on
   investments..................      --        --        --        --        --        --        --        --     (0.04)       --
  Paid-in capital...............      --        --        --        --        --        --        --        --     (0.09)       --
                                 -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
  Total distributions...........      --        --        --        --        --        --        --        --     (0.13)       --
                                 -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
  Net increase..................    1.08      0.99      0.93      0.95      0.53      0.40      0.63      1.01      1.10      1.20
                                 -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
  Net Asset Value,
   End of Year.................. $ 22.31   $ 21.23   $ 20.24   $ 19.31   $ 18.36   $ 17.83   $ 17.43   $ 16.80   $ 15.79   $ 14.69
                                 -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
                                 -------   -------   -------   -------   -------   -------   -------   -------   -------   -------

    TOTAL RETURN................    5.09%     4.89%     4.82%     5.17%     2.97%     2.29%     3.75%     6.40%     8.34%     8.90%

RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets:
  Expenses**....................   (0.80)%   (0.80)%   (0.80)%   (0.80)%   (0.80)%   (0.89)%   (0.79)%   (0.79)%   (0.59)%   (0.45)%
  Investment income-- net.......    4.89%     4.67%     4.76%     4.94%     2.92%     2.43%     3.72%     6.06%     7.49%     8.41%
Decrease in above expense ratio
 due to Fee waiver..............    0.50%     0.45%     0.39%     0.34%     0.32%       --        --        --        --        --
Net Assets at End of Year
 ($1,000's)..................... $32,385   $27,021   $25,668   $27,360   $29,975   $35,117   $34,911   $61,505   $62,481   $54,265


                  -------------------------------------
                   * Using average units basis.

                  ** The August 1, 1990 reorganization of RSI externalized all employees and the investment advisory, administrative and distribution services they had performed into separate entities. Certain investment expenses previously allocated among the Investment Funds are now set by contract between RSI and the new entities.

PROSPECTUS SUMMARY

                  THE FOLLOWING SUMMARY IS QUALIFIED IN ITS ENTIRETY BY THE MORE DETAILED INFORMATION APPEARING ELSEWHERE IN THIS PROSPECTUS AND IN THE STATEMENT OF ADDITIONAL INFORMATION.



                         The Fund is a New York common law trust currently
                  offering seven no load Investment Funds, each having its own investment objectives and policies: Core Equity Fund, Emerging Growth Equity Fund, Value Equity Fund, International Equity Fund, Actively Managed Bond Fund, Intermediate-Term Bond Fund and Short-Term Investment Fund. SEE, "Investment Objectives and Policies".



                         Trusts which are exempt from taxation under Section
                  501(a) of the Code and have been established to effectuate pension or profit sharing plans qualified under Section 401(a) of said Code by Eligible Employers are eligible for participation in the Fund. Eligible Employers are corporations or associations organized under the laws of any state or of the United States, organizations which are controlling, controlled by, or under common control with such eligible employers or the members of which consist solely of some or all of such organizations, organizations which are determined by the Trustees of the Fund (as defined below under "The Fund") to have business interests in common with other organizations participating in the Fund or self-employed individuals; provided, however, that the participation in the Fund of any self-employed individual or any corporation or association which is not a bank, savings bank, credit union or savings and loan association, or controlling, controlled by, or under common control with a bank, savings bank, credit union or savings and loan association, shall be subject to the approval of the Trustees of the Fund. SEE, "Participants in the Fund".



                         The Fund is also designed for the investment of funds
                  held in individual retirement trusts or custodial accounts which are exempt from taxation under Section 408(e) of the Code and which have been established by individual accountholders ("Individual Retirement Accountholders") to effectuate an individual retirement trust or custodial agreement which is maintained in conformity with Section 408(a) of the Code including Roth IRAs as defined in Section 408A of the Code ("Individual Retirement Accounts"). Individual Retirement Accountholders are individuals for whom an Individual Retirement Account ("IRA") has been established.



                         A Participating Trust (as defined below under
                  "Participants in the Fund") established by an Eligible Employer through the adoption of the Fund's Agreement and Declaration of Trust (as defined below under "The Fund") is herein referred to as a "Full Participating Trust". Subject to guidelines established by the Trustees, authority is permitted to be reserved to Investment Fiduciaries of Full Participating Trusts to direct the proportions in which units held in such Trusts shall be divided between certain investment classifications established by the Trustees of the Fund or, in the case of Full Participating Trusts established to effectuate defined benefit Plans, to direct the Trustees of the Fund to invest assets of such Trust in units of specified Investment Funds. SEE, "Investments in the Fund -- Full Participating Trusts". Participating Trusts other than Full Participating Trusts and Individual Retirement Accounts can effect purchases from specific Investment Funds. SEE, "Investments in the Fund -- Participating Trusts of Eligible Employers other than Full Participating Trusts" and "Investments in the Fund -- Individual Retirement Accounts
                  (IRAs)".



                         There is no minimum initial investment for admission
                  for a Participating Trust and subsequent investments may be made in any amount. The purchase price for units in each Investment Fund will be the net asset value per unit next determined following receipt of proper investment instructions. See, "Investments in the Fund -- General" and "Valuation of Units". Certificates representing units of the Fund will not be issued. SEE, "Investments in the Fund -- General".

                         Withdrawals (I.E., redemptions) and exchanges may be
                  made at any time. SEE, "Withdrawals and Exchanges". The withdrawal and exchange price is the net asset value per unit next determined following receipt of proper instructions. SEE, "Withdrawals and Exchanges".


                         Net asset value per unit of each Investment Fund is
                  determined by dividing the total value of the Investment Fund's assets, less any liabilities, by the number of units of such Investment Fund outstanding. The Fund determines the value of the assets held in each Investment Fund as of the close of trading (normally 4:00 p.m. Eastern Time). SEE, "Valuation of Units".


                         The Fund has entered into a Distribution Agreement with
                  Retirement System Distributors Inc. ("Broker-Dealer"), whereby the Broker-Dealer will distribute and promote the sale of units in the Fund's Investment Funds. SEE, "Administration of the Fund -- Distribution Agreement".

THE FUND

                  The Fund is an open-end diversified management investment company. The Fund is a trust which was established by individual trustees under the laws of the State of New York pursuant to an Agreement and Declaration of Trust made as of October 22, 1940. The Agreement and Declaration of Trust, as amended from time to time, is referred to as the "Agreement and Declaration of Trust". The term "Trustees", as used herein, refers to the trustees acting from time to time under the Agreement and Declaration of Trust in their capacity as such. Except as otherwise specifically provided herein, the term "Trustees", as used herein, is not meant to refer to the trustees of Participating Trusts (as hereinafter defined) in their capacity as such, although the trustees of Full Participating Trusts (as hereinafter defined) are one and the same as the Trustees under the Agreement and Declaration of Trust. The Fund has entered into a service agreement ("Service Agreement") with Retirement System Consultants Inc. ("Service Company"), pursuant to which, among other things, the Service Company has agreed to provide the Fund with certain administrative services in order to enable the Trustees to fulfill their administrative duties to the Participating Trusts established under the Agreement and Declaration of Trust. SEE, "Administration of the Fund". Certain references herein to "Trustees" refer to the trustees acting from time to time pursuant to authority delegated to the Service Company. SEE, "Administration of the Fund -- The Service Agreement".


PARTICIPANTS IN THE FUND
                  Participation in the Fund is limited to Qualified Trusts (as hereinafter defined) established by either Eligible Employers or Individual Retirement Accountholders. Eligible Employers are corporations or associations organized under the laws of any state or of the United States, organizations which are controlling, controlled by, or under common control with such eligible employers or the members of which consist solely of some or all of such organizations, organizations which are determined by the Trustees of the Fund to have business interests in common with other organizations participating in the Fund or self-employed individuals; provided, however, that the participation in the Fund of any self-employed individual or any corporation or association which is not a bank, savings bank, credit union or savings and loan association, or controlling, controlled by, or under common control with a bank, savings bank, credit union or savings and loan association, shall be subject to the approval of the Trustees of the Fund. Individual Retirement Accountholders are individuals for whom an Individual Retirement Account has been established. Qualified Trusts include trusts which are exempt from taxation under Section 501(a) of the Code and have been established to effectuate pension or profit sharing plans which are qualified under
                  Section 401(a) of the Code ("Plans") either by (a) the adoption of a Plan of Participation and the Agreement and Declaration of Trust or (b) the execution of a trust instrument with a trustee or trustees, other than the Trustees. Qualified Trusts also include Individual Retirement Accounts which are exempt from taxation under Section 408(e) of the Code. SEE, "Investments in the Fund -- Individual Retirement Accounts (IRAs)". Qualified Trusts which have been admitted to the Fund are referred to as "Participating Trusts".


                         Participation in the Fund requires the execution of an
                  agreement by the Eligible Employer or the adoption of resolutions or other documentation satisfactory to the Trustees ("Participation Agreement"). With respect to the Participation Agreement of an Eligible Employer, such agreement, among other things, adopts the Agreement and Declaration of Trust as a part of the Plan of the Eligible Employer and provides that the provisions of the Agreement and Declaration of Trust shall be controlling with respect to the assets of the Plan transferred to the Trustees. Participation Agreements entered into with respect to Full Participating Trusts provide, in addition, for the designation of the Trustees as the trustees of the Eligible Employer's Plan and for the allocation of certain administrative plan responsibilities between the Trustees and fiduciaries designated by the Eligible Employer. SEE, "Investments in the Fund".

INVESTMENT OBJECTIVES AND POLICIES

                  The Fund consists of seven Investment Funds each with a different set of investment objectives and policies. There can be no assurance that the investment objective of any Investment Fund can be attained. The term "investment manager" as used herein in reference to any Investment Fund means the investment manager acting for such fund or any segment thereof.


                         Although all of the Investment Funds stress current
                  income to some degree, it is the policy of each Investment Fund to earn current income for the reinvestment and further accumulation of assets. Accordingly, no current income will be distributed. This policy is unlike that of most investment companies which do not reinvest earnings as the Fund does. This policy arises from the fact that the Fund, unlike most investment companies, exclusively invests retirement funds. Participating Trusts do, however, receive a benefit from any current income of the Fund comparable to the benefit received from the distributions made by most other investment companies. In the Fund, this benefit is received in the form of an increase in net asset value per unit rather than in the form of cash or reinvestment through the purchase of additional units.

                         Six of the Investment Funds, the Core Equity Fund,
                  Emerging Growth Equity Fund, Value Equity Fund, Actively Managed Bond Fund, Intermediate-Term Bond Fund and Short-Term Investment Fund, commenced investment operation as separate funds on January 1, 1983. The net assets of these funds were transferred from two predecessor investment funds and were allocated to these Investment Funds pursuant to instructions of the Participating Trusts. The International Equity Fund commenced operations on May 1, 1984.



                         The following sets forth the investment objectives and
                  policies particular to each of the Investment Funds. SEE, "Investment Objectives and Policies -- Other Investment Policies and Risk Considerations" for a discussion of investment policies relating to the Investment Funds generally.


                  CORE EQUITY FUND


                  The Core Equity Fund is a diversified fund that seeks to achieve a total return in excess of the total return of the Lipper Growth and Income Mutual Funds Average measured over a period of three to five years. Total return includes both capital return (appreciation or depreciation in net asset value) and income return (dividends and any interest income, net of operating expenses). Investments are made primarily in common stocks and other equity-based securities, such as securities convertible into common stocks, warrants to purchase common stocks and American Depository Receipts -- ADRs (U.S. traded dollar-denominated securities that represent an interest in the share of a foreign company). A portion of the Core Equity Fund may be temporarily held in cash equivalents not exceeding 25% of the total assets of such Fund (SEE, "Investment Objectives and Policies -- Other Investment Policies and Risk Considerations -- Cash Equivalents" for the definition of "cash equivalents"). Under normal market conditions however, the Core Equity Fund will be fully invested (E.G., at least 90% of total portfolio assets will be invested in equity-based securities). Although there is no assurance that the Core Equity Fund will meet its total return objective, the securities held in the Core Equity Fund will generally reflect the price volatility of the broad equity market (I.E., the Standard & Poor's 500 Index).


                         In general, the Core Equity Fund will invest in stocks
                  of companies with market capitalizations in excess of $750 million. Equity securities of a company will be selected considering such factors as the sales, growth, and profitability prospects for the economic sector and markets in which the company operates and for the products or services it provides; the financial condition of the company; its ability to meet its liabilities and to provide income in the form of dividends; the prevailing price of the security; how that price compares to historical price levels of the security, to current price levels in the general market, and to the prices of competing companies; projected earnings estimates and earnings growth rate of the company, and the relation of those figures to the current price.


                         Mr. James P. Coughlin, President and Chief Investment
                  Officer of Retirement System Investors Inc. ("Investors Inc."), has been the portfolio manager for the Core Equity Fund since August, 1984. Mr. Coughlin also serves as Executive Vice President - Investments of the Core Equity Fund. His prior experience in the investment management business, as a research analyst, portfolio manager and as a manager responsible for determining investment policy, was with the economic and investment counsel firm of Lionel Edie & Co., which for a time was a subsidiary of Merrill Lynch, Pierce, Fenner & Smith Incorporated and eventually part of Manufacturers Hanover Trust. An honors graduate of Iona College, Mr. Coughlin holds a Bachelor of Arts degree in Economics. He received a Master of Business Administration degree in Finance from New York University Graduate School of Business and is a Chartered Financial Analyst (CFA).

                  VALUE EQUITY FUND


                  The Value Equity Fund is a diversified fund that seeks to achieve a total return in excess of the total return of the Lipper Growth and Income Mutual Funds Average measured over a period of three to five years, primarily through capital appreciation. Total return includes changes in security values plus dividends and interest income, net of operating expenses. Investments are made in securities of companies which are perceived by the investment manager to be "undervalued" due to the perceptions of other investors and which, in the investment manager's view, may be selling at unjustifiably low price/earnings ratios or price-to-book ratios, or offer exceptional dividend yield. Typical investment holdings are believed by the investment manager to be financially sound companies which offer prospects for significant earnings or dividend growth relative to their market prices. When purchased, such undervalued companies generally will have price/earnings or other valuation ratios that are lower than average relative to broad stock market indices (E.G., the Standard & Poor's 500 Index) or generally accepted value indices such as the Russell Value 1000 Index. In general, the Value Equity Fund will invest in stocks of companies with a market capitalization in excess of $750 million. Investments are made primarily in common stocks and other equity-based securities, such as securities convertible into common stocks, warrants to purchase common stocks and American Depository Receipts -- ADRs (U.S. traded dollar-denominated securities that represent an interest in the shares of a foreign company). A portion of the Value Equity Fund may be temporarily held in cash equivalents not exceeding 25% of the total assets of such Fund (SEE, "Investment Objectives and Policies and Risk Considerations -- Other Investment Policies -- Cash Equivalents" for the definition of "cash equivalents". Under normal market conditions however, the Fund will be fully invested (E.G., at least 90% of total portfolio assets will be invested in equity-based securities.) Over time, the Value Equity Fund has exhibited a lower degree of risk and price volatility than the Emerging Growth Equity Fund and a slightly higher degree of volatility than the Core Equity Fund.



                         The Value Equity Fund has been managed by Chris R.
                  Kaufman, Portfolio Manager, since July 1, 1995. Mr. Kaufman is Vice President of Investors Inc. In addition to his portfolio management responsibilities, Mr. Kaufman assists in providing research and equity analysis for the Core Equity Fund. Mr. Kaufman joined Investors Inc. in May 1995, with over 10 years of investment experience. Prior to joining Investors Inc., he was an Investment Vice President at The Mutual Life Insurance Company of New York, where he spent 8 years in investment/security analysis and in a portfolio advisory capacity. Prior to that, he worked for 2 years in the Investment Management Group of Bankers Trust. Mr. Kaufman graduated Phi Beta Kappa, with honors from Hunter College, with a Bachelor of Arts degree in Economics and Art History, and received a Masters in Business Administration in Finance from the Columbia School of Business. He is currently pursuing a Chartered Financial Analyst (CFA) qualification.


                  EMERGING GROWTH EQUITY FUND


                  The Emerging Growth Equity Fund is a diversified fund that seeks to maximize total return, primarily through capital appreciation, through investment in securities of rapidly growing, emerging companies. The Emerging Growth Equity Fund seeks to achieve a total return which exceeds the total return of the Lipper Small Company Growth Mutual Funds Average measured over a period of three to five years. Total return includes both capital return (appreciation or depreciation in net asset value) and income return

                  (dividends and any interest income, net of operating expenses). Emerging growth companies are those that are expected by the Emerging Growth Equity Fund's manager to experience rapid earnings growth in the next few years. The following types of companies frequently offer rapid earnings growth: newer companies that are able to identify and service a market niche; more mature companies that restructure their operations or develop a new product or service that enhances the company's sales and profit growth potential; and small to medium-sized companies (I.E., companies with market capitalizations from $50 million to $750 million at time of purchase) that, because of successful market penetration, expect to experience accelerating revenue and earnings growth. Investment holdings in companies with market capitalizations greater than $2 billion (occurring as a result of price appreciation) should not exceed 10% of the Fund's total assets. Emerging growth companies generally exhibit the following characteristics relative to the average company in a similar industry included in the broad stock market indices (E.G., the Standard & Poor's 500 Index): higher than average return on equity, higher than average earnings and dividend growth potential as perceived by the investment manager and smaller than average market capitalization. Investments are made primarily in common stocks and other equity-based securities, such as securities convertible into common stocks, warrants to purchase common stocks and American Depository Receipts -- ADRs (U.S. traded dollar-denominated securities that represent an interest in the share of a foreign company). A portion of the Emerging Growth Equity Fund may be temporarily held in cash equivalents not exceeding 25% of the total assets of such Fund (SEE, "Investment Objectives and Policies -- Other Investment Policies and Risk Considerations -- Cash Equivalents" for the definition of "cash equivalents"). Under normal market conditions however, the Emerging Growth Equity Fund will be fully invested (E.G., at least 90% of total portfolio assets will be invested in equity-based securities.) The portfolio of the Emerging Growth Equity Fund generally will have a higher degree of risk and price volatility than the portfolio of the Core Equity Fund and the Value Equity Fund and may have a lower income return than these funds.



                         Friess Associates Inc. ("Friess") has been a manager of
                  a portion of the Emerging Growth Equity Fund since January 1, 1990. Friess was organized in 1974 and is wholly owned by Foster Friess and Lynnette E. Friess, who are directors and the sole officers of Friess. Friess directs the purchase and sale of investment securities in the day to day management of its portion of the Emerging Growth Equity Fund. All investment decisions for the Emerging Growth Equity Fund are made by investment teams consisting of two or more analysts, and no single person is responsible for making investment decisions. HLM Management Company Inc. ("HLM") has been a manager of a portion of the Emerging Growth Equity Fund since April 1, 1997. HLM was incorporated in November 1983 and is wholly owned by its three founding principals, A.R. (Buck) Haberkorn, III, Judith P. Lawrie and James J. Mahoney, Jr., and by a fourth principal, Peter J. Grua, who are all active, full-time members of HLM. HLM directs the purchase and sale of investment securities in the day to day management of its portion of the Investment Fund. All investment decisions for the Emerging Growth Fund are made by an investment team comprised of the three founding principals and two other HLM principals, Peter J. Grua and Ann B. Hutchins. All five principals must agree to add an investment security to the Emerging Growth Equity Fund and any three principals must agree to sell an investment security.

                  INTERNATIONAL EQUITY FUND


                  The International Equity Fund is a diversified fund that seeks to achieve a total return (currency adjusted) in excess of the total return of the Lipper International Mutual Funds Average measured over a period of three to five years. Total return includes both capital return (appreciation or depreciation in net asset value) and income return (dividends and any interest income, net of operating expenses). Investments are made primarily in common stocks and other equity-based securities, such as securities convertible into common stocks, warrants to purchase common stocks and American Depository Receipts -- ADRs (U.S. traded dollar-denominated securities that represent an interest in the share of a foreign company). Investments may also be made in fixed-income securities not in excess of 10% of the value of the total assets of the International Equity Fund. Investments will be made primarily in securities of companies domiciled outside of the United States and at least 65% of such Fund's total assets will be invested in securities of companies domiciled in at least three countries other than the United States. The International Equity Fund may also invest in securities of non-United States governments and their agencies and may also invest in securities of United States companies which derive, or are expected to derive, a substantial portion of their revenues from operations outside the United States. Investments in such United States companies will normally be less than 10% of the International Equity Fund's total assets. The International Equity Fund may enter into forward foreign currency exchange contracts to protect against uncertainty in the level of future foreign exchange rates. SEE, "Investment Objectives and Policies -- Other Investment Policies and Risk Considerations -- Foreign Currency Transactions". A portion of the International Equity Fund may be temporarily held in cash equivalents not exceeding 25% of the total assets of such Fund (SEE, "Investment Objectives and Policies -- Other Investment Policies -- Cash Equivalents" for the definition of "cash equivalents"). Under normal market conditions however, the International Equity Fund will be fully invested (E.G., at least 90% of total portfolio assets will be invested in equity-based securities.) SEE, "Investment Objectives and Policies -- Other Investment Policies -- Cash Equivalents" for the definition of "cash equivalents".



                         In general, the International Equity Fund will invest
                  in stocks of companies whose market capitalizations are in excess of $750 million. While investments in companies with a market capitalization of less than $750 million is permissible, such investments should normally not exceed 25% of the International Equity Fund's total assets. Equity securities of a company will be selected considering such factors as the sales, growth, and profitability prospects for the economic sector and markets in which the company operates and for the products or services it provides; the financial condition of the company, its ability to meet its liabilities and to provide income in the form of dividends; the prevailing price of the security; how that price compares to historical price levels of the security, to current price levels in the general market, and to the prices of competing companies; projected earnings estimates and earnings growth rate for the company, and the relation of those figures to the current price.


                         Investments in fixed-income securities will be based on
                  judgments by the investment manager of the quality of the securities. This judgment may be based upon such considerations as the issuer's financial strength, including its historic and current financial condition, its historic and projected earnings and its present and anticipated cash flow; the issuer's debt maturity schedules and current and future borrowing requirements; and the issuer's continuing ability to meet its future obligations. In addition, emphasis will be placed on comparative geographical and economic valuation, which will require fundamental analysis of the economies, currencies, financial markets and other variables of the various countries in which investments may be made.


                         Investments currently may be made in the following
                  countries: Australia; New Zealand; Hong Kong; Indonesia; Japan; Malaysia; Philippines; Singapore; South Korea; Thailand; Sri Lanka; Taiwan; Canada; South Africa; Austria; Belgium; Denmark; Finland; France; Germany; Greece; Ireland; Italy; Luxembourg; Netherlands; Norway; Portugal; Spain; Sweden; Switzerland; India; Pakistan; Turkey; United Kingdom; Jordan; Mexico; Argentina; Peru; Brazil; Chile and Venezuela. The International Equity Fund sub-investment adviser will not consider investments in any of these markets until the adviser, the International Equity Fund custodian and fund management are satisfied with local administrative and regulatory controls within each such market. Investments in securities of non-United States issuers and in securities involving foreign currencies involve investment risks that are different from investments in securities of United States issuers involving no foreign currency, including the effect of different economies, changes in currency rates, future political and economic developments and possible imposition of exchange controls or other governmental restrictions. There may also be less publicly available information about a non-United States issuer than about a domestic issuer, and non-United States issuers are not generally subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic issuers. Most stock exchanges outside the United States have substantially less volume than the New York Stock Exchange and securities of some non-United States companies are less liquid and more volatile than securities of comparable domestic issuers. There is generally less government regulation of stock exchanges, brokers and listed companies outside than in the United States. In addition, with respect to certain countries there is a possibility of expropriation or confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in securities of issuers located in those countries.



                         As an "international equity" fund, at least 65% of the
                  total assets of the International Equity Fund will, under normal market conditions, be invested in equity-based securities.



                         Morgan Grenfell Investment Services Limited ("MGIS")
                  has been managing the International Equity Fund since May 1984. William G.M. Thomas, investment manager for the International Equity Fund, has an honors degree from Queen's University, Belfast, and joined MGIS in 1979 as a technology analyst. Prior to MGIS, he spent 10 years with the Extel Group developing sophisticated investment computer software for international portfolio management firms including MGIS. At MGIS, his work in global technology introduced him to Japan and Japanese companies and in 1984 he joined the MGIS Japanese research team, traveling to Japan, visiting companies and analyzing investment opportunities. Mr. Thomas, who became a director of MGIS in 1988, now heads the Japanese Research Team and works with a team of 15 analysts in London and Tokyo, researching Japanese companies.


                  ACTIVELY MANAGED BOND FUND


                  The Actively Managed Bond Fund is a diversified fund that seeks, through selective investment in bonds and other debt securities, to achieve a total return (I.E., income, including reinvested income, and capital appreciation or depreciation in the net asset value, net of operating expenses) in excess of the Lipper U.S. Government Bond Funds Average measured over a period of three to five years. The returns are sought through substantial periodic altering of the structure (particularly the maturity structure) of the portfolio. Such strategy requires that the investment manager has the flexibility to lengthen and shorten maturities of the portfolio, as well as to make shifts in quality and sector distribution, as market conditions dictate. Obtaining successful results in the Actively Managed Bond Fund will principally, but not exclusively, depend upon the manager's ability to forecast interest rate and bond market movements. An important technique will be the manager's use of cash reserves (I.E., when interest rates are expected to rise, the manager will sell portfolio securities and thereby raise its cash reserves, whereas when interest rates are expected to drop, the Actively Managed Bond Fund's cash reserves would be expected to be fully invested). Securities issued or guaranteed by the United States government or its agencies or instrumentalities in which the Actively Managed Bond Fund might invest would generally be of the same nature as those in which the Short-Term Investment Fund might invest. SEE, "Short-Term Investment Fund" below. The debt securities in which the Actively Managed Bond Fund may invest are limited by the following policies: (a) at least 75% of the portfolio, taken at market value, must be in debt securities having a rating at the time of purchase of "Aa" or better from Moody's Investors Service, Inc., "AA" or better from Standard & Poor's Corporation or Fitch Investors Service, Inc. or an equivalent rating from another nationally known rating service or must consist of securities issued or guaranteed by the United States government or its agencies or instrumentalities; (b) at least 65% of such portfolio must be invested in securities issued or guaranteed by the United States government or its agencies or instrumentalities; and (c) the balance of such portfolio must be invested in debt securities of United States corporations, rated at the time of purchase "A" or better from Moody's Investors Service, Inc., Standard & Poor's Corporation, Fitch Investors Service, Inc. or another nationally known rating service and other debt securities (E.G., those of foreign issuers) which, in the judgment of the investment manager, would be of comparable quality to United States securities having a rating of "A" or better by one of the above rating agencies. SEE, "Appendix" for an explanation of the ratings. These judgments may be based upon such considerations as the issuer's financial strength, including its historic and current financial condition, its historic and projected earnings and its present and anticipated cash flow; the issuer's debt maturity schedules and current and future borrowing requirements; and the issuer's continuing ability to meet its future obligations.



                         The portfolio structure of the Actively Managed Bond
                  Fund is such that investments are distributed among different sectors or industries, with no more than 25% of the portfolio invested in securities of any one sector of the corporate bond market. The Actively Managed Bond Fund attempts to purchase only securities which were part of an original issue of $100 million or more.



                         Non-income producing securities to be held in the
                  Actively Managed Bond Fund may include zero-coupon obligations of corporations, instruments evidencing ownership of future interest or principal payments on United States Treasury Bonds and collateralized mortgage obligations. (See the next paragraph for a discussion of collateralized mortgage obligations.) Zero-coupon obligations pay no current interest. Zero-coupon obligations are sold at prices discounted from par value, with that par value to be paid to the holder at maturity. The return on a zero-coupon obligation, when held to maturity, equals the difference between the par value and the original purchase price. Zero-coupon obligations may be purchased if the yield spread between these obligations and coupon issues is considered advantageous, giving consideration to the duration of alternative investments. The market value of a zero-coupon obligation is generally more volatile than that of an interest-bearing obligation and, as a result, if a zero-coupon obligation is sold prior to maturity under unfavorable market conditions, the loss that may be sustained on such sale may be greater than on the sale of an interest-bearing obligation of similar yield and maturity.


                         From time to time the Actively Managed Bond Fund may
                  invest in collateralized mortgage obligations ("CMOs"), real estate mortgage investment conduits ("REMICs") and certain stripped mortgage-backed securities. CMOs generally represent a participation in, or are secured by, a pool of mortgage loans. The CMOs in which the Actively Managed Bond Fund may invest are limited to United States government and related securities (including those of agencies or instrumentalities) such as CMOs issued by GNMA, FNMA and FHLMC. Stripped mortgage securities are usually structured with two classes that receive different portions of the interest and principal distributions on a pool of mortgage assets. The Actively Managed Bond Fund may invest in both the interest-only or "IO" class and the principal-only or "PO" class. The yield to maturity on an IO class is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the Actively Managed Bond Fund's yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Actively Managed Bond Fund may fail to fully recoup its initial investment in these securities. Conversely, POs tend to increase in value if prepayments are greater than anticipated and decline if prepayments are lower than anticipated.



                         REMICs are offerings of multiple class real estate
                  mortgage-backed securities which qualify and elect treatment as such under provisions of the Code. Issuers of REMICs may take several forms, such as trusts, partnerships, corporations, associations or a segregated pool of mortgages. Once REMIC status is elected and obtained, the entity is not subject to federal income taxation. Instead, income is passed through the entity and is taxed to the person or persons who hold interests in the REMIC. A REMIC interest must consist of one or more classes of "regular interests," some of which may offer adjustable rates, and a single class of "residual interests." To qualify as a REMIC, substantially all of the assets of the entity generally must be assets directly or indirectly secured principally by real property.



                         The Actively Managed Bond Fund invests in fixed-income
                  securities without any restriction on maturity. Fixed-income securities can have maturities as long as 30 years or more. The average maturity of securities in the Actively Managed Bond Fund will be based primarily upon the investment manager's expectations for the future course of interest rates and the then prevailing price and yield levels in the fixed-income market.



                         Changes in interest rates will cause the value of
                  securities held in the Actively Managed Bond Fund to vary inversely to changes in prevailing interest rates. If, however, a security is held to maturity, no gain or loss will be realized as a result of changes in prevailing interest rates. The value of these securities will also be affected by general market and economic conditions and by the creditworthiness of the issuer. Fluctuations in value of the Actively Managed Bond Fund securities will cause net asset value per unit to fluctuate.



                         A portion of the Actively Managed Bond Fund may be
                  temporarily held, without limitation on amount, in cash equivalents. SEE, "Investment Objectives and Policies -- Other Investment Policies and Risk Considerations -- Cash Equivalents" for the definition of "cash equivalents".

                         As a "bond" fund, at least 65% of the total assets of
                  the Actively Managed Bond Fund will, under normal market conditions, be invested in debt securities.


                         The Actively Managed Bond Fund is co-managed by Herbert
                  Kuhl, Jr., First Vice President, and Deborah A. Modzelewski, First Vice President, of Investors Inc., each of whom plays an important role in the Actively Managed Bond Fund's management process. They work closely together to develop investment strategies and select securities for the Actively Managed Bond Fund's portfolio. Mr. Kuhl has been co-manager of the Actively Managed Bond Fund since August 1993, except during a period of retirement between November 1995 and March 1996. Ms. Modzelewski has been a co-manager since November 1995. Mr. Kuhl joined Retirement System for Savings Institutions (predecessor to Investors Inc.) in April, 1986, with over 20 years of experience in managing credit research and fixed-income investments. Prior thereto, he was an investment officer at Savings Bank Trust Company, with responsibility for managing various banks' fixed-income investments. He graduated from Rhode Island University with a Bachelor of Science degree in Industrial Engineering and received a Master of Science degree in Finance from Columbia University. Mr. Kuhl is a Chartered Financial Analyst. Ms. Modzelewski joined Retirement System in September 1984 and she has been responsible for money market investments and cash management for all investment funds managed by Investors Inc. A graduate of New York University, Ms. Modzelewski holds a Bachelor of Science degree in Finance and International Business. She also received a Master of Business Administration degree in Finance from St. John's University.


                  INTERMEDIATE-TERM BOND FUND


                  The Intermediate-Term Bond Fund is a diversified fund that seeks to achieve a total return (I.E., income, including reinvested income, and capital appreciation or depreciation in the net asset value, net of operating expenses) in excess of the Lipper Short-Intermediate (one to five year maturity) U.S. Government Mutual Funds Average measured over a period of three to five years. The returns are sought through a high level of current income, with consideration also given to safety of principal through investment in fixed-income securities either maturing within ten years or having an expected average life of under ten years. The Intermediate-Term Bond Fund is managed within an average portfolio maturity range of 2 1/2 years to a maximum of 5 years and an average duration range from 2 1/2 years to 4 years. Investment emphasis is placed upon securing a stable rate of return through investment in a diversified portfolio of debt securities. The Intermediate-Term Bond Fund attempts to purchase only securities which were part of an original issue of $100 million or more. The average maturity of securities in the Intermediate-Term Bond Fund will be based primarily upon the investment managers' expectations for the future course of interest rates and the then prevailing price and yield levels in the fixed-income markets. The debt securities in which the Intermediate-Term Bond Fund may invest are limited by the following policies: (a) at least 75% of the portfolio of the Intermediate-Term Bond Fund, taken at market value, must be in debt securities having a rating at the time of purchase of "Aa" or better from Moody's Investors Service, Inc., "AA" or better from Standard & Poor's Corporation or Fitch Investors Service, Inc. or an equivalent rating from another nationally known rating service or must consist of securities issued or guaranteed by the United States government or its agencies or instrumentalities; (b) at least 65% of such portfolio must be invested in securities issued or guaranteed by the United States government or its agencies or instrumentalities; and (c) the balance of such portfolio must be invested in debt securities of United States corporations rated, at the time of purchase, "A" or better by one of the above rating agencies and other debt securities (E.G., those of foreign issuers) which, in the judgment of the investment manager, would be of comparable quality to United States securities having a rating of "A" or better by one of the above rating agencies. SEE, "Appendix" for an explanation of the ratings. A reduction below such rating for any debt security owned will not require disposition of the security.



                         The portfolio structure of the Intermediate-Term Bond
                  Fund is such that investments are distributed among different sectors or industries, with no more than 25% of the portfolio invested in securities of any one sector of the corporate bond market.



                         Non-income producing securities to be held in the
                  Intermediate-Term Bond Fund may include zero-coupon obligations of corporations, instruments evidencing ownership of future interest or principal payments on United States Treasury Bonds and collateralized mortgage obligations. (See the next paragraph for a discussion of collateralized mortgage obligations.) Zero-coupon obligations pay no current interest. Zero-coupon obligations are sold at prices discounted from par value, with that par value to be paid to the holder at maturity. The return on a zero-coupon obligation, when held to maturity, equals the difference between the par value and the original purchase price. Zero-coupon obligations may be purchased if the yield spread between these obligations and coupon issues is considered advantageous, giving consideration to the duration of the alternative investments. The market value of a zero-coupon obligation is generally more volatile than that of an interest-bearing obligation and, as a result, if a zero-coupon obligation is sold prior to maturity under unfavorable market conditions, the loss that may be sustained on such sale may be greater than on the sale of an interest-bearing obligation of similar yield and maturity.



                         From time to time the Intermediate-Term Bond Fund may
                  invest in collateralized mortgage obligations ("CMOs"), real estate mortgage investment conduits ("REMICs") and certain stripped mortgage-backed securities. CMOs generally represent a participation in, or are secured by, a pool of mortgage loans. The CMOs in which the Intermediate-Term Bond Fund may invest are limited to United States government and related securities (including those of agencies or instrumentalities) such as CMOs issued by GNMA, FNMA and FHLMC. Stripped mortgage securities are usually structured with two classes that receive different portions of the interest and principal distributions on a pool of mortgage assets. The Intermediate-Term Bond Fund may invest in both the interest-only or "IO" class and the principal-only or "PO" class. The yield to maturity on an IO class is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the Intermediate-Term Bond Fund's yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Intermediate-Term Bond Fund may fail to fully recoup its initial investment in these securities, even if the securities are United States government and related securities. Conversely, POs tend to increase in value if prepayments are greater than anticipated and decline if prepayments are lower than anticipated.


                         REMICs are offerings of multiple class real estate
                  mortgage-backed securities which qualify and elect treatment as such under provisions of the Code. Issuers of REMICs may take several forms, such as trusts, partnerships, corporations, associations or a segregated pool of mortgages. Once REMIC status is elected and obtained, the entity is not subject to federal income taxation. Instead, income is passed through the entity and is taxed to the person or persons who hold interests in the REMIC. A REMIC interest must consist of one or more classes of "regular interests," some of which may offer adjustable rates, and a single class of "residual interests." To qualify as a REMIC, substantially all of the assets of the entity must be in assets directly or indirectly secured principally by real property.


                         A portion of the Intermediate-Term Bond Fund may be
                  temporarily held, without limitation on amount, in cash equivalents. SEE, "Investment Objectives and Policies -- Other Investment Policies and Risk Considerations -- Cash Equivalents" for the definition of "cash equivalents".


                         As a "bond" fund, at least 65% of the total assets of
                  the Intermediate-Term Bond Fund will, under normal market conditions, be invested in debt securities.


                         The Intermediate-Term Bond Fund is co-managed by
                  Herbert Kuhl, Jr., First Vice President, and Deborah A. Modzelewski, First Vice President, of Investors Inc., each of whom plays an important role in the Intermediate-Term Bond Fund's management process. They work closely together to develop investment strategies and select securities for the Intermediate-Term Bond Fund's portfolio. Mr. Kuhl has been co-manager of the Intermediate-Term Bond Fund since April 1986, except during a period of retirement between November 1995 and March 1996. Ms. Modzelewski has been a co-manager since November 1995. Mr. Kuhl joined Retirement System for Savings Institutions (predecessor to Investors Inc.) in April, 1986, with over 20 years of experience in managing credit research and fixed-income investments. Prior thereto, he was an investment officer at Savings Bank Trust Company, with responsibility for managing various banks' fixed-income investments. He graduated from Rhode Island University with a Bachelor of Science degree in Industrial Engineering and received a Master of Science degree in Finance from Columbia University. Mr. Kuhl is a Chartered Financial Analyst. Ms. Modzelewski joined Retirement System in September 1984 and she has been responsible for money market investments and cash management for all investment funds managed by Investors Inc. A graduate of New York University, Ms. Modzelewski holds a Bachelor of Science degree in Finance and International Business. She also received a Master of Business Administration degree in Finance from St. John's University.


                  SHORT-TERM INVESTMENT FUND

                  The Short-Term Investment Fund is a diversified fund that seeks current income and stability of principal through investment in short term, fixed-income securities, and seeks to achieve a 12 month total return (I.E., income, including reinvested income, and capital appreciation or depreciation in the net asset value, net of operating expenses) in excess of the average return of a broad-based universe of money market funds. However, the fund is not a money market fund and its net asset value will fluctuate. The Short-Term Investment Fund purchases only instruments which are callable on demand or with a remaining maturity of one year or less, except debt obligations issued or guaranteed by the United States government or its agencies or instrumentalities, which may have a remaining maturity of up to two years, and will maintain a dollar weighted average portfolio maturity of 12 months or less. Although the type of money market securities in which the Short-Term Investment Fund invests are not completely risk free, such securities are generally considered by the investment manager to have a low risk of default in payment of principal and interest obligations. With respect to repurchase agreements and the lending of portfolio securities by the Short-Term Investment Fund, there is the risk of the failure of the parties involved to repurchase at the agreed upon price or to return the securities loaned. SEE,

                  "Investment Objectives and Policies -- Other Investment Policies and Risk Considerations -- Repurchase Agreements" and "Investment Objectives and Policies -- Other Investment Policies and Risk Considerations -- Lending Portfolio Securities" for a description of these and other related risks. In addition to effecting repurchase agreements and the lending of securities, the Short-Term Investment Fund limits its investments to the instruments described below. The Short-Term Investment Fund attempts to maintain a relatively stable per share value with less fluctuation than a longer-term bond fund.



                               OBLIGATIONS ISSUED BY OR GUARANTEED BY THE UNITED
                        STATES GOVERNMENT, ITS AGENCIES OR
                        INSTRUMENTALITIES. United States government obligations are bills, notes, bonds and other debt securities issued by the Treasury which are direct obligations of the United States government and differ primarily in length of their maturity. These obligations are backed by the "full faith and credit" of the United States. Obligations issued by an agency or instrumentality of the United States government are not direct obligations of the United States Treasury. Such obligations include notes, bonds and discount notes which may or may not be backed by the full faith and credit of the United States. In the case of securities not backed by the full faith and credit of the United States, the Short-Term Investment Fund must look principally to the agency issuing or guaranteeing the obligations for ultimate repayment and may not be able to assert a claim against the United States itself, in the event the agency or instrumentality does not meet its commitments. Securities in which the Short-Term Investment Fund may invest that are not backed by the full faith and credit of the United States include, but are not limited to, obligations of Federal National Mortgage Association and the United States Postal Service, each of which has the right to borrow from the United States Treasury to meet its obligations, and obligations of the Federal Farm Credit System and the Federal Home Loan Banks, both of whose obligations may be satisfied only by the individual credits of each issuing agency. Securities which are backed by the full faith and credit of the United States include obligations of the Government National Mortgage Association and the Farmers Home Administration.



                               BANK OBLIGATIONS.  These obligations include, but
                        are not limited to, negotiable certificates of deposit, bankers' acceptances and fixed time deposits issued by United States banks and foreign banks. Investments in United States bank obligations are limited to obligations of United States banks (including foreign branches), which are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the Federal Deposit Insurance Corporation or the Federal Savings and Loan Insurance Corporation. In addition, any United States bank whose obligations are held must have a class of unsecured debt obligations rated "A" or better by Moody's Investors Service, Inc., Standard & Poor's Corporation, Fitch Investors Service, Inc. or another nationally known rating service or, if not rated, be of comparable quality in the opinion of the investment manager.



                               Investments in foreign bank obligations are
                        limited to United States dollar denominated obligations of foreign banks which at the time of investment: (a) have more than $10 billion, or the equivalent in other currencies, in total assets; (b) in terms of assets, are among the 75 largest foreign banks in the world; (c) have branches or agencies in the United States; and (d) in the opinion of the investment manager, are of an investment quality comparable to obligations of United States banks which may be purchased.



                               Fixed time deposits are obligations of foreign
                        branches of United States banks or foreign banks which are payable at a stated maturity date and bear a fixed rate of interest. Generally, fixed time deposits may be withdrawn on demand by the investor, but they may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. Although fixed time deposits do not have a market, there are no contractual restrictions on the Fund's right to transfer a beneficial interest in the deposit to a third party. It is the present policy of the Short-Term Investment Fund not to invest in fixed time deposits subject to withdrawal penalties, other than overnight deposits, if more than 10% of the value of its total assets would be invested in such deposits or other illiquid securities.



                               Obligations of foreign banks involve somewhat
                        different investment risks from those affecting obligations of United States banks, including the possibilities that liquidity could be impaired because of future political and economic developments, that the obligations may be less marketable than comparable obligations of United States banks, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that foreign deposits may be seized or nationalized, that foreign governmental restrictions (such as exchange controls) may be adopted which might adversely affect the payment of principal and interest on those obligations, that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks, or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to United States banks.



                               COMMERCIAL PAPER AND MASTER DEMAND NOTES ISSUED
                        BY UNITED STATES CORPORATIONS. Commercial paper is unsecured promissory notes issued to finance short-term credit requirements. The Short-Term Investment Fund's investments in commercial paper will be limited to commercial paper rated "Prime-1" by Moody's Investors Service, Inc., and rated "A-1" or better by Standard & Poor's Corporation. Master notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a United States commercial bank acting as agent for the payees of such notes. Master notes are callable on demand by the payees, but are not marketable to third parties. Consequently, the right to redeem such notes depends on the borrower's ability to pay on demand. The investment manager will take into account the creditworthiness of the issuer of master notes in making investment decisions with respect to such notes.



                               BONDS, DEBENTURES OR NOTES ISSUED BY UNITED
                        STATES CORPORATIONS. Bonds, debentures or notes are obligations of the issuing company to repay a set amount of money on a specific date and to pay interest (usually semi-annually) at a fixed or floating rate until maturity thereof. The corporate bonds, debentures and notes purchased by the Short-Term

                        Investment Fund consist of bonds, debentures and notes which are callable on demand or have a remaining maturity of less than one year and which are rated "A" or better by Moody's Investors Service, Inc., Standard & Poor's Corporation, Fitch Investors Service, Inc. or another nationally known rating service including all sub classifications indicated by modifiers of such "A" ratings, or, if not rated, have comparable quality in the opinion of the investment manager.


                               SEE, "Appendix" for an explanation of the ratings
                        described above.


                         The Short-Term Investment Fund is co-managed by Herbert
                  Kuhl, Jr., First Vice President, and Deborah A. Modzelewski, First Vice President, of Investors Inc., each of whom plays an important role in the Short-Term Investment Fund's management process. They work closely together to develop investment strategies and select securities for the Short-Term Investment Fund's portfolio. Mr. Kuhl has been co-manager of the Short-Term Investment Fund since October 1988, except during a period of retirement between November 1995 and March 1996. Ms. Modzelewski has been a co-manager since November 1995. Mr. Kuhl joined Retirement System for Savings Institutions (predecessor to Investors Inc.) in April, 1986, with over 20 years of experience in managing credit research and fixed-income investments. Prior thereto, he was an investment officer at Savings Bank Trust Company, with responsibility for managing various banks' fixed-income investments. He graduated from of Rhode Island University with a Bachelor of Science degree in Industrial Engineering and received a Master of Science degree in Finance from Columbia University. Mr. Kuhl is a Chartered Financial Analyst. Ms. Modzelewski joined Retirement System in September 1984 and she has been responsible for money market investments and cash management for all investment funds managed by Investors Inc. A graduate of New York University, Ms. Modzelewski holds a Bachelor of Science degree in Finance and International Business. She also received a Master of Business Administration degree in Finance from St. John's University.



                  OTHER INVESTMENT POLICIES AND RISK CONSIDERATIONS



                  The following investment policies and risks apply to all Investment Funds unless otherwise noted.


                  SECURITIES SUBJECT TO RESALE RESTRICTIONS


                         No Investment Fund will invest in securities which are
                  subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended, or which are not readily marketable, except for master demand notes, other securities payable upon demand, fixed-time deposits, notes secured by mortgages, repurchase agreements and instruments evidencing loans of securities.


                  FOREIGN SECURITIES


                         Each of the Core Equity Fund, Value Equity Fund and the
                  Emerging Growth Equity Fund, may invest up to 20% of the value of its total assets in securities of foreign issuers. Each of the Actively Managed Bond Fund, Intermediate-Term Bond Fund and the Short-Term Investment Fund is limited to 10% of its total assets in securities of foreign issuers. The Investment Funds purchasing these securities may be subject to additional risks associated with the holding of property abroad. Such risks include future political and economic developments, currency fluctuations, the possible withholding of tax payments, the possible seizure or nationalization of foreign assets, the possible establishment of exchange controls or the adoption of other foreign government restrictions which might adversely affect the foreign securities in the Investment Funds. Such risks may also include risks associated with the European Economic and Monetary Union ("EMU") as described below. Risks that may be involved with the Investment Funds' investment in foreign securities are, therefore, different in some respects from those incurred by investment companies which invest solely in the securities of domestic issuers.



                         In an effort to, among other things, reduce barriers
                  between participating countries, increase competition among companies and reduce or eliminate currency fluctuations among such countries, certain European countries have agreed to enter the EMU. the EMU, among other things, establishes the "euro" as a single common European currency. The euro will be introduced on January 1, 1999 and is expected to replace the national currencies of all EMU participants by July 1, 2002. Certain securities (beginning with government and corporate bonds) will be redenominated in the euro upon its introduction, and thereafter will trade and make payments (including dividend payments) only in euros. Although the EMU is generally expected to have a beneficial effect, it may adversely affect the Investment Funds in a number of situations. Such situations may, without limitation, include:
                  (i) market disruptions (including sharp fluctuations in currency exchange rates) that may occur if the EMU (or any part thereof, including the euro) does not take effect as planned; (ii) securities that are redenominated in euros are transferred back into a country's national currency as a result of such country's withdrawal from the EMU; and (iii) certain computer, accounting, trading and other systems that may not be able to recognize the euro as a distinct currency, thereby adversely affecting a wide variety of companies, business organizations and other entities, including the Investment Funds and the companies that the Investment Funds invest in.


                  FOREIGN CURRENCY TRANSACTIONS

                         The value of the assets of the International Equity
                  Fund and the value of the foreign securities held by the other Investment Funds, as measured in United States dollars, may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the International Equity Fund may incur costs in connection with conversions between various currencies. The International Equity Fund will conduct its foreign currency exchange transactions either on a spot (I.E., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through forward contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders (usually large commercial banks) and their customers.


                         Each Investment Fund may enter into forward foreign
                  currency exchange contracts as described herein. When an Investment Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to establish the United States dollar cost or proceeds. By entering into a United States dollar forward contract for the purchase or sale of the amount of foreign currency involved in an underlying security transaction, such Investment Fund will be able to protect itself against a possible loss between trade and settlement dates resulting from an adverse change in the relationship between the United States dollar and such foreign currency. However, this tends to limit potential gains which might result from a positive change in such currency relationships.


                         When an investment manager believes that the currency
                  of a particular foreign country may suffer a substantial decline against the United States dollar, the investment manager may enter into a forward contract to sell an amount of foreign currency approximating the value of some or all of the Investment Fund's portfolio securities denominated in such foreign currency. A forward contract may also be used to protect a portion of the portfolio denominated in a foreign currency against an adverse movement in the value of that currency relative to other currencies. The forecasting of short-term currency market movement is extremely difficult and the successful execution of a short-term hedging strategy is highly uncertain. No Investment Fund intends to enter into such forward contracts on a regular or continuous basis, and will not do so if, as a result, such Investment Fund would have more than 25% of the value of its total assets committed to such contracts. No Investment Fund will enter into such forward contracts or maintain a net exposure in such contracts where such Investment Fund would be obligated to deliver an amount of foreign currency in excess of the value of such Investment Fund's portfolio securities or other assets denominated in that currency. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the longer term investment decisions made with regard to overall diversification strategies (I.E., anticipated currency fluctuations will necessarily be considered as part of the investment decision process). However, the Trustees believe that it is important to have the flexibility to enter into such forward contracts when it is determined that the best interests of an Investment Fund will be served.



                         It is impossible to forecast with absolute precision
                  the market value of portfolio securities at the expiration of a forward contract. Accordingly, it may be necessary for an Investment Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency such Investment Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency such Investment Fund is obligated to deliver.



                         An Investment Fund's dealing in forward foreign
                  currency exchange contracts will be limited to the transactions described above. Of course, no Investment Fund is required to enter into such transactions with regard to its foreign currency denominated securities and will not do so unless deemed appropriate by the investment manager. The above described method of protecting the value of an Investment Fund's portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. The method simply simply establishes a rate of exchange which one can achieve at some future point in time. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result should the value of such currency increase.


                  CASH EQUIVALENTS

                         A portion of any Investment Fund may be held in cash
                  equivalents. Cash equivalents are interest-bearing instruments or deposits maturing within one year in which funds are invested temporarily pending long-term investment or in which funds are invested when warranted for liquidity reasons or when market conditions warrant a temporary "defensive" investment strategy. The purpose of cash equivalents is to provide income at money market rates while minimizing the risk of decline in value to the maximum extent possible. The instruments may include, but are not limited to, repurchase agreements, obligations issued by or guaranteed by the United States government, its agencies or instrumentalities, obligations of banks, and commercial paper. For a description of repurchase agreements, SEE BELOW, and for a further description of the other instruments, SEE, "Investment Objectives and Policies -- Short-Term Investment Fund".

                  REPURCHASE AGREEMENTS


                         Each Investment Fund may enter into repurchase
                  agreements. Under repurchase agreements, an Investment Fund purchases securities, bankers' acceptances and certificates of deposit, from a bank, broker-dealer, savings and loan association or other recognized financial institution with a concurrent obligation of the seller to repurchase such security within a specified time or on notice at a fixed price (equal to the purchase price plus interest). Repurchase agreements are considered loans under the Investment Company Act of 1940, as amended ("Investment Company Act"). Repurchase agreements maturing in more than seven days and other illiquid securities will not exceed 10% of the value of the total assets of any Investment Fund. Repurchase agreements will be entered into only for debt obligations issued or guaranteed by the United States government, its agencies or instrumentalities. SEE, "Investment Objectives and Policies -- Short-Term Investment Fund".



                         In the event of a bankruptcy or a default of a seller
                  of a repurchase agreement, an Investment Fund could experience costs and delays in liquidating the securities held as collateral and the Investment Fund might incur a loss if the value of the collateral held declined during this period. Certificated securities purchased subject to resale must be placed in the physical possession of the Investment Fund's custodian. Uncertificated securities, such as Treasury Bills and most agency issues, which are recorded by book-entry on the records of the Federal Reserve Banks, must be transferred to the Fund's custodian by appropriate entry in the Federal Reserve Banks' records. If the value of the securities purchased declines below the sales price, additional securities sufficient to make the value of the securities equal to the sales price thereof must be deposited with the Investment Fund's custodian. If the seller defaults, the Investment Fund might incur a loss if the value of the securities securing the repurchase agreement declines and might incur disposition costs in connection with liquidating the securities. In addition, if bankruptcy proceedings are commenced with respect to the seller, realization upon the securities by the Investment Fund may be delayed or denied.


                  REVERSE REPURCHASE AGREEMENTS

                         Each Investment Fund may enter into reverse repurchase
                  agreements with broker-dealers or financial institutions deemed creditworthy under guidelines approved by the board of the Investment Fund. Such agreements involve the sale of securities held by the Investment Fund pursuant to the Investment Fund's agreement to repurchase the securities at an agreed-upon date and price reflecting a market rate of interest. Reverse repurchase agreements are considered to be borrowings by the Investment Fund and may be entered into only when the investment manager believes an Investment Fund's earnings from the transaction will exceed the interest expense incurred.

                  LENDING PORTFOLIO SECURITIES


                         Any Investment Fund may lend its portfolio securities
                  where such loans are callable at any time and are continuously secured by collateral (cash, government securities or Letters of Credit) equal to no less than the market value, determined daily, of the securities loaned. Securities may be lent to normal market participants such as broker-dealers. An Investment Fund which lends its securities will receive dividends or interest paid on the securities loaned. It may also earn interest on the loan itself. On termination of the loan, the borrower is required to return the securities to the Investment Fund. Any cash collateral deposited pursuant to loans of securities will be invested in cash equivalents including securities issued or guaranteed by the United States government, its agencies or instrumentalities. Income earned on the instruments, minus any amounts paid to the borrower for the use of cash, will be added to the asset value of the Investment Fund, increasing the value of each unit. At the same time, the value of the money market instrument may increase or decrease depending on movements in general interest rates during the period the instrument is held. If a decrease in value is greater than the net amount of income earned on the money market instrument, the asset value of the Investment Fund, and the value of each unit in that Investment Fund, will decline if the Investment Fund bears the responsibility for such investment. Letters of Credit will only be used if the issuing bank has a bond rating of "A" or better by one or more of the nationally known rating agencies. Loans of portfolio securities will be limited to 50% of the value of each Investment Fund's total assets. Borrowers of portfolio securities may not be affiliated directly or indirectly with the Fund. As with any extension of credit, there are risks of delay in recovery and in some cases even loss of rights in securities loaned should the borrower of the securities fail financially. However, these loans of portfolio securities will only be made to firms deemed to be creditworthy.


                  FUTURES AND OPTIONS TRANSACTIONS


                         Any Investment Fund may purchase and sell stock index
                  futures contracts and futures contracts on financial instruments and related options for the purpose of hedging against changes in values of such Fund's portfolio securities or options on stock indices held by such Fund. An Investment Fund may also purchase and sell forward foreign currency exchange contracts and related options and forward currency contracts for the purpose of hedging against changes in foreign currency exchange rates and executing other hedging strategies relating to portfolio securities. SEE, "Foreign Currency Transactions", above. Finally, any Investment Fund may invest in interest rate futures contracts and related options to hedge against changes in interest rates in relation to the interest rates that are reflected in portfolio securities. The ability of an Investment Fund to hedge successfully will depend on the investment manager's ability to forecast pertinent market movements, the success or accuracy of which cannot be assured.



                         Options are valued at their last purchase price as of
                  the close of options trading on the applicable exchange. Futures contracts are marked to market daily and options thereon are valued at their last sale price, as of the close of the applicable commodities exchange.



                         An Investment Fund will not enter into futures
                  contracts or related options if the aggregate initial margin and premiums exceed 5% of the liquidation value of such Investment Fund's total assets, taking into account unrealized profits and losses on such contracts, provided, however, that in the case of an option that is in-the-money, the in-the-money amount may be excluded in computing such 5%.

                  The above restriction does not apply to the purchase or sale of futures contracts and related options for bona fide hedging purposes, within the meaning of regulations of the Commodity Futures Trading Commission. For purposes of the foregoing, a call option is "in-the-money" when the current market price is above the strike price and a put option is "in-the-money" when the current market price is below the strike price.


                         Any Investment Fund may purchase call and put options
                  on securities and on stock indices to attempt to increase such Investment Fund's total return. An Investment Fund may purchase call options when, in the opinion of the investment manager for such Investment Fund, the market price of the underlying security or index will increase above the exercise price. An Investment Fund will purchase put options when the investment manager for such Investment Fund expects the market price of the underlying security or index to decrease below the exercise price. When an Investment Fund purchases a call option it will pay a premium to the person writing the option and a commission to the broker selling the option. If the option is exercised by the Investment Fund, the amount of the premium and the commission paid may be greater than the amount of the brokerage commission that would be charged if the security were to be purchased directly.



                         In addition, an Investment Fund may write covered put
                  or call options on securities or stock indices. By writing options, the Investment Fund limits its profit to the amount of the premium received. By writing a call option, the Investment Fund assumes the risk that it may be required to deliver the security having a market value greater than at the time the option was written. By writing a put option, the Investment Fund assumes the risk that it may be required to purchase the underlying security at a price in excess of its current market value. An Investment Fund will not write options if immediately after such sale the aggregate value of the obligations under the outstanding options would exceed 25% of such Investment Fund's net assets.


                         The staff of the Securities and Exchange Commission has
                  taken the position that the purchase and sale of futures contracts and the writing of related options may involve senior securities for the purposes of the restrictions contained in the Investment Company Act on investment companies' issuing senior securities. However, the staff has issued letters declaring that it will not recommend enforcement action if an investment company:

                               (a) sells futures contracts to offset expected
                      declines in the value of the investment company's portfolio securities, provided the value of such futures contracts does not exceed the total market value of those securities (plus such additional amount as may be necessary because of differences in the volatility factor of the portfolio securities vis-a-vis the futures contracts);

                               (b) writes call options on futures contracts,
                      stock indices or other securities, provided that such options are covered by the investment company's holding of a corresponding long futures position, by its ownership of portfolio securities which correlate with the underlying stock index, or otherwise;

                               (c) purchases futures contracts, provided the
                      investment company establishes a segregated account ("cash segregated account") consisting of cash or cash equivalents in an amount equal to the total market value of such futures contracts less the initial margin deposited therefor; and

                               (d) writes put options on futures contracts,
                      stock indices or other securities, provided that such options are covered by the investment company's holding of a corresponding short futures position, by establishing a cash segregated account in an amount equal to the value of its obligation under the option, or otherwise.

                         The Fund will conduct its purchases and sales of
                  futures contracts and writing of related options transactions in accordance with the foregoing.


                         There are risks associated with the use of futures
                  contracts for hedging purposes. In a declining market environment, the increase in value of the hedging instruments may not completely offset the decline in value of the securities owned by an Investment Fund. Conversely, in a rising market environment the loss in the hedged position may be greater than the capital appreciation that an Investment Fund may experience in its securities positions. Further, if market values do not fluctuate, an Investment Fund will sustain a loss at least equal to the commissions on the financial futures transactions and premiums paid.


                         The price of a futures contract will vary from day to
                  day and should parallel (but not necessarily equal) the changes in price of the underlying deliverable securities. The difference between these two price movements is called "basis". There are occasions when basis becomes distorted. All investors in the futures market are subject to initial margin and variation margin requirements. Rather than providing a variation margin, an investor may close out a futures position. Changes in the initial and variation margin requirements may influence an investor's decision to close out the position. The normal relationship between the securities and futures markets may become distorted if changing margin requirements do not reflect changes in value of the securities. The liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery of the underlying securities. In the event investors decide to make or take delivery (which is unlikely), liquidity in the futures market could be reduced, thus producing temporary basis distortion. Finally, the margin requirements in the futures market are lower than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary basis distortion.

                         Under certain circumstances, successful use of futures
                  contracts by an Investment Fund is also subject to the respective investment manager's ability to correctly anticipate movements in the direction of the prices of the Investment Fund's underlying securities. For example, if an Investment Fund has hedged against the possibility of a decrease in the price of its securities and prices of such securities increase instead, the Investment Fund will lose part or all of the benefit of the increased value of the securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Investment Fund has hedged with futures and has insufficient cash, it may have to sell securities to meet daily maintenance margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Investment Fund may have to sell securities at a time when it may be disadvantageous to do so.

                         In the futures market, it may not always be possible to
                  execute a buy or sell order at the desired price or to close out a position due to market conditions, limits on open positions and/or daily price fluctuation limits. Each market establishes a limit on the amount by which the daily market price of a futures contract may fluctuate. Once the market price of a futures contract reaches its daily price fluctuation limit, positions in the contract can be neither taken nor liquidated unless traders are willing to effect trades at or within the limit. The holder of a futures contract may therefore be locked into its position by an adverse price movement for several days or more, to its detriment. Should this occur, it may be possible for an investor to reduce its exposure to changing securities values through option transactions.


                  SHORT-TERM TRADING


                         None of the Investment Funds plans to purchase
                  securities solely for the purpose of short-term trading. The turnover rate for an Investment Fund will not be a factor preventing sale or purchase when the investment manager believes investment considerations warrant such sale or purchase. The annual portfolio turnover rates for each of the seven Investment Funds for the fiscal year ended September 30, 1998 were as follows: Core Equity Fund (5.62%), Emerging Growth Equity Fund (204.41%), Value Equity Fund (96.66%), International Equity Fund (92.82%), Actively Managed Bond Fund (71.12%), Intermediate-Term Bond Fund (107.30%) and Short-Term Investment Fund (0.00%). High portfolio turnover involves correspondingly greater brokerage commissions, other transaction costs and a possible increase in short-term capital gains and losses.



                         The foregoing investment objectives and related
                  policies are not fundamental and may be changed by the Trustees without the approval of the holders of a majority of the outstanding units of the affected Investment Fund or Investment Funds.


INVESTMENT RESTRICTIONS

                  The investment policies of the respective Investment Funds are subject to a number of restrictions which reflect both self-imposed standards and Federal and state regulatory limitations. The investment restrictions recited below are matters of fundamental policy and may not be changed without the affirmative vote of a majority of the outstanding shares of an Investment Fund. Accordingly, each Investment Fund will not:


                               (a) Concentrate 25% or more of its total assets
                      in securities of issuers in any one industry (for this purpose the United States government, its agencies and instrumentalities are not considered an industry);

                               (b) With respect to 75% of its total assets,
                      invest more than 5% of its total assets in the securities of any single issuer (for this purpose the United States government, its agencies and instrumentalities are not considered a single issuer);

                               (c) Borrow money in any Investment Fund except
                      for temporary emergency purposes and then only in an amount not exceeding 5% of the value of the total assets of that Investment Fund;

                               (d) Pledge, mortgage or hypothecate the assets of
                      any Investment Fund to any extent greater than 10% of the value of the total assets of that Investment Fund; or

                               (e) Invest more than 10% of its total assets in
                      illiquid securities, including repurchase agreements with maturities greater than seven days.

                         The Investment Funds are subject to further investment
                  restrictions that are set forth in the Statement of Additional Information.

INVESTMENTS IN THE FUND
                  As more fully explained below, investments in the Fund may be made by Qualified Trusts which are either Full Participating Trusts, Participating Trusts other than Full Participating Trusts or Individual Retirement Accounts. Participation in the Fund requires a Participation Agreement. The Participation Agreement for Qualified Trusts other than Individual Retirement Accounts, among other things, adopts the Agreement and Declaration of Trust as a part of the Plan of the Eligible Employer and provides that the provisions of the Agreement and Declaration of Trust shall be controlling with respect to the assets of the Plan transferred to the Trustees.

                  FULL PARTICIPATING TRUSTS


                  A Participating Trust which has adopted the Agreement and Declaration of Trust and which designated the Trustees as named fiduciaries and as administrator to act as "Trustee Administrator" (SEE, "Administration of the Fund") is herein referred to as a "Full Participating Trust". A Plan effectuated by a Full Participating Trust is herein referred to as a "Plan of Participation" and the Eligible Employer which is the sponsor of such Plan is herein referred to as a "Full Participating Employer".


                         The Participation Agreement which adopts the Agreement
                  and Declaration of Trust is required to provide for the manner of administration of the Plan of Participation and the investment of its assets, including, among other things, any applicable allocation of authority between the Trustees and the investment fiduciary designated by the Full Participating Employer with respect to the acquisition, retention and disposition of units of the Fund on behalf of the Full Participating Trust. Fiduciaries designated by a Full Participating Employer with such authority with respect to units of the Fund or with other authority relating to the investment of assets of a Full Participating Trust are herein referred to as "Investment Fiduciaries".

                         Except upon the withdrawal of a Full Participating
                  Trust from the participation in the Fund, the assets of such Trust which are held by the Trustees are comprised solely of units of the Fund.

                         A Plan of Participation may be a defined benefit Plan
                  or a defined contribution Plan.

                         Admissions to an Investment Fund or Funds by Full
                  Participating Trusts are effected by the Trustees in their discretion, which is exercised consistently with the directions of the Investment Fiduciaries in the case of Full Participating Trusts subject to Classification Authority and/or Unit Direction Authority (as defined below), and to allocation directions relating to DC Investment Classifications (as defined below), provided with respect to Full Participating Trusts established under defined contribution Plans.

                         Subject to the approval of the Trustees, the benefits
                  under a Plan of Participation may be funded through one or more funding agencies in addition to the Trust. Such a plan, sometimes referred to as a "Plan of Partial Participation", remains a Plan of Participation subject to the provisions of the Agreement and Declaration of Trust, and the Eligible Employer which sponsors it remains a Full Participating Employer, except that the Trustees have no responsibility with respect to the assets of a

                  Plan of Partial Participation which are not held and administered by them under the Agreement and Declaration of Trust. The Investment Fiduciaries of a Plan of Partial Participation are solely responsible for the manner in which the Plan assets of such Plan shall be diversified. A Full Participating Employer sponsoring a Plan of Partial Participation is required to elect that the assets of its Full Participating Trust held by the Trustees shall be subject to Unit Direction Authority, and/or, with the consent of the Trustees, to Classification Authority.

                  A.  DEFINED BENEFIT PLANS

                         A Full Participating Employer sponsoring a defined
                  benefit Plan of Participation may elect to authorize Investment Fiduciaries to direct, to the extent provided below, the manner in which the units held in its Full Participating Trust shall be allocated among the Investment Funds. Except to the extent authority is reserved to Investment Fiduciaries pursuant to an election described below, the Trustees, acting as the trustees of the Full Participating Trust established in connection with a defined benefit Plan, determine in their discretion the Investment Funds which will be acquired, retained and disposed of by the Full Participating Trust. In this connection, the Trustees may establish guidelines as to proportions of the units held in such Full Participating Trust which shall be allocated among various Investment Funds and may take into account characteristics of the Plan of Participation, Full Participating Employer, Plan participants, or other factors as they may deem relevant.

                         Allocation authority is permitted to be reserved to
                  Investment Fiduciaries on one or both of the following two bases, as elected by the Full Participating Employer:

                             (a) CLASSIFICATION AUTHORITY. The Investment Fiduciaries may be given the authority to direct, subject to guidelines established by the Trustees, the proportions in which the units held in the Full Participating Trust shall be divided between the investment classifications ("Investment Classifications") established by the Trustees. The Trustees have classified the classes of units comprising the Investment Funds under two Investment Classifications comprising investments providing generally for a return based on fixed income investments and equity investments. The Trustees may change the Investment Classifications or add new classifications from time to time. Trusts with respect to which the Investment Fiduciaries have been given the authority described in this paragraph are referred to as trusts subject to "Classification Authority".

                             (b) UNIT DIRECTION AUTHORITY. The Investment Fiduciaries may be given authority to direct the Trustees to invest, subject to guidelines established by the Trustees, assets of the Full Participating Trust in units of specified Investment Funds. Trusts with respect to which the Investment Fiduciaries have been given the authority described in this paragraph are referred to as trusts subject to "Unit Direction Authority".

                         The allocation of the assets of a Full Participating
                  Trust among Investment Funds are effected in conformity with the funding policy established with respect to the Plan of Participation in accordance with the provisions of the Agreement and Declaration of Trust. The Trustees may establish guidelines with respect to the allocation of units where a directory power has been reserved to Investment Fiduciaries, taking into account such characteristics of the Plan of Participation, Full Participating Employer, Plan participants or other factors as they may deem relevant. To the extent permitted by the

                  Employee Retirement Income Security Act of 1974, as amended ("ERISA") and, subject to the requirements of any guidelines so established, the Trustees will follow the investment directions of the Investment Fiduciaries and will have no liability or responsibility with respect to such directions.

                  B.  DEFINED CONTRIBUTION PLANS


                         The assets of Full Participating Trusts which have been
                  established under Plans which are defined contribution Plans are invested in units in the manner set forth below. The Trustees have established three Investment Classifications ("DC Investment Classifications") under which the Investment Funds have been classified. The DC Investment Classifications comprise investments providing generally for (a) a return based on long-term fixed income investments, (b) a return based on short-term fixed income investments, and (c) equity investments. The Trustees may change the DC Investment Classifications or add new classifications from time to time.


                         Each Full Participating Employer sponsoring a defined
                  contribution Plan which is funded under a Full Participating Trust is required to elect in its Participation Agreement the DC Investment Classifications among which contributions under such Plan shall be allocated. The Trustees may, upon the request of such Full Participating Employer or Investment Fiduciaries, if any, establish an investment classification or classifications, other than the DC Investment Classifications, hereinafter called "Special DC Investment Classifications", which include other classes of units selected by such Full Participating Employer or its Investment Fiduciaries. The Full Participating Employer or its Investment Fiduciaries shall provide the Fund with investment instructions in respect of contributions made under its defined contribution Plan specifying the DC Investment Classifications and/or Special DC Investment Classifications under which such contributions are to be invested. The Trustees shall invest contributions directed to be invested in any such DC Investment Classification and/or Special DC Investment Classification and shall make withdrawals therefrom in such manner as to preserve the proportions of the DC Investment Classification and/or Special DC Investment Classifications which are represented by the Investment Funds. To the extent permitted by ERISA, the Trustees shall have no liability or responsibility for the determination of the Investment Funds included in a Special DC Investment Classification directed by a Full Participating Employer or its Investment Fiduciaries. The allocation of the assets of a Full Participating Trust established in connection with a defined contribution Plan among the DC Investment Classifications established by the Trustees and the selection of the Investment Funds, or combinations thereof, shall be subject to the funding policy established with respect to the defined contribution Plan in accordance with the provisions of the Agreement and Declaration of Trust and such guidelines as may be established by the Trustees.

                  PARTICIPATING TRUSTS OF ELIGIBLE EMPLOYERS OTHER THAN FULL PARTICIPATING TRUSTS

                  Participating Trusts of Eligible Employers other than Full Participating Trusts can effect purchases of specific Investment Funds by entering into a Participation Agreement and by sending the Fund investment instructions on a PARTICIPATION AGREEMENT AND PURCHASE ORDER APPLICATION available to an Eligible Employer's plan fiduciaries. The application can be obtained from the office of RSI Retirement Trust at 317 Madison Avenue, New York, New York 10017. Completed applications and funds in the form of checks can be submitted in person to the office of the Fund or by mail. Investors wishing to purchase units by means of wire transfer should contact the Distributor.

                         The Distributor may enter into agreements with various
                  outside brokers on behalf of the Fund through which Participating Trusts of Eligible Employers other than Full Participating Trusts may purchase units of Investment Funds. Such units may be held by such outside brokers in an omnibus account rather than in the name of the Participating Trusts.

                         Participating Trusts of Eligible Employers other than
                  Full Participating Trusts, including those which hold Investment Funds through outside brokers, may purchase additional units of Investment Funds by telephone if they have made arrangements in advance with the Fund. To place a telephone order, such Participating Trusts or brokers should call the Fund at 1-800-772-3615.

                  INDIVIDUAL RETIREMENT ACCOUNTS (IRAS)


                  Individual Retirement Accounts (both traditional IRAs and Roth
                  IRAs) are eligible for participation in the Fund. The Fund serves solely as the investment vehicle for the Individual Retirement Accounts. Individual Retirement Accounts may purchase units of all Investment Funds. In order to participate in the Fund, a completed TRADITIONAL IRA/ROTH IRA APPLICATION AND TRANSFER FORM must be sent to the Fund instructing the Trustees about the type of IRA and how to allocate amounts accompanying the form (and any subsequent contributions made prior to a change in instructions) among the various Investment Funds on behalf of the individual submitting the form. There is no maximum initial investment and there is no minimum for subsequent investments. The Individual Retirement Account custodian may establish a maintenance fee on all or some accounts from time to time. TRADITIONAL IRA/ ROTH IRA APPLICATION AND TRANSFER FORMS can be obtained by writing to Retirement System Distributors Inc., Investor Services, at P. O. Box 2064, Grand Central Station, New York, New York 10163-2064, or by calling the Distributor's Individual Retirement Account Investor Services line at 1-800-772-3615. Completed TRADITIONAL IRA/ ROTH IRA APPLICATION AND TRANSFER FORMS and contribution checks can be submitted in person to the office of the Fund or by mail to the above address. Investors wishing to purchase units by means of wire transfer should contact the Distributor.


                  GENERAL


                  There is no minimum initial investment for admission to each Investment Fund for a Participating Trust and subsequent investments may be made in any amount. All funds will be invested in full and fractional units. The purchase price for units of each Investment Fund will be its net asset value per unit next determined following receipt of investment instructions to the Fund and the purchase price at the office of the Fund. SEE, "Valuation of Units". Upon request, each Participating Trust must provide to the Trustees a properly completed investment instruction form. An investment instruction form which is not properly completed will be directed to the Service Company for clarification. The Service Company will ascertain the information necessary to properly complete the investment instruction form and forward it to the Fund. If such investment instruction form is transmitted to the Fund in proper form by 4:00 p.m., Eastern Time, the purchase will be effected at the net asset value determined as of the close of business on that day. Otherwise, such investment instruction form will be based on the next determined net asset value. Each Participating Trust must contain an appropriate provision authorizing the investment of all or a portion of its assets in the Fund.

                         Because units are not transferable, certificates
                  representing units of the Fund will not be issued. All units purchased shall be confirmed to Trust Participants and credited to the accounts of the Participating Trusts on the Fund's books.

                         The Fund reserves the right in its sole discretion to
                  (a) suspend the availability of its units, or (b) to reject requests for admission, when in the judgment of the Trustees such suspension or rejection is in the best interests of the Fund. In addition, the availability of Investment Funds to Full Participating Trusts shall be subject to the applicable authorizing election of the Full Participating Employer and the guidelines established by the Trustees.

WITHDRAWALS AND EXCHANGES
                  WITHDRAWALS FROM INVESTMENT FUNDS (REDEMPTIONS)


                  All or a portion of the units held in any of the Investment Funds can be redeemed at any time. Payment for units withdrawn by a Participating Trust which is not a Full Participating Trust (including an Individual Retirement Account) will be made by check drawn in favor of the trustee or custodian of such Participating Trust. Payment for units withdrawn by a Full Participating Trust will be made to the Trustees in their capacities as the trustees of such Full Participating Trust to be administered in accordance with the Agreement and Declaration of Trust.


                         Participating Trusts (other than Individual Retirement
                  Accounts) can make withdrawals at any time by filing the redemption request form provided by the Trustees at the Fund's office.


                         Individual Retirement Accountholders can request a
                  distribution of account shares at any time, by completing a REDEMPTION REQUEST FORM which is available by calling the Distributor's Individual Retirement Account Investor Services line at 1-800-772-3615 or by writing to Retirement System Distributors Inc., Investor Services, at P.O. Box 2064, Grand Central Station, New York, New York 10163-2064. A redemption of account shares can also be accomplished by filing a completed transfer form to another trustee or custodian.


                         A redemption request filed by a Participating Trust
                  (including an Individual Retirement Account) which is not properly completed will be directed to the Service Company for clarification. The Service Company will ascertain the information necessary to properly complete the redemption request and forward it to the Fund. If such redemption request is transmitted to the Fund in proper form by 4:00 p.m., Eastern Time, the withdrawal will be effected at the net asset value determined as of the close of business on that day. Otherwise, such withdrawal will be based on the next determined net asset value.

                         Withdrawal of units by a Full Participating Trust shall
                  be made only by the Trustees, in their capacities as trustees of a Full Participating Trust, acting in their discretion consistently with the directions of the Investment Fiduciaries in the case of Full Participating Trusts subject to Classification Authority and/or Unit Direction Authority and to the allocation directions relating to DC Investment Classifications provided with respect to Full Participating Trusts established under defined contribution Plans.

                         The withdrawal price will be the net asset value per
                  unit next determined following receipt of instructions for withdrawal, together with all other required documents, in proper form at the office of the Fund. SEE, "Valuation of Units". Generally a request must be accompanied by appropriate evidence of authority and authorization (E.G., certified resolutions, incumbency and signature certificates, evidence of any required governmental approval, and a signature guarantee for certain Individual Retirement Accounts). A signature guarantee will be required if the distribution is: payable to someone other than the Accountholder; to be invested in a joint tenancy account; mailed to an address other than that listed on the account registration; or greater than $25,000. The value of a unit on withdrawal may be more or less than the value upon admission to the Investment Fund, depending upon the value at the time of withdrawal of the assets in the Investment Fund, from which the units are withdrawn. SEE, "Valuation of Units". Withdrawals are subject to determination by the Trustees that the REDEMPTION REQUEST FORM or new custodian's transfer form has been properly completed.



                         Payment for units withdrawn will normally be made, in
                  the case of Full Participating Trusts, to the Trustees in their capacities as trustees of the Full Participating Trust or, in the case of Participating Trusts other than Full Participating Trusts (including Individual Retirement Accounts), to the trustees or custodian of such Participating Trust, within one business day of the determination of net asset value following receipt of documents in proper form, but in no event will payment be made more than seven days after such receipt. The payment may be delayed or the right of withdrawal from any Investment Fund suspended at times when
                  (a) trading on the New York Stock Exchange is restricted or closed for other than customary weekends and holidays, (b) an emergency, as defined by rules of the Securities and Exchange Commission, exists making disposal of portfolio securities or determination of the value of the net assets of an Investment Fund not reasonably practicable, or (c) the Securities and Exchange Commission has by order permitted such suspension.


                         Disqualification of a Participating Trust other than an
                  Individual Retirement Account could result from actions taken by the trustee thereof or by the administrators or fiduciaries of the Plan with respect to which it has been established. In that event, a determination of disqualification may be made by the Internal Revenue Service or by a court. If at any time a Participating Trust is disqualified, the Trustees will withdraw all units of such Participating Trust at the net asset value next determined after the Trustees are apprised of such disqualification. Payments for units withdrawn by the Trustees upon disqualification will be made in the same manner as described in the preceding paragraph for payment of units withdrawn upon request.

                  EXCHANGES

                  Units in any Investment Fund may be exchanged without cost for units in any other Investment Fund. Exchanges may be effected by Participating Trusts other than Full Participating Trusts (but not including Individual Retirement Accounts), and by Full Participating Trusts subject to Unit Direction Authority, by sending a completed investment instruction form to the Trustees. Exchange of units by a Full Participating Trust other than a Full Participating Trust subject to Unit Direction Authority, shall be made only by the Trustees in their capacities as trustees of such Full Participating Trust, acting in their discretion consistently with the direction of the Investment Fiduciaries in the case of Full Participating Trusts subject to Classification Authority and to the allocation directions relating to DC Investment

                  Classifications provided with respect to Full Participating Trusts established under defined contribution Plans. Investment instruction forms can be obtained from the Fund at its office. Completed investment instruction forms can be returned in person or by mail to the Fund.


                         Individual Retirement Accountholders may exchange units
                  in any Investment Fund for units in any other Investment Fund without cost either by completing traditional IRA AND ROTH IRA EXCHANGE REQUEST FORM or by telephone, if available. The form is available by calling the Distributor's Individual Retirement Account Investor Services line at 1-800-772-3615 or by writing to Retirement System Distributors Inc., Investor Services, at P.O. Box 2064, Grand Central Station, New York, New York 10163-2064. Exchanges may be effected by an Individual Retirement Accountholder by sending a completed EXCHANGE REQUEST FORM to the custodian of the Individual Retirement Account. Any exchange transacted through the use of the EXCHANGE REQUEST FORM will be based on the respective net asset values of the units involved next determined after receipt of instructions for an exchange at the office of the Fund prior to its close of business. These exchanges are subject to determination by the Trustees that the investment instruction form has been properly completed.



                         If the exchange is to be completed by telephone, if
                  available, the IRA custodian will be entitled to rely and act upon any telephonic instructions, deemed by it to be in proper form, received from any person directing the exchange of investments in the account(s) for other investments allowed to be exchanged; provided that the Fund is then available for sale in the Individual Retirement Accountholder's state of residence. The IRA custodian will not incur liability, cost or expense arising out of any telephonic exchange request effected pursuant to telephonic instructions. (The custodian of all Individual Retirement Accounts is a Participating Trust of the Fund, although not a Full Participating Trust.)


VALUATION OF UNITS

                  Net asset value per unit of each Investment Fund is determined by dividing the total value of each Investment Fund's assets, less any liabilities, by the number of outstanding units of the respective Investment Fund.



                         The Fund determines the value of the assets held in
                  each Investment Fund as of the close of the New York Stock Exchange composite transactions on each day on which the Exchange is open for trading (normally 4:00 p.m. Eastern
                  Time), provided that such determination need be made only on each day on which units are to be valued for purposes of issuance or redemption. The following days are holidays on the New York Stock Exchange: January 1, New Year's Day; third Monday in January, Martin Luther King, Jr. Day; third Monday in February, Presidents' Day; Friday before Easter, Good Friday; last Monday in May, Memorial Day; July 4, Independence Day; first Monday in September, Labor Day; fourth Thursday in November, Thanksgiving Day; December 25, Christmas Day. Except for debt securities with remaining maturities of 60 days or less, assets for which markets are available are valued as follows: (a) each listed equity security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current closing price; (b) each unlisted equity security quoted on the NASDAQ is valued at the last current bid price obtained from the NASDAQ; (c) United States government and agency and instrumentality obligations are valued based upon bid quotations from various market makers for identical or similar obligations; and (d) short-term money market instruments (such as certificates of deposit, bankers' acceptances and commercial paper) are most often valued by bid quotation or by reference to bid quotations of available yields for similar instruments of issuers with similar credit ratings. Certain of these prices may be obtained by the Fund from a service which collects and disseminates such market prices. When approved by the Trustees, certain debt securities, including corporate debt obligations, may be valued on the basis of prices provided by such service when such prices are believed to reflect the fair market value of such debt securities.

                         Debt securities with remaining maturities of 60 days or
                  less are valued on the basis of amortized cost. Under this method of valuation, the security is initially valued at cost on the date of purchase or, in the case of securities purchased with more than 60 days remaining to maturity, the market value on the 61st day prior to maturity. Thereafter, the Fund assumes a constant proportionate amortization in value until maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security, unless the Trustees are apprised that amortized cost no longer represents fair market value. The Fund will monitor the market value of these investments for the purpose of ascertaining whether any such circumstances exist.

                         When approved by the Trustees, certain securities may
                  be valued on the basis of valuations provided by an independent pricing service when such prices are believed by the Trustees to reflect the fair market value of such securities. These securities would normally be those which have no available recent market value, have few outstanding shares and therefore infrequent trades, or for which there is a lack of consensus on the value, with quoted prices covering a wide range. The lack of consensus would result from relatively unusual circumstances such as no trading in the security for long periods of time, or a company's involvement in merger or acquisition activity, with widely varying valuations placed on the company's assets or stock. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

                         In the absence of an ascertainable market value, assets
                  are valued at their fair market value as determined by the officers of the Fund using methods and procedures reviewed and approved by the Trustees.

                         Investments denominated in foreign currencies are
                  translated to United States dollars at the prevailing rate of exchange. Each foreign security is valued at its closing price or the mean between the jobber's bid and asked price, depending on the security and the exchange on which it is traded.


                         The Fund does not ordinarily declare and pay dividends
                  on its investment income. The Fund did, however, declare a dividend of shares of common stock of Retirement System Group Inc. ("RSGroup-Registered Trademark-") in connection with the reorganization of the Fund and the transfer of certain assets of the Fund to the RSGroup-Registered Trademark- in 1990. SEE, "Distributions and Taxes". Income earned on assets in an Investment Fund is included in the total value of such Investment Fund's assets. Interest income on debt securities is accrued and added to asset value daily. Dividend income is recognized and added to asset value on the ex-dividend date. In addition, realized and unrealized gains or losses on investment securities of each Investment Fund will be added to or subtracted from, respectively, the asset value of that Investment Fund.

DISTRIBUTIONS AND TAXES
                  With respect to the Plans of Eligible Employers, the Fund has received from the Internal Revenue Service a determination that it is a commingled trust which is exempt from taxation under Section 501(a) of the Code with respect to funds derived from Participating Trusts which are pension or profit sharing trusts maintained in conformity with Section 401(a) of the Code.

                         In order for the Fund to maintain its tax exempt
                  status, only Qualified Trusts (including Individual Retirement Accounts) may participate in the Fund. In addition, all investments and income belonging to any Qualified Trust must be used exclusively for the benefit of the participants and their beneficiaries under that Qualified Trust prior to the satisfaction of all liabilities for such participants and their beneficiaries. Except to the extent provided by applicable Federal law, no Participating Trust may assign any part of its interest in the Fund. The Fund must, at all times, be maintained as a domestic trust in the United States, and there must be a separate accounting for the interest of each Participating Trust in the Fund.


                         The Fund does not intend to declare a dividend from its
                  net investment income or to make distributions of any gains realized on sales of portfolio securities. Income on, and gains realized from the sale of, portfolio securities of each Investment Fund will be added to the total asset value of the assets of such Investment Fund and expenses and losses realized from the sale of portfolio securities of each Investment Fund will be subtracted from the total asset value of the assets of such Investment Fund. SEE, "Valuation of Units".



                         Payments for units withdrawn from the Fund are not
                  taxable upon their distribution to the trustees of a Qualified Trust which is qualified under Section 401(a) or 408(e) of the Code. Distributions from such a trust to the beneficiaries thereof may be subject to Federal income taxation, unless "rolled over" into another tax-qualified trust or Individual Retirement Account. Qualifying distributions from a Roth IRA are not includable in gross income for Federal income tax purposes.


                         The foregoing describes only certain Federal tax
                  considerations relating to the Fund. Among other things, it does not describe other tax laws such as state or local taxes, does not describe the deductibility of contributions to Participating Trusts and does not describe the taxation of individual participants on the receipt of distributions from Participating Trusts. Trust Participants and Eligible Employers and Individual Retirement Accountholders should consult their individual tax advisors with respect to the taxes applicable to or in respect of their Plans.

ADMINISTRATION OF THE FUND
                  GENERAL


                  The business and affairs of the Fund, a New York common law trust, are managed by the Trustees. The Trustees perform the duties and undertake the responsibilities, in effect, of a board of directors of an investment company. As Trustees, however, they must discharge their duties with the care, skill, prudence and diligence under the circumstances then prevailing that a prudent man acting in a like capacity and familiar with such matters would use in the conduct of an enterprise of a like character and with like aims. The Trustees were last elected by vote of the Trust Participants at a meeting held on May 28, 1998. Pursuant to the Fund's Agreement and Declaration of Trust, the Trustees of the Fund have been divided into three classes of Trustees. At each annual meeting, one class of Trustees is elected. There is no limitation on the number of terms which may be served by any Trustee. The Trustees of the Fund and their principal occupations are set forth below. Each Trustee who is an "interested person" of the Fund, as defined in the Investment Company Act, is indicated by an asterisk (*).

                  INFORMATION REGARDING TRUSTEES


                       POSITIONS
                          WITH              PRINCIPAL OCCUPATION FOR LAST FIVE YEARS AND
        NAME            THE FUND    AGE              AFFILIATION WITH THE FUND
--------------------  ------------  ---  --------------------------------------------------
CURRENT TERM REMAINING --
      THREE YEARS
Candace Cox             Trustee     47   Investor; former President and Chief Investment
                                         Officer, Bell Atlantic (formerly NYNEX) Asset
                                         Management Co., from November, 1995 to May, 1998;
                                         Vice President, Public Markets Strategy, Bell
                                         Atlantic (formerly NYNEX) Asset Management Co.,
                                         from September 1992 to October 1995; Director of
                                         Retirement System Fund Inc. from February 1991 to
                                         July 1997.
William A. McKenna,                 61   Chairman, President and Chief Executive Officer,
Jr.                                      Ridgewood Savings Bank, Ridgewood, New York since
                                         January 1992; Trustee of Ridgewood Savings Bank;
                                         Trustee of St. Joseph's College; Director of St.
                                         Vincent's Services; Director of Boy's Hope;
                                         Director of M.S.B. Fund, Inc.; Director of
                                         Institutional Investors Mutual Fund, Inc.; Member
                                         of the Cardinal's Committee of the Laity; Member
                                         of University Council, St. John's University;
                                         Member of the Dean's Executive Council, Hofstra
                                         University School of Business.
Raymond L. Willis       Trustee     62   Private investments since March 1989. Director of
                                         Retirement System Fund Inc. from February 1991 to
                                         July 1997.
CURRENT TERM REMAINING --
      TWO YEARS:
Herbert G.              Trustee     60   Vice Chairman of Charter One Financial, Inc. since
Chorbajian*                              November 30, 1998; Chairman and Chief Executive
                                         Officer from October 1990 and President and
                                         Director from June 1985 of ALBANK, FSB, Albany,
                                         New York to November 1998; Chairman, President and
                                         Chief Executive Officer of ALBANK Financial
                                         Corporation, Albany, New York from December 1991
                                         to November 1998.

                       POSITIONS
                          WITH              PRINCIPAL OCCUPATION FOR LAST FIVE YEARS AND
        NAME            THE FUND    AGE              AFFILIATION WITH THE FUND
--------------------  ------------  ---  --------------------------------------------------
James P. Cronin*        Trustee     53   President, Treasurer and Chief Executive Officer
                                         since June 1987 of The Dime Savings Bank of
                                         Norwich, Norwich, Connecticut; Director or Trustee
                                         of Mutual Investment Fund of Connecticut; Hartford
                                         Mutual Investment Fund; Connecticut Association of
                                         Securities Inc.; Norwich Free Academy; St. Jude
                                         Common; John S. Blackmar Fund; Eastern Connecticut
                                         Foundation for Public Giving; St. Patrick
                                         Cathedral School Board of Education; and RSGroup
                                         Trust Company.
Ralph L. Hodgkins,      Trustee     65   Trustee and Investment Committee Chair, University
Jr.                                      of Maine System; Vice President, Peoples Heritage
                                         Bank, Portland, Maine from September 1994 to March
                                         1995; formerly President and Chief Executive
                                         Officer, Mid Maine Savings Bank, FSB, Auburn,
                                         Maine from August 1970 to August 1994.
William L. Schrauth*    Trustee     63   President and Chief Executive Officer, The Savings
                                         Bank of Utica, Utica, New York since August 1977;
                                         and Director of Retirement System Group Inc. and
                                         RSGroup Trust Company.
William E. Swan*        Trustee     51   President and Chief Executive Officer, Lockport
                                         Savings Bank, Lockport, New York since July 1989.
CURRENT TERM REMAINING --
      ONE YEAR:
William Dannecker*     President    59   President and Trustee of the Fund since May 1986
                      and Trustee        and May 1987, respectively; Chief Executive
                                         Officer of the Fund from January 1988 to August
                                         1990; President of Retirement System Fund Inc.
                                         from February 1991 to July 1997 and Director from
                                         November 1990 to July 1997; President and Director
                                         of Retirement System Group Inc. since March 1989
                                         and Chief Executive Officer since January 1990;
                                         President and Director of Retirement System
                                         Consultants Inc. since January 1990 and March
                                         1989, respectively; Director of Retirement System
                                         Investors Inc. since March 1989; President and
                                         Director of Retirement System Distributors Inc.
                                         since December 1990 and July 1989, respectively;
                                         Director of RSG Insurance Agency Inc. since March
                                         1996; President and Director of RSGroup Trust
                                         Company since June 1998.

                       POSITIONS
                          WITH              PRINCIPAL OCCUPATION FOR LAST FIVE YEARS AND
        NAME            THE FUND    AGE              AFFILIATION WITH THE FUND
--------------------  ------------  ---  --------------------------------------------------
Covington Hardee        Trustee     79   Chairman of the Board Emeritus from 1984 to April
                                         1990, The Lincoln Savings Bank, FSB, New York, New
                                         York. Director of Retirement System Fund Inc. from
                                         February 1991 to July 1997.
Maurice E. Kinkade      Trustee     56   Director of Development, Maplebrook School,
                                         Amenia, New York, since September 1994; President,
                                         of KINCO Management, Poughkeepsie, New York from
                                         June 1992 to September 1995; formerly Chairman and
                                         Chief Executive Officer from 1984 and 1980,
                                         respectively to February 1990. President from
                                         August 1986 to February 1990 and between 1980 and
                                         1984, Poughkeepsie Savings Bank, FSB,
                                         Poughkeepsie, New York.
William G. Lillis       Trustee     68   Real Estate Consultant; formerly President and
                                         Chief Executive Officer from April 1981 and
                                         December 1989, respectively to November 1991,
                                         American Savings Bank, White Plains, New York.


                         SEE, "Administration of the Fund" in the Statement of
                  Additional Information for further information regarding Trustees' compensation.

                         An important function of the Trustees is the selection
                  of investment managers for the Investment Funds and the review and evaluation of their performance.


                         The Trustees periodically evaluate the performance of
                  the investment managers and review the continued appropriateness of the structure of the Investment Funds. The Trustees also periodically evaluate the allocation of assets among Investment Classifications and among Investment Funds and guidelines of investment for all Plans. The Trustees have retained Hewitt Associates to assist them in the above matters, for which service the Fund paid Hewitt Associates fees and expenses amounting to $55,200 for the Fund's fiscal year ended September 30, 1998.


                  THE SERVICE AGREEMENT

                  Effective August 1, 1990, the Fund entered into a Service Agreement with the Service Company, whereby the Service Company provides the Fund with the general administrative and related services necessary to carry on the affairs of the Fund.

                         Pursuant to the Service Agreement, the Service Company
                  has agreed to: (a) manage, supervise and conduct the affairs and business of the Fund, and matters incidental thereto, in a manner consistent with the Fund's Agreement and Declaration of Trust, Rules and Procedures, Statement of Investment Objectives and Guidelines and Prospectus, as these may be amended from time to time; (b) furnish or provide to the Fund such office space, equipment and personnel, and such clerical and back office services, as the Fund may reasonably require;
                  (c) provide the Fund with stock transfer agent and registrar services and maintain sufficient trained personnel and equipment and supplies to perform such services; (d) provide the Fund with Plan administrative services necessary due to the fact that the Trustees of the Fund are the Trustee Administrator for each of the affected Participating Trusts under the Fund's Agreement and Declaration of Trust; and (e) provide the Fund with certain administrative services in connection with Individual Retirement Accounts. In addition, the Service Company provides information relating to the allocation of assets between equities and fixed income obligations and within specified Investment Funds of the Fund.


                         Effective January 1, 1999, the Trustees of the Fund
                  approved continuance of a further amended Service Agreement with the Service Company. Under the current Service Agreement, the Service Company is paid a fee for its services as of the last day of each month such Service Agreement is in effect, at the following annual rates, based on the average daily net assets of each of the Fund's separately managed Investment Fund portfolio for such month:



                                                            FEE (% OF AVERAGE
NET ASSETS OF EACH SEPARATELY MANAGED INVESTMENT FUND       DAILY NET ASSETS)
---------------------------------------------------------  -------------------

First $25 million........................................             .60%
Next $25 million.........................................             .50%
Next $25 million.........................................             .40%
Over $75 million.........................................             .30%


                         The Service Company will pay all of the fees and
                  expenses incurred by it in providing the Fund with the services and facilities described in the Service Agreement. The Fund will pay, or reimburse the Service Company for the payment of, the following fees and expenses incurred by or on behalf of the Fund, including, without limitation: (1) fees and expenses relating to investment advisory services; (2) fees and expenses of custodians and depositories; (3) fees and expenses of outside legal counsel, independent auditors and consultants; (4) interest charges; (5) all Federal, state and local taxes (including, without limitation, stamp, excise, income and franchise taxes); (6) costs of stock certificates and other expenses of issuing and redeeming units; (7) costs incidental to unitholder meetings; (8) fees and expenses of registering or qualifying units for sale under Federal and state securities laws; (9) costs (including postage) of printing and mailing prospectuses, proxy statements and other reports and notices to unitholders and to governmental agencies (other than in connection with promoting the sale of units to prospective new investors); (10) premiums on all insurance and bonds; (11) fees and expenses of the Fund's Trustees; (12) fees and expenses paid to any securities pricing organization; and (13) fees and expenses paid to any third party arising out of any of the services relating to Participating Trusts and other unitholders, as described in the Service Agreement.


                         The amended Service Agreement is effective until
                  December 31, 2000, and will remain in effect from year to year thereafter if such continuance is approved in the manner required for investment advisory contracts under the Investment Company Act, and if, in addition, the following findings are made by a majority of the Fund's Trustees who are "not interested" (as defined in the Investment Company Act):
                  (A) that the Service Agreement is in the best interests of the Fund and its unitholders; (B) that the services to be performed pursuant to the Service Agreement are services required for the operation of the Fund; (C) that the Service Company can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and (D) that the fees for such services are fair and reasonable in light of the usual and customary charges made by others for services of the same nature and quality.

                         The Service Agreement may be terminated by the Fund or
                  the Service Company, without penalty, on not more than 60 days' nor less than 30 days' written notice. The Service Agreement will also terminate automatically in the event of its "assignment" (as defined in the Investment Company Act).

                  DISTRIBUTION AGREEMENT

                  Pursuant to the Distribution Agreement, approved effective August 1, 1993, the Broker-Dealer will distribute and promote the sale of units in the Fund's Investment Funds without compensation for its services.

                         Pursuant to the Distribution Agreement, the
                  Broker-Dealer is responsible for paying all of the "distribution expenses" incurred in connection with the performance of its services on behalf of the Fund. For purposes of the Distribution Agreement, "distribution expenses" means all expenses which represent payment for activities primarily intended to result in the sale of units including, but not limited to, the following: (a) payments made to, and expenses of, persons or entities which provide sales services in connection with the distribution of units, including, but not limited to, office space and equipment, telephone facilities, answering routine inquiries regarding the Fund, processing transactions and providing any other service to new or prospective holders of units; (b) costs relating to the formulation and implementation of marketing and promotional activities with respect to units, including, but not limited to, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising;
                  (c) costs of printing and distributing prospectuses, statements of additional information and reports of the Fund to prospective holders of units; (d) costs involved in preparing, printing and distributing advertising and sales literature pertaining to units; and (e) costs involved in obtaining whatever information, analyses and reports with respect to marketing and promotional activities with respect to units that the Fund or the Broker-Dealer may, from time to time, deem advisable.

                         The Distribution Agreement was initially effective
                  until July 31, 1995, and will remain in effect from year to year thereafter if such continuance is approved in the manner required under the Investment Company Act. The Distribution Agreement may be terminated by the Fund or the Broker-Dealer without penalty, on not more than 60 days' nor less than 30 days' written notice. The Distribution Agreement will also terminate automatically in the event of its "assignment" as defined in the Investment Company Act.

INVESTMENT MANAGERS
                  Investors Inc. serves as the investment manager for each Investment Fund pursuant to an Investment Management Agreement dated July 29, 1997. Investors Inc. retains sub-investment advisers to manage the portfolios, subject to Investors Inc.'s overall supervision, of the Emerging Growth Equity Fund, and International Equity Fund pursuant to Sub-Investment Advisory Agreements dated August 1, 1993 between Investors Inc. and each such sub-investment adviser, other than HLM Management Company, Inc., which Sub-Investment Advisory Agreement was dated April 1, 1997. Investors Inc. is responsible for overall management of each Investment Fund's business affairs, as well as managing the portfolios of each Investment Fund which does not have a sub-investment adviser. The Investment Management Agreement and each Sub-Investment Advisory Agreement (each a "Contract") were approved by Trust Participants at a meeting held on July 30, 1993, except the Contract with HLM Management Company, Inc., which was approved by Trust Participants at a meeting held on July 29, 1997.

                         Each Contract had or has an initial term of two years
                  and remains in effect from year to year thereafter, if such continuance is approved in the manner required by the Investment Company Act. Each Contract may be terminated by either party, without penalty, on not more than 60 days' nor less than 30 days' written notice. The Contracts will also terminate automatically in the event of "assignment" as defined in the Investment Company Act.


                         The sub-investment advisers for the Emerging Growth
                  Equity Fund are Friess and HLM, each of which is allocated 50% of that Investment Fund's assets investments by Participating Trusts. From September 4, 1990 until March 31, 1997, The Putnam Advisory Company, Inc. was responsible for managing the portion of the Emerging Growth Equity Fund currently managed by HLM Management Company, Inc. The sub-investment adviser for the International Equity Fund is Morgan Grenfell Investment Services Limited. From June 15, 1992 until March 31, 1995, NFJ Investment Group was responsible for managing the Value Equity Fund's portfolio. Beginning April 1, 1995 Investors Inc. assumed the portfolio management function.


                         The following is a brief description of Investors Inc.
                  and each sub-investment adviser, including its address, a brief description of its business history, and the identification of its controlling persons:


                               FRIESS, 115 East Snow King Avenue, P.O. Box 576,
                        Jackson, Wyoming 83001, is an investment adviser to individual and institutional clients with substantial investment portfolios. The company was organized in 1974 and is wholly owned by Foster S. Friess and Lynnette E. Friess who are directors and the sole officers of the company.



                               HLM, 222 Berkeley Street, Boston, MA 02116, was
                        incorporated in November, 1983 and is wholly owned by its three founding principals, A. R. (Buck) Haberkorn, III, Judith P. Lawrie and James J. Mahoney, Jr. and a fourth principal, Peter J. Grua. All three founding partners remain as active, full-time members of the firm. HLM has no affiliations with other companies. In 1992, two new principals were hired - Peter J. Grua and Frances M. Hawk. In July, 1997, Ann B. Hutchins (a former research analyst with the firm from 1985 through
                        1988) was rehired and appointed a principal, replacing Frances M. Hawk, who retired. HLM's sole business focus since inception has been the management of small capitalization emerging growth equity and later-stage venture capital investments. HLM began managing small capitalization U.S. public equity investments in June 1984.



                               MGIS, 20 Finsbury Circus, London EC2M 1NB,
                        England, was established in 1977 to provide international investment management services to North American investment funds. MGIS is a wholly-owned subsidiary of Morgan Grenfell Asset Management Limited ("MGAM"), the holding company for a group of United Kingdom operated funds management companies;

                        each of MGIS (indirectly) and MGAM (directly) are wholly-owned subsidiaries of the Deutsche Morgan Grenfell Group PLC (previously known as Morgan Grenfell Group PLC), an investment holding company which is a subsidiary of Deutsche Bank AG.


                               INVESTORS INC., 317 Madison Avenue, New York, New
                        York 10017, is a wholly-owned subsidiary of Retirement System Group Inc. Investors Inc. was formed in March 1989 to act as investment adviser to certain of the Fund's Investment Funds following the consummation of the Reorganization. Investors Inc. may also act as investment adviser or sub-adviser to other investment companies.


                         The Trustees select the investment manager and the
                  investment manager selects sub-investment advisers based upon a quantitative and qualitative evaluation of their skills in managing assets pursuant to specific investment styles and strategies. Short-term investment performance, by itself, is not a significant factor in selecting or terminating sub-investment advisers. The Fund will mail written notice of the appointment of a new manager to each Participating Trust as promptly as is reasonably practicable under the circumstances when a new manager begins providing investment management services.

                         The investment manager and each sub-investment adviser
                  has complete discretion to purchase and sell portfolio securities for its segment of an Investment Fund within the parameters of the Investment Fund's objectives, policies and restrictions. Although the investment manager's and each sub-investment adviser's activities are subject to general oversight by the Trustees, the Trustees do not evaluate the investment merits of the investment managers' individual security selections.

                         The Investment Management and Sub-Investment Advisory
                  Agreements provide for fees at the annual rates set forth in the following table. The Sub-Investment Advisory fees are payable by Investors Inc. and not by the Investment Funds.


                                                    TOTAL        SUB-INVESTMENT
INVESTMENT FUND                                MANAGEMENT FEE     ADVISORY FEE
---------------------------------------------  ---------------   ---------------

Core Equity Fund                                                       N/A
    First $50 Million........................        .60%
    Next $150 Million........................        .50
    Over $200 Million........................        .40
Emerging Growth Equity Fund
    HLM......................................
      First $25 Million......................       1.20              1.00
      Next $25 Million.......................       1.00               .80
      Over $50 Million.......................        .80               .60
    Friess...................................       1.20              1.00
Value Equity Fund                                                      N/A
    First $10 Million........................        .60
    Next $10 Million.........................        .50
    Next $20 Million.........................        .40
    Next $20 Million.........................        .30
    Next $40 Million.........................        .20
    Next $50 Million.........................        .15
    Over $150 Million........................        .10
International Equity Fund
    First $50 Million........................        .80               .60
    Over $50 Million.........................        .70               .50
Actively Managed Bond Fund                                             N/A
    First $50 Million........................        .40
    Next $100 Million........................        .30
    Over $150 Million........................        .20
Intermediate-Term Bond Fund                                            N/A
    First $50 Million........................        .40
    Next $100 Million........................        .30
    Over $150 Million........................        .20
Short-Term Investment Fund                                             N/A
    First $50 Million........................        .25
    Over $50 Million.........................        .20



                         The Investors Inc. fee is payable as of the last day of
                  each month, based on average daily net assets of each of the Investment Funds during such month. Each sub-investment advisory fee is payable at the end of each quarterly period. The MGIS and HLM fees are calculated on the basis of assets at the end of each month during the quarter. The Friess fees are calculated on the basis of assets at the end of each quarter.

                         No investment manager provides any services to an
                  Investment Fund except portfolio investment. However, if authorized by the Fund, an investment manager or its affiliate may execute portfolio transactions for the Funds and receive brokerage commissions therefor.


                         An adviser may also serve as a discretionary investment
                  manager or non-discretionary investment adviser to management or advisory accounts unrelated in any manner to the Fund. Each Contract requires the adviser to provide fair and equitable treatment to the Fund in the selection of portfolio investments and the allocation of investment opportunities, but does not obligate the adviser to give the Fund exclusive or preferential treatment.



                         Although the investment manager and the sub-investment
                  advisers make investment decisions for an Investment Fund independently from those for their other clients, it is likely that similar investment decisions will be made from time to time. When an Investment Fund and a client are simultaneously engaged in the purchase or sale of the same security, the transactions are, to the extent feasible and practicable, averaged as to price and allocated as to quantity between the Investment Fund and the clients in a manner considered by the investment manager to be equitable. In some cases, this system could have a detrimental effect on the price or volume of the security to be purchased or sold, as far as the particular Investment Fund is concerned. In other cases, however, it is believed that coordination and the ability to participate in volume transactions should be to the benefit of an Investment Fund.


GENERAL INFORMATION

                  YEAR 2000



                  Many computer systems were designed using only two digits to designate years. These systems may not be able to distinguish the "year 2000" from the "year 1900" (commonly known as the "Year 2000 Problem"). The Fund could be adversely affected if the investment manager, Service Company or other service providers to the Fund are not able to effectively resolve the Year 2000 Problem before January 1, 2000. The Service Company expects to have this problem addressed before such time and has dedicated one full time employee to coordinate and monitor the resolution of the Year 2000 Problem, both with respect to the Fund and with respect to the Fund's service providers. The Service Company has been informed by its service providers that they expect successful resolution of the Year 2000 Problem. If the Year 2000 Problem is not fully addressed by all of the relevant parties, the Fund may be adversely affected.



                         The Year 2000 Problem may also adversely affect the
                  companies, business organizations and other entities that the Fund invests in, and this may, in turn, adversely affect the Fund.


                  UNITS OF BENEFICIAL INTEREST AND VOTING RIGHTS

                  The units offered hereby constitute units of beneficial interest in the respective Investment Funds as to which they have been issued. The Agreement and Declaration of Trust provides that the Fund may issue an unlimited number of units of beneficial interest without par value. The classes are treated as series for the purposes of the Investment Company Act and are referred to elsewhere in this Prospectus as Investment Funds. The Agreement and Declaration of Trust permits the Trustees to create an unlimited number of Investment Funds and, with respect to each Investment Fund, to issue an unlimited number of full and fractional units of beneficial interest of that Fund. Each class of units designated as a separate Investment Fund represents a separate pool of assets. Currently, the Fund is offering units of beneficial interest in seven Investment
                  Funds: Core Equity Fund, Emerging Growth Equity Fund, Value Equity Fund, International Equity Fund, Actively Managed Bond Fund, Intermediate-Term Bond Fund and Short-Term Investment Fund. The Trustees may classify or reclassify units into one or more Investment Funds so long as such classification or reclassification does not have a material adverse effect on Participating Trusts which own the units.


                         The units of each Investment Fund are fully paid and
                  non-assessable, except as described in the last paragraph hereunder, have no preference as to conversion, exchange, dividends, retirement or other features, and have no preemptive rights. The voting rights of the units held by a Participating Trust are exercised by the named fiduciary or fiduciaries of the related Plan who have been duly vested in accordance with the provisions of ERISA, with authority to invest assets of the Plan in units of the Fund or, if applicable, the Individual Retirement Accountholder ("Trust Participant"). A Trust Participant is entitled to one vote for each full unit (and a fractional vote for each fractional unit) outstanding on the books of the Fund in the name of the Participating Trust. The units of each Investment Fund have non-cumulative voting rights, which means that the holders of more than 50% of the units voting for the election of the Trustees can elect 100% of the Trustees if they choose to do so. On any matter submitted to a vote of Trust Participants, all units of the Fund then issued and outstanding and entitled to vote, irrespective of the class, will be voted in the aggregate and not by class, except (a) when required by the Investment Company Act, units shall be voted by individual classes; and (b) when the matter affects an interest of less than all classes, then only Trust Participants of Participating Trusts which own units of the affected series shall be entitled to vote thereon. Units vote in the aggregate on matters such as the election of Trustees; whereas, units are voted by class on matters such as the approval of an Investment Management Agreement and changing certain investment restrictions.

                         Except as set forth below under "Termination of the
                  Fund", as used in this Prospectus, when referring to the approvals to be obtained from Trust Participants in connection with matters affecting all of the Investment Funds, the term "majority" means the vote of the lesser of (1) 67% of the Fund's outstanding units present at a meeting if the holders of more than 50% of the outstanding units are present in person or by proxy, or (2) more than 50% of the Fund's outstanding units. When referring to the approvals to be obtained from Trust Participants in connection with matters affecting less than all of the Investment Funds, the term "majority" means the vote of the lesser of (A) 67% of each Investment Fund's outstanding units present at a meeting if the holders of more than 50% of the outstanding units of such Investment Fund are present in person or by proxy, or (B) more than 50% of such Investment Fund's outstanding units.

                         No document shall be issued evidencing any interest in
                  the Fund. No Participating Trust shall have the power to sell, assign or transfer any unit or all or any part of its equity or interest in the Fund or use it as security for a loan. The Service Company is a Transfer Agent and provides transfer agency services to the Fund. SEE, "Administration of the Fund -- The Service Agreement."

                         Participating Trusts may be subject to liability for
                  obligations of the Fund under the laws of some jurisdictions. Therefore, the Agreement and Declaration of Trust contains a disclaimer of liability of Participating Trusts and requires notice of such disclaimer be given in each obligation entered into or executed by the Trustees. It also provides for an indemnification out of Trust property for any Participating Trust held personally liable for the obligations of the Fund.

                  TERMINATION OF THE FUND


                  The Fund has been established to continue for such time as may be necessary to accomplish the purposes as to which it was created. Subject to approval of Participating Trusts which own at least a majority of the outstanding units of any Investment Fund, the Trustees may: (a) sell the assets of such Investment Fund to another trust or corporation in exchange for cash or securities of such trust or corporation, and distribute such cash or securities, ratably among the Participating Trusts which own the units of such Investment Fund; or (b) sell and convert into money the assets of such Investment Fund and distribute the proceeds or distribute such assets ratably among the Participating Trusts which own the units of such Investment Fund.


                         Upon completion of the distribution of the remaining
                  proceeds or the remaining assets of any Investment Fund, the Fund will terminate as to that Investment Fund and the Trustees will be discharged of any and all further liabilities and duties and the right, title and interest of all parties will be canceled and discharged.

                  CUSTODIAN


                  The Chase Manhattan Bank, 4 Chase Metro Tech Center, Brooklyn, New York 11245, acts as custodian of the assets of the Short-Term Investment Fund, the Intermediate-Term Bond Fund, the Actively Managed Bond Fund and the International Equity Fund. Custodial Trust Company, 101 Carnegie Center, Princeton, New Jersey 08540-6231, acts as custodian of the assets of the Core Equity Fund, the Emerging Growth Equity Fund and the Value Equity Fund.


                  LITIGATION

                  The Fund currently is not involved in any material pending litigation.

                  EXPENSES


                  All fees and expenses incurred in the administration of the Fund (other than expenses relating to the administration of Plans of Participation and any maintenance fee charged to Individual Retirement Accountholders), are charged to the Fund. Expenses relating to the administration of Plans of Participation are charged to Full Participating Employers. Expenses relating to the administration of Individual Retirement Accounts are charged to Individual Retirement Accountholders. Examples of expenses relating to the administration of Plans of Participation and Individual Retirement Accounts are general overhead expenses (other than for investment), particular expenses arising from services to particular Plans of Participation and Individual Retirement Accounts which are recorded on the basis of time records maintained by the Service Company and actuarial expense. Expenses chargeable to the Fund which are directly attributable to a particular Investment Fund are charged to that Investment Fund's operations. Expenses which are not attributable to a particular Investment Fund are allocated among the Investment Funds on bases which are deemed equitable by the Trustees. The expenses of each of the seven Investment Funds as a percentage of average net assets were as follows for the Fund's fiscal year ended September 30, 1998: Core Equity Fund (0.94%); Emerging Growth Equity Fund

                  (1.94%); Value Equity Fund (1.11%); International Equity Fund (1.94%); Actively Managed Bond Fund (0.81%); Intermediate-Term Bond Fund (1.10%); and Short-Term Investment Fund (0.80%). It should be noted that the fees paid in connection with the Service Agreement will be revised effective January 1, 1999. SEE, "Administration of the Fund -- The Service Agreement."


                  PERFORMANCE INFORMATION

                  Each Investment Fund's performance may be quoted in advertising in terms of total return. Total returns are based on historical results and are not intended to indicate future performance. Total returns are based on the overall dollar or percentage change in value of a hypothetical investment in an Investment Fund. Each Investment Fund's total return shows its overall change in value, including changes in Unit price. A cumulative total return reflects performance over a stated period of time. An average annual total return reflects the hypothetical annually compounded rate that would have produced the same cumulative total return if performance had been constant over the entire period. Because average annual returns for more than one year tend to smooth out variations in returns, they are not the same as actual year-by-year results.

                         The performance of an Investment Fund, as well as the
                  composite performance of all bond funds and all equity funds, may be compared to data prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Morningstar, Inc. or other independent services which monitor the performance of investment companies, and may be quoted in advertising in terms of their rankings in each applicable universe.

                         In addition, the Fund may use performance data reported
                  in financial and industry publications, including BARRON'S, BUSINESS WEEK, FORBES, INVESTOR'S DAILY, MONEY MAGAZINE, THE WALL STREET JOURNAL and USA TODAY.

COUNSEL AND AUDITORS

                  Swidler Berlin Shereff Friedman, LLP, 919 Third Avenue, New York, New York 10022, serves as counsel for the Fund. McGladrey & Pullen, LLP, 555 Fifth Avenue, New York, New York 10017, have been selected as auditors of the Fund.


                         NO PERSON HAS BEEN AUTHORIZED IN CONNECTION WITH THE
                  OFFERING MADE HEREBY TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION, AND, IF GIVEN OR MADE, SUCH REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED.

APPENDIX
                  Description of Moody's Investors Service, Inc.'s long-term debt ratings of A or better:

                             Aaa -- Bonds which are rated Aaa are judged to be
                      the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                             Aa -- Bonds which are rated Aa are judged to be of
                      high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities.

                             A -- Bonds which are rated A possess many favorable
                      investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

                  Description of Standard & Poor's Corporation's corporate debt ratings of A or better:

                             AAA -- Debt rated AAA has the highest rating
                      assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

                             AA -- Debt rated AA has a very strong capacity to
                      pay interest and repay principal and differs from the highest rated issues only in small degree.

                             A -- Debt rated A has a strong capacity to pay
                      interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

                  Description of Fitch Investors Service, Inc.'s corporate debt ratings of A or better:

                             AAA -- AAA rated bonds are considered to be
                      investment grade and of the highest quality. The obligor has an extraordinary ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

                             AA -- AA rated bonds are considered to be
                      investment grade and of high quality. The obligor's ability to pay interest and repay principal, while very strong, is somewhat less than for AAA rated securities or more subject to possible change over the term of the issue.

                             A -- A rated bonds are considered to be investment
                      grade and of good quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

                  Description of Moody's Investors Service, Inc.'s commercial paper rating of Prime-1:

                             Prime-1 -- Issuers rated Prime-1 (or related
                      supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

                              -- Leading market positions in well-established
                                 industries.

                              -- High rates of return on funds employed.

                              -- Conservative capitalization structures with
                                 moderate reliance on debt and ample asset protection.

                              -- Broad margins in earnings coverage of fixed
                                 financial charges and high internal cash generation.

                              -- Well-established access to a range of financial
                                 markets and assured sources of alternate liquidity.

                  Description of Standard & Poor's Corporation commercial paper ratings of A-1 or better:

                             A-1 -- This highest rating designation indicates
                      that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation.

                                  PROSPECTUS

                                    [LOGO]

                             CORE EQUITY FUND

                             VALUE EQUITY FUND

                             EMERGING GROWTH EQUITY FUND

                             INTERNATIONAL EQUITY FUND

                             ACTIVELY MANAGED BOND FUND

                             INTERMEDIATE-TERM BOND FUND

                             SHORT-TERM INVESTMENT FUND

                             January 1, 1999

                                 BROKER/DEALER

                                     1999

                               RETIREMENT SYSTEM
                               Distributors Inc.

                               317 Madison Ave.
                           New York, N.Y. 10017-5397

                                                            File No. 2-95074
                         STATEMENT OF ADDITIONAL INFORMATION

                                 RSI RETIREMENT TRUST

                                   JANUARY 1, 1999


     This Statement of Additional Information sets forth certain information with respect to units offered by RSI Retirement Trust ("Fund"), an open-end diversified management investment company.


     The Fund is a no load series mutual fund that currently offers seven investment funds with each having its own investment objectives and investment strategies. The Fund is designed for the investment of funds held in trusts which are exempt from taxation under Section 501(a) of the Internal Revenue Code of 1986, as amended ("Code") and which have been established by Eligible Employers to effectuate pension or profit sharing plans which are qualified under Section 401(a) of said Code. Eligible Employers are corporations or associations organized under the laws of any state or of the United States, organizations which are controlling, controlled by, or under common control with such eligible employers or the members of which consist solely of some or all of such organizations, or organizations which are determined by the Trustees of the Fund to have business interests in common with other organizations participating in the Fund or self-employed individuals; provided, however, that the participation in the Fund of any self-employed individual or of any corporation or association which is not a bank, savings bank, credit union or savings and loan association, or controlling, controlled by, or under common control with a bank, savings bank, credit union or savings and loan association, shall be subject to the approval of the Trustees of the Fund.



     The Fund is also designed for the investment of funds held in Individual Retirement Accounts (IRAs) (both traditional IRAs and Roth IRAs) which are exempt from taxation under Section 408(e) of the Code and which have been established by individual retirement accountholders to effectuate an individual retirement trust or custodial agreement which is maintained in conformity with
Section 408(a) or 408A of the Code. Individual retirement accountholders are individuals for whom an Individual Retirement Account has been established; provided, however, that participation in the Fund of such arrangement shall be subject to the approval of the Trustees of the Fund.


                           ------------------------------


     THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. THE INFORMATION HEREIN SHOULD BE READ IN CONJUNCTION WITH THE FUND'S PROSPECTUS DATED NOVEMBER 30, 1998, A COPY OF WHICH MAY BE OBTAINED BY WRITING TO RSI RETIREMENT TRUST, 317 MADISON AVENUE, NEW YORK, NEW YORK 10017, ATTENTION:
STEPHEN P. POLLAK, ESQ.

                                  TABLE OF CONTENTS



                                                                          Page
                                                                          ----
The Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    3

Investment Restrictions. . . . . . . . . . . . . . . . . . . . . . . . .    9

Distribution Agreement . . . . . . . . . . . . . . . . . . . . . . . . .   11

Administration of The Fund . . . . . . . . . . . . . . . . . . . . . . .   11

Control Persons and Principal Unitholders. . . . . . . . . . . . . . . .   16

Investment Managers. . . . . . . . . . . . . . . . . . . . . . . . . . .   18

Brokerage Allocation and Portfolio Turnover. . . . . . . . . . . . . . .   20

Counsel and Auditors . . . . . . . . . . . . . . . . . . . . . . . . . .   22

Financial Statements . . . . . . . . . . . . . . . . . . . . . . . . . .   22

                                       THE FUND


     The Fund is a trust which was established by individual trustees under the laws of the State of New York pursuant to an Agreement and Declaration of Trust made as of October 22, 1940. The Agreement and Declaration of Trust, as amended from time to time, is referred to as the "Agreement and Declaration of Trust". The term "Trustees", as used herein, refers to the trustees acting from time to time under the Agreement and Declaration of Trust in their capacity as such. Except as otherwise specifically provided herein, the term "Trustees", as used herein, is not meant to refer to the trustees of Participating Trusts (SEE, "The Fund" in the Prospectus) in their capacity as such, although the trustees of Full Participating Trusts (SEE, "Investments in the Fund -- Full Participating Trusts" in the Prospectus) are one and the same as the trustees under the Agreement and Declaration of Trust. The Agreement and Declaration of Trust was amended effective as of August 31, 1984 to provide for the continued operation of the Fund as an open-end diversified investment company under the name of Retirement System for Savings Institutions. Prior to such date the Fund had been known as The Savings Banks Retirement System.


     Effective August 1, 1990 the Fund consummated a reorganization ("Reorganization") in order to further enhance the long-term viability of the Fund and realize value for the Participating Trusts. The Reorganization was effected through a transfer of the Fund's operating assets and business (E.G., office furniture, computers and files) and certain intangible assets (I.E., reorganization costs) to subsidiaries of Retirement System Group Inc. ("RSGroup-Registered Trademark-"), in exchange for shares of the common stock of RSGroup-Registered Trademark-, and the spin-off of RSGroup-Registered Trademark- through the allocation of such shares to the Participating Trusts ("Distributed Shares"), all pursuant to the Agreement and Plan of Reorganization, dated as of March 22, 1990, as amended ("Reorganization Agreement"), between RSGroup-Registered Trademark- and the Fund. Thus, immediately following the consummation of the Reorganization ("Closing"), the Participating Trusts owned all of the outstanding shares of the RSGroup-Registered Trademark-'s common stock while at the same time retaining units in the Fund's Investment Funds (as hereinafter defined). Pursuant to the Reorganization Agreement, the RSGroup-Registered Trademark- and its subsidiaries assumed certain of the liabilities of the Fund, including liabilities under two Participating Trusts which were sponsored by the Fund for its own employees. In connection with the Reorganization, the Fund changed its name to RSI Retirement Trust effective August 1, 1990.



     As a condition to receipt of its Distributed Shares, each Participating Trust was required to enter into a stockholders' agreement with RSGroup-Registered Trademark-, the Fund, the Service Company and a trustee/custodian which provides for, among other things, (a) significant restrictions on transfers of the common stock, (b) opportunities for Participating Trusts to dispose of their Distributed Shares in an initial offer period following the Closing and during three subsequent offer periods and (c) opportunities for members of RSGroup's-Registered Trademark- Board of Directors and management and certain other persons to acquire shares of the common stock from Participating Trusts during such offer periods and/or directly from RSGroup's-Registered Trademark-.

     The Fund also entered into an investment management agreement with a subsidiary of RSGroup-Registered Trademark-, Retirement System Investors Inc. ("Investors Inc."), effective at the Closing. This agreement was superseded by a new Investment Management Agreement, effective August 1, 1993, pursuant to which Investors Inc. manages the assets of each of the Investment Funds of the Fund. SEE, "Investment Managers" in this Statement of Additional Information.



     The Fund also entered into a service agreement ("Service Agreement") with a subsidiary of RSGroup-Registered Trademark-, Retirement System Consultants Inc. ("Service Company"), effective at the Closing. This Service Agreement was superseded by amended Service Agreements, effective July 1, 1993 and January 1, 1999. Pursuant to the Service Agreement, the Service Company provides the Fund with general administrative and related services necessary to carry on the affairs of the Fund. SEE, "Administration of the Fund -- Service Agreement" in the Prospectus.



     The Fund also entered into a distribution agreement ("Distribution Agreement") with a subsidiary of RSGroup-Registered Trademark-, Retirement System Distributors Inc. ("Broker-Dealer"), effective at the Closing. Pursuant to the Distribution Agreement, the Broker-Dealer distributes and promotes the sale of units in the Fund's Investment Funds. SEE, "Distribution Plan" in this Statement of Additional Information.


     The Fund is registered with the Securities and Exchange Commission ("Commission") as an open-end diversified management investment company. Registration of the Fund with the Commission does not mean that the Commission has approved the Fund's investment objectives and policies or passed upon the merits of the offering of beneficial interests in the Fund.


     The Fund is currently offering seven investment funds ("Investment Funds"), each with a different set of investment objectives and policies: Core Equity Fund, Emerging Growth Equity Fund, Value Equity Fund, International Equity Fund, Actively Managed Bond Fund, Intermediate-Term Bond Fund and Short-Term Investment Fund. There can be no assurance that the investment objective of any Investment Fund can be attained. The term "investment manager" as used herein in reference to any Investment Fund means the investment manager acting for such fund or any segment thereof.


YIELD

     The yield of each Investment Fund is calculated by dividing the net investment income per unit (as described below) earned by the Investment Fund during a 30-day (or one month) period by the net asset value per unit on the last day of the period and analyzing the result on a semi-annual basis by adding one to the quotient, raising the sum to the power of six, subtracting one from the result and then doubling the difference. The Investment Fund's net investment income per unit earned during the period is based on the average daily number of units outstanding during the period entitled to receive dividends and includes dividends and interest earned during the period minus expenses accrued for the period. This calculation can be expressed as follows:

                                         6
          Yield     =  2 [    (  a-b + 1)  - 1 ]
                                 ---
                                 cd

     Where: a = dividends and interest earned during the period

               b = expenses accrued for the period

               c = the average daily number of units outstanding during the period that were entitled to receive dividends

               d = the net asset value per unit on the last day of the period

     Except as noted below, for the purpose of determining net investment income earned during the period (variable "a" in the formula), interest earned on debt obligations held by an Investment Fund is calculated by computing the yield to maturity of each obligation based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day of each month, or, with respect to obligations purchased during the month, based on the purchase price (plus actual accrued interest), dividing the result by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent month that the obligation is held by an Investment Fund. For purposes of this calculation, it is assumed that each month contains 30 days. The maturity of an obligation with a call provision is the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date.

     The yields on certain obligations, including instruments such as commercial paper and bank obligations, are dependent on a variety of factors, including general market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings of Moody's Investors Service and Standard & Poor's Corporation represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices. In addition, subsequent to its purchase by an Investment Fund, an issue may cease to be rated or may have its rating reduced below the minimum required for purchase. In such event, the investment manager will consider whether the Investment Fund should continue to hold the obligation.


     For the 30-day period ended September 30, 1998, the yield for each Investment Fund as to which performance may be quoted in advertising was as follows:




          INVESTMENT FUNDS                                            Yield
          ----------------                                            -----
          Core Equity Fund                                            0.55%
          Emerging Growth Equity Fund                                -1.33%
          Value Equity Fund                                           1.29%
          International Equity Fund                                   1.53%
          Short-Term Investment Fund                                  4.60%
          Intermediate-Term Bond Fund                                 5.41%
          Actively Managed Bond Fund                                  5.97%


TOTAL RETURN

     Average annual total return quotes ("Standardized Return") used in an Investment Fund's performance are calculated according to the following formula:

        P(1 + T)n   =    ERV
     where:    P    =    a hypothetical initial payment of $1,000
               T    =    average annual total return
               n    =    number of years (exponent)
               ERV  =    ending redeemable value of a hypothetical $1,000
                         payment made at the beginning of that period.

     Under the foregoing formula, the time periods used will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication and will cover one, three, five and ten year periods or a shorter period dating from the effectiveness of an Investment Fund's registration statement. Average annual total return, or "T" in the formula above, is computed by finding the average annual change in the value of an initial $1,000 investment over the period.

     An Investment Fund also may include in advertising total return performance data that are not calculated according to the formula set forth above in order to compare more accurately the Investment Fund's performance with other measures of investment return. For example, an Investment Fund may calculate total return for specified periods of time by assuming the investment of $1,000 in Investment Fund units. The rate of return is determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the initial value.


     Set forth below are the average annual total returns for the period ending September 30, 1998 for each of the Investment Funds as to which performance may be quoted in advertising. Total returns are based on historical results and are not intended to indicate future performance. Total returns are based on the overall dollar or percentage change in value of a hypothetical investment in an Investment Fund. Each Investment Fund's total returns show its overall change in value, including changes in unit price. A cumulative total return reflects performance over a stated period of time. An average annual total return reflects the hypothetical annually compounded rate that would have produced the same cumulative total return if performance had been constant over the entire period. (Footnotes are indicated at the end of the tables.)


                            Net Investment Performance+

                        For Periods Ending September 30, 1998:



                                                                  Annualized
                                 -------------------------------------------------------------------------
                                                                                          Since Inception
                                 1 Year     3 Years      5 Years   10 Years   15 Years    15-3/4 Years*
                                 ------     -------      -------   --------   --------    ----------------
EQUITY FUNDS
RSI Retirement
Trust:
Core                               4.34%      19.35%       18.15%     15.87%     15.55%        16.34%

Emerging Growth                  -35.01%       1.45%        9.10%     12.67%     11.88%        12.76%

Value                             -1.90%      19.92%       16.27%     12.84%     11.89%        12.90%

International                    -11.06%       4.13%        5.75%      6.20%        -          11.13%


                                                                  Annualized
                                 -------------------------------------------------------------------------
                                                                                          Since Inception
                                 1 Year     3 Years      5 Years   10 Years   15 Years    15-3/4 Years
                                 ------     -------      -------   --------   --------    ----------------
FIXED-INCOME FUNDS
Short-Term                         5.09%       4.93%        4.59%      5.24%      6.21%         6.35%
Intermediate-Term                  8.08%       6.79%        5.61%      7.75%      9.00%         8.96%
Actively Managed                  11.33%       8.45%        6.58%      8.81%     9.71%%         9.60%


                                                                  Annualized
                                 -------------------------------------------------------------------------
                                                                                          Since Inception
                                 1 Year     3 Years      5 Years   10 Years   15 Years    15-3/4 Years
                                 ------     -------      -------   --------   --------    ----------------
TOTAL FUNDS
RSI Retirement Trust Plan
Category:**
Conservative Risk
Tolerance                          2.52%      10.95%          -          -          -              -
Positive Risk Tolerance            0.07%      11.79%       11.10%     11.27%     11.69%         12.07%


     + All performance results shown are net of management fees and all related investment expenses, unless otherwise footnoted. Reference should be made to "Administration of the Fund -- The Service Agreement" in the Prospectus for certain fee changes that will take effect as of January 1, 1999.


     *    The International Equity Fund was started on May 1, 1984.

     ** The performance information of these two categories reflects asset allocation strategies employed by the Board of Trustees of RSI Retirement Trust with respect to those employee benefit plans over which the Board of Trustees has investment discretion. The asset allocation strategies are designed to take into account the differing levels of risk tolerance of such plans. Effective November 1, 1994, the Trust maintains two active Tolerance for Risk Categories --- Conservative (which replaced the former Low and Average Tolerance for Risk Categories) and Positive. As a result of this change only the Positive Tolerance for Risk Category maintained continuity with a previous risk category regarding asset mix and performance results.


OTHER INFORMATION

     The performance of an Investment Fund, as well as the composite performance of all fixed-income funds and all equity funds, may be compared to data prepared by Lipper

Analytical Services, Inc., CDA Investment Technologies, Inc. or other independent services which monitor the performance of investment companies, and may be quoted in advertising in terms of their rankings in the applicable Lipper Mutual Funds Universes. These Lipper Universes are as follows: The Lipper General Equity Funds Universe for the Core Equity Fund and the Value Equity Fund; the Lipper Small Company Growth Funds Universe for the Emerging Growth Equity Fund; the Lipper International Funds Universe for the International Equity Fund; the Lipper Fixed Income Funds Universe for the Actively Managed Fixed-Income Fund; and the Lipper (one to five year maturity) Investment Grade Funds Universe for the Intermediate-Term Fixed-Income Fund. In addition, an Investment Fund may use performance data reported in financial and industry publications, including BARRON'S, BUSINESS WEEK, FORBES, INVESTOR'S DAILY, MONEY MAGAZINE, THE WALL STREET JOURNAL AND THE NEW YORK TIMES.


                               INVESTMENT RESTRICTIONS

     The following restrictions and fundamental policies cannot be changed for any Investment Fund without the approval of the holders of a majority of the outstanding units of the affected Investment Fund or Funds. Each Investment Fund may not:

     (a) With respect to at least 75% of the value of any Investment Fund's total assets, purchase securities of any issuer (except securities issued or guaranteed as to principal or interest by the United States government, its agencies or instrumentalities) if as a result more than 5% of the value of the total assets of such Investment Fund would be invested in the securities of such issuer or all Investment Funds together would own more than 10% of the outstanding voting securities of such issuer; for purposes of this limitation, identification of the "issuer" will be based on a determination of the source of assets and revenues committed to meeting interest and principal payments of each security;

     (b) Invest in companies for the purpose of exercising control or management, except a company all the stock of which is owned by the Fund and which provides administrative services to the Fund and others;

     (c) Borrow money in any Investment Fund except for temporary emergency purposes and then only in an amount not exceeding 5% of the value of the total assets of that Investment Fund;

     (d) Pledge, mortgage or hypothecate the assets of any Investment Fund to any extent greater than 10% of the value of the total assets of that Investment Fund;

     (e)  Issue senior securities;

     (f)  Underwrite any issue of securities;

     (g) Purchase or sell real estate, but this shall not prevent investments in instruments secured by real estate or interest therein or in marketable securities of issuers which invest in real estate or engage in real estate operations;

     (h) Make loans to other persons, except the Fund may make time or demand deposits with banks, may purchase bonds, debentures or similar obligations that are publicly distributed or of a type customarily purchased by institutional investors, may loan portfolio securities and may enter into repurchase and reverse repurchase agreements;

     (i) Purchase securities (other than stock index futures contracts and futures contracts on financial instruments and related options) on margin or make short sales of securities;

     (j) Purchase or sell commodities or commodity contracts except futures contracts on financial instruments, such as bank certificates of deposit and United States Treasury securities, foreign currencies and stock indexes;

     (k) Invest in securities of other investment companies except as part of a merger, consolidation, reorganization or purchase of assets approved by the Trust Participants;

     (l) Participate on a joint or joint and several basis in any securities trading account;

     (m) Purchase from or sell portfolio securities to its Trustees, officers or other "interested persons" (as defined in the Investment Company Act of 1940, as amended ("Investment Company Act")) of the Fund, except as permitted by the Investment Company Act or any rules or orders thereunder;

     (n) Purchase any securities in an Investment Fund that would cause 25% or more of the value of that Investment Fund's total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal activities in the same industry (as defined by Standard & Poor's); except that there is no limitation in any Investment Fund with respect to investments in obligations issued or guaranteed by the United States government or its agencies or instrumentalities; or

     (o) Invest the assets of any Investment Fund in nonmarketable securities (including repurchase agreements and time deposits maturing in more than seven days but excluding master demand notes and other securities payable on demand) to any extent greater than 10% of the value of the total assets of that Investment Fund. If through the appreciation of nonmarketable securities, or the depreciation of marketable securities, an Investment Fund has more than 10% of its assets invested in nonmarketable securities, the Investment Fund will reduce its holdings of nonmarketable securities to 10% or less of its total assets as soon as practicable consistent with the objective of limiting any loss that may be sustained upon such reduction.

     Except as stated in (o) above, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in values or assets will not constitute a violation of that restriction.


                                DISTRIBUTION AGREEMENT

     Pursuant to the Distribution Agreement, the Broker-Dealer will distribute and promote the sale of units in the Fund's Investment Funds.

     The Broker-Dealer is not paid a fee for its services under the Distribution Agreement, which was approved, effective August 1, 1993, by a vote of Trust Participants on July 31, 1993.

     The Distribution Agreement was initially effective until July 31, 1995, and will remain in effect from year to year thereafter if such continuance is approved in the manner required under the Investment Company Act. The Distribution Agreement may be terminated by the Fund or the Broker-Dealer without penalty, on not more than 60 days' nor less than 30 days' written notice. The Distribution Agreement will also terminate automatically in the event of its "assignment" (as defined in the Investment Company Act).


                              ADMINISTRATION OF THE FUND

     An important function of the Trustees is the selection of investment managers for the Investment Funds and the review and evaluation of their performance.

     The Trustees periodically evaluate the performance of the investment managers and review the continued appropriateness of the structure of the Investment Funds. The Trustees also periodically evaluate the allocation of assets among Investment Classifications (SEE, "Investments In the Fund -- Full Participating Trusts" in the Prospectus) and among Investment Funds and guidelines of investment for all Plans.

INFORMATION REGARDING EXECUTIVE OFFICERS AND TRUSTEES


     The Fund has 12 Trustees who are elected for staggered terms of three years each. The officers of the Fund are the President, one or more Vice Presidents, a Secretary and a Treasurer. The Fund currently has five standing committees: an Audit Committee, a Board Affairs Committee, an Investment Committee, a Nominating Committee, and a Proxy Committee. These committees meet from time to time between meetings of the Trustees to consider matters concerning the Fund.
A majority of the Trustees are not "interested persons" of the Fund within the meaning of the Investment Company Act.


     The Fund pays to each of the Trustees who is not an officer of the Fund a fee of $950 for each board meeting and each committee meeting which they attend. A fee of $400 is paid to each non officer Trustee who participates in a telephonic meeting. In addition, the Fund pays to each Trustee who is not an officer of the Fund an annual fee of $9,500. Trustees may elect to defer to a future date a portion of such fees under a deferred compensation plan provided by the Fund under Section 457 of the Code.


     The Trustees hold six regular meetings a year. During the Fund's fiscal year ended September 30, 1998, total Trustee compensation amounted to $181,550. The Trustees and officers are reimbursed for their reasonable expenses incurred in attending meetings or otherwise in connection with their attention to the affairs of the Fund. During the Fund's fiscal year ended September 30, 1998, the total of such reimbursed expenses was $16,820.



     The Fund does not provide Trustees and officers, directly or indirectly, with any pension or retirement benefits for their services to the Fund. William Dannecker, the President of the Fund, is an officer of RSGroup-Registered Trademark-, the Service Company and the Broker-Dealer and receives compensation in such capacities. James P. Coughlin, Executive Vice President of the Fund, is an officer of RSGroup-Registered Trademark- and Investors Inc. and receives compensation in such capacities. Stephen P. Pollak, Executive Vice President, Counsel and Secretary of the Fund, is an officer of RSGroup-Registered Trademark-, Investors Inc., the Broker-Dealer and the Service Company, and receives compensation in such capacities. Heidi Viceconte, First Vice President and Treasurer of the Fund is an officer of RSGroup-Registered Trademark- and receives compensation in such capacity. John F. Meuser, Senior Vice President of the Fund, is an officer of RSGroup-Registered Trademark-, the Service Company, the Broker-Dealer and Investors Inc., and receives compensation in such capacities.



     The Trustees of the Fund received the compensation shown below for services to the Fund during the fiscal year ended September 30, 1998. Fund officers received no compensation from the Fund during the fiscal year ended September 30, 1998:

                                                                 PENSION OR
                                                                RETIREMENT
                                                              BENEFITS ACCRUED
                                   AGGREGATE COMPENSATION     AS PART OF FUND
NAME OF TRUSTEE                         FROM THE FUND            EXPENSES
----------                              -------------            --------
Herbert G. Chorbajian                    $15,200.00               $- 0 -

Candace Cox                               19,500.00*               - 0 -

James P. Cronin                           17,100.00                - 0 -

William Dannecker                            - 0 -                 - 0 -

Covington Hardee                          14,250.00*               - 0 -

Ralph L. Hodgkins, Jr.                    16,250.00                - 0 -

William A. McKenna                         6,016.67                - 0 -

Maurice E. Kinkade                        16,350.00*               - 0 -

William G. Lillis                         15,600.00*               - 0 -

William L. Schrauth                       17,100.00                - 0 -

William E. Swan                           15,600.00*               - 0 -

Raymond L. Willis                         19,400.00                - 0 -


     The executive officers of the Fund, each of whose address is c/o RSI Retirement Trust, 317 Madison Avenue, New York, New York 10017, their principal occupations for the last five years and their affiliations, if any, with the Fund are set forth below.


* Aggregate compensation includes amounts deferred under the Fund's Section 457 Deferred Compensation Plan. The total amount of deferred compensation payable under the Plan as of September 30, 1998 is as follows: Ms. Cox ($96,486.74); Mr. Hardee ($39,370.53); Mr. Kinkade ($163,555.54), Mr. Lillis
($29,108.62) and Mr. Swan ($10,870.60).


                                                  PRINCIPAL OCCUPATION
                              POSITIONS           FOR LAST FIVE YEARS AND
NAME                          WITH FUND           AFFILIATION WITH FUND
----                          ---------           ---------------------
William Dannecker             President and       President and Chief Executive
                              Trustee             Officer of Retirement System
                                                  Group Inc. since January 1990
                                                  and Director since March 1989;
                                                  President of Retirement System
                                                  Consultants Inc. since January
                                                  1990 and Director since March
                                                  1989; Director of Retirement
                                                  System Investors Inc. since
                                                  March 1989; President of
                                                  Retirement System Distributors
                                                  Inc. since December 1990 and
                                                  Director since July 1989;
                                                  Director of RSG Insurance
                                                  Agency Inc. since March 1996;
                                                  President and Director of
                                                  RSGroup Trust Company since
                                                  June 1998; President of
                                                  Retirement System Fund Inc.
                                                  from February 1991 to July
                                                  1997 and Director from
                                                  November 1990 to July 1997.

James P. Coughlin             Executive Vice      Executive Vice President and
                              President           Chief Investment Officer of
                                                  Retirement System Group Inc.
                                                  since January 1993, Chief
                                                  Investment Officer since
                                                  January 1991 and Director
                                                  since May 1990; President of
                                                  Retirement System Investors
                                                  Inc. since February 1990;
                                                  Senior Vice President of
                                                  Retirement System Fund Inc.
                                                  from February 1991 to July
                                                  1997.



                            POSITIONS             FOR LAST FIVE YEARS AND
NAME                        WITH FUND             AFFILIATION WITH FUND
----                        ---------             ---------------------
Stephen P. Pollak           Executive Vice        Executive Vice President,
                            President, Counsel    Counsel and Secretary of
                            and Secretary         Retirement System Group Inc.
                                                  since January 1993, Director
                                                  since March 1989; President
                                                  and Director of RSG Insurance
                                                  Agency Inc. since March 1996;
                                                  Vice President and Secretary
                                                  of Retirement System
                                                  Consultants Inc. since January
                                                  1990 and Director since March
                                                  1989; Vice President and
                                                  Secretary of Retirement System
                                                  Distributors Inc. since
                                                  February 1990 and Director
                                                  since July 1989; Vice
                                                  President and Secretary of
                                                  Retirement System Investors
                                                  Inc. since February 1990 and
                                                  Director since March 1989;
                                                  Executive Vice President,
                                                  Counsel and Secretary and
                                                  Director of RSGroup Trust
                                                  Company since June 1998;
                                                  Executive Vice President,
                                                  Counsel and Secretary of
                                                  Retirement System Fund Inc.
                                                  from October 1995 to July 1997
                                                  and Senior Vice President,
                                                  Counsel and Secretary from
                                                  February 1991 to October 1995.

Heidi Viceconte           First Vice President
                          and Treasurer           First Vice President of
                                                  Retirement System Group Inc.
                                                  since January 1998, Manager
                                                  of Trust Accounting since
                                                  November 1994 and Second
                                                  Vice President from January
                                                  1995 to December 1997.



NAME                        POSITIONS WITH FUND   PRINCIPAL OCCUPATION FOR LAST
----                                              FIVE YEARS AND
                                                  AFFILIATION WITH FUND

John F. Meuser              Senior Vice           Senior Vice President of
                            President             Retirement System Group Inc.
                                                  since January 1996, Vice
                                                  President from January 1993 to
                                                  December 1995;  Financial and
                                                  Operations Principal since
                                                  October 1993 and Registered
                                                  Representative since February
                                                  1990 of Retirement System
                                                  Distributors Inc.; Vice
                                                  President of Retirement System
                                                  Investors Inc. since February
                                                  1990; Chief Operations Officer
                                                  of RSGroup Trust Company since
                                                  August 1998; Senior Vice
                                                  President and Treasurer of
                                                  Retirement System Fund Inc.
                                                  from October 1996 to July 1997
                                                  and Vice President and
                                                  Treasurer from October 1992 to
                                                  July 1997.



     No officer of the Fund receives any remuneration directly from the Fund for service to the Fund.



                      CONTROL PERSONS AND PRINCIPAL UNITHOLDERS

     No person controls the Fund.


     A Plan of Participation of each of the Trust Participants listed below owned of record and beneficially five percent or more of the Fund's outstanding units and each of the Investment Fund's outstanding units, as of October 31, 1998:


     Name                                                 Percentage
     ----                                                 ----------
     Fund (considered as a whole):
     ----------------------------
       ALBANK, FSB                                           6.17%
       Ridgewood Savings Bank                                5.23

     Core Equity Fund:
     ----------------
       Ridgewood Savings Bank                                5.90
       ALBANK, FSB                                           5.74

     Emerging Growth Equity Fund:
     ---------------------------
       Ridgewood Savings Bank                                5.63
       ALBANK, FSB                                           5.48

     Value Equity Fund:
     -----------------
       Ridgewood Savings Bank                                6.61
       ALBANK, FSB                                           6.43

     International Equity Fund:
     -------------------------
       ALBANK, FSB                                           9.05
       Staten Island Savings Bank                            5.52
       Roosevelt Savings Bank                                5.19

     Short-Term Investment Fund:
     --------------------------
       Independence Savings Bank                            12.97
       Roosevelt Savings Bank                               12.83
       Northfield Savings Bank                              10.59
       Institutional Group Information Corp.                 7.59
       The Dime Savings Bank of Williamsburgh                6.82

     Intermediate-Term Bond Fund:
     ---------------------------
       ALBANK, FSB                                           6.51
       Ridgewood Savings Bank                                5.68

     Actively Managed Bond Fund:
     --------------------------
       ALBANK, FSB                                           7.32
       Ridgewood Savings Bank                                6.39




     The addresses of these Trust Participants are as follows: ALBANK, FSB, 10 North Pearl Street, Albany, New York 12207; Independence Savings Bank, 195 Montague Street, Brooklyn, New York 11201; Institutional Group Information Corp., 1000 Northern Blvd., Great Neck, New York 11021-5305; Northfield Savings Bank, 1731 Victory Boulevard, Staten Island, New York 10314; Ridgewood Savings Bank, Myrtle & Forest Avenues, Ridgewood, New York 11385; Roosevelt Savings Bank, 1122 Franklin Avenue, Garden

City, New York 11530; Staten Island Savings Bank, 15 Beach Street, Staten Island, New York 10304; The Dime Savings Bank of Williamsburgh, 209 Havemeyer Street Williamsburgh Bridge Plaza, Brooklyn, NY 11211.


     The Trustees and officers of the Fund own, as a group, less than 1% of the outstanding units of the Fund.


                                 INVESTMENT MANAGERS

     Investors Inc. serves as investment manager for each Investment Fund pursuant to an Investment Management Agreement dated July 29, 1997. Investors Inc. has retained sub-investment adviser for the Emerging Growth Equity Fund (Friess Associates, Inc. ("Friess") and HLM Management Company, Inc. ("HLM")), and the International Equity Fund (Morgan Grenfell Investment Services Limited ("Morgan Grenfell")), pursuant to Sub-Investment Advisory Agreements dated August 1, 1993, except with respect to HLM, with a Sub-Investment Advisory Agreement dated April 1, 1997. Prior to August 1, 1993, each such sub-investment adviser served directly as investment adviser to the respective Investment Funds.

     With respect to investment managers who received fees from the Fund for services provided during the last three fiscal years, the Fund incurred charges of the following total dollar amounts for the periods indicated:

          Freiss was paid $487,453 for the fiscal year ended September 30, 1998, $523,455 for the fiscal year ended September 30, 1997 and $463,736 for the fiscal year ended September 30, 1996. The Fund paid $98,295 to Investors Inc. for the fiscal year ended September 30, 1998, $100,977 for the fiscal year ended September 30, 1997 and $92,764 for the fiscal year ended September 30, 1996 with respect to the Emerging Growth Equity Fund.


          HLM was paid $266,525 for the fiscal year ended September 30, 1998 and $148,585 for the period beginning April 1, 1997 and ending September 30, 1997. The Fund paid $54,476 to Investors Inc. for the fiscal year ended September 30, 1998 and $31,003 for the period beginning April 1, 1997 and ending September 30, 1997.


          Morgan Grenfell was paid $221,799 for the fiscal year ended September 30, 1998, $223,080 for the fiscal year ended September 30, 1997 and $219,603 for the fiscal year ended September 30, 1996. The Fund paid $73,933 to Investors Inc. for the fiscal year ended September 30, 1998, $73,908 for the fiscal year ended September 30, 1997 and $73,447 for the fiscal year ended September 30, 1996 with respect to the International Equity Fund.

          The Putnam Advisory Company Inc. ("Putnam") was an adviser to the Emerging Growth Equity Fund between September 4, 1990 and March 31, 1997. Putnam was paid $161,262 for the period October 1, 1996 through March 31, 1997 and $314,530 for the fiscal year ended September 30, 1996. The Fund paid $37,277 to Investors Inc. for the period October 1, 1996 through March 31, 1997 and $69,582 for the fiscal year ended September 30, 1996 with respect to the Emerging Growth Equity Fund.






          The Fund incurred charges from Investors Inc. as investment manager of the Core Equity Fund of $1,040,755 for the fiscal year ended September 30, 1998, $1,131,713 for the fiscal year ended September 30, 1997 and $1,064,643 for the fiscal year ended September 30, 1996.


          The Fund incurred charges from Investors Inc. as investment manager of the Actively Managed Bond Fund of $500,102 for the fiscal year ended September 30, 1998, $485,096 for the fiscal year ended September 30, 1997 and $489,590 for the fiscal year ended September 30, 1996.


          The Fund incurred charges from Investors Inc. as investment manager of the Intermediate-Term Bond Fund of $243,403 for the fiscal year ended September 30, 1998, $265,854 for the fiscal year ended September 30, 1997 and $303,786 for the fiscal year ended September 30, 1996.


          The Fund incurred charges from Investors Inc. as investment manager of the Value Equity Fund of $261,587 for the fiscal year ended September 30, 1998, $239,747 for the fiscal year ended September 30, 1997 and $215,788 for the fiscal year ended September 30, 1996.


          The Fund incurred charges from Investors Inc. as investment manager of the Short-Term Investment Fund of $61,881 for the fiscal year ended September 30, 1998, $64,078 for the fiscal year ended September 30, 1997 and $66,957 for the fiscal year ended September 30, 1996.

     The sub-investment advisory relationship with Putnam was terminated on March 31, 1997, and HLM assumed the portfolio management responsibilities for its portion of the Emerging Growth Equity Fund on April 1, 1997.



                     BROKERAGE ALLOCATION AND PORTFOLIO TURNOVER

     Each investment manager determines the broker to be used, if any, in each specific securities transaction executed on behalf of the Fund with the objective of negotiating a combination of the most favorable commission and the best price obtainable on each transaction, taking into consideration the quality of execution (generally defined as best execution). When consistent with the objective of obtaining best execution, brokerage may be directed to persons or firms supplying information to an investment manager. The investment information provided to an investment manager is of the type described in
Section 28(e) of the Securities Exchange Act of 1934, as amended, and is designed to augment the manager's own internal research and investment strategy capabilities. Research services furnished by brokers through which the Fund effects securities transactions are used by those investment managers to whom such services are furnished in carrying out their investment management responsibilities with respect to all their client accounts and not all such services may be used by such investment managers in connection with the Fund. There may be occasions where the transaction costs charged by a broker may be greater than those which another broker may charge if the investment manager determines in good faith that the amount of such transaction cost is reasonable in relationship to the value of the brokerage and research services provided by the executing broker. No investment manager has entered into agreements with any brokers regarding the placement of securities transactions because of research services they provide.


     The Fund's investment managers deal in some instances in securities which are not listed on a national securities exchange but are traded in the over-the-counter market or the third market. Investment managers may also purchase listed securities through the third market (I.E., transactions effected off the exchange with brokers). Where securities transactions are executed in the over-the-counter market or third market, each investment manager seeks to deal with primary market makers except in those circumstances where, in their opinion, better prices and executions may be available elsewhere.


     During the Fund's fiscal years ended September 30, 1998, September 30, 1997 and, September 30, 1996, the Core Equity Fund paid aggregate brokerage commissions of $44,765, $71,007 and $34,560, respectively; the

Emerging Growth Equity Fund paid aggregate brokerage commissions of $162,353, $258,921, and $175,817, respectively; the Value Equity Fund paid aggregate brokerage commissions of $150,227, $132,126 and $69,947, respectively; and the International Equity Fund paid aggregate brokerage commissions of $128,369, $132,475 and $101,228, respectively. The Actively Managed Bond Fund, Intermediate-Term Bond Fund and Short-Term Investment Fund paid no brokerage commissions for the fiscal years ended September 30, 1998, September 30, 1997 and September 30, 1996.



     During the Fund's fiscal years ended September 30, 1998, September 30, 1997 and September 30, 1996, the investment managers allocated to persons or firms supplying investment information to them the following amounts of transactions in portfolio securities of the respective Investment Funds listed below and associated brokerage commissions:




   Name of                 Amount of                   Amount of
Investment Fund     Portfolio Transactions        Brokerage Commissions
---------------     ----------------------        ---------------------
Core Equity Fund      $ 6,888,089 (1998)             $ 7,148 (1998)
                      $ 7,544,273 (1997)             $ 7,200 (1997)
                      $ 9,409,838 (1996)             $10,086 (1996)

Emerging Growth       $14,546,241 (1998)             $47,322 (1998)
  Equity Fund         $33,292,524 (1997)             $82,495 (1997)
                      $27,883,705 (1996)             $75,930 (1996)

Value Equity          $ 4,270,717 (1998)             $ 6,654 (1998)
  Fund                $17,647,219 (1997)             $24,103 (1997)
                      $ 5,922,802 (1996)             $ 8,856 (1996)

International         $15,358,294 (1998)             $38,993 (1998)
  Equity Fund         $ 6,029,457 (1997)             $29,103 (1997)
                      $ 8,807,267 (1996)             $26,918 (1996)




     The Fund is required to identify any securities of its "regular brokers or dealers" (as such term is defined in the Investment Company Act) which the Fund has acquired during its most recent fiscal year. As of September 30, 1998, the Fund held repurchase agreements issued by Bear, Stearns & Co., Inc. valued at $8,607,839. Bear Stearns & Co., Inc. is a "regular broker or dealer" of the Fund. As of September 30, 1998, the Fund held repurchase agreements issued by Cantor Fitzgerald Inc. valued at $13,650,000. Cantor Fitzgerald Inc. is a "regular broker or dealer" of the Fund.

     The annual portfolio turnover rates for each of the seven Investment Funds for the fiscal years ended September 30, 1998 and September 30, 1997, respectively, were as follows: Core Equity Fund (5.62%) and (5.68%), Emerging Growth Equity Fund (204.41%) and (177.68%), Value Equity Fund (95.66%) and (99.25%), International Equity Fund (92.82%) and (61.87%), Actively Managed Bond Fund (71.12%) and (69.29%), Intermediate-Term Bond Fund (107.30%) and (67.95%)
and Short-Term Investment Fund (0.00%) and (0.00%). High portfolio turnover involves correspondingly greater brokerage commissions, other transactions costs and a possible increase in short-term capital gains and losses.




                                 COUNSEL AND AUDITORS


     Swidler Berlin Shereff Friedman, LLP, 919 Third Avenue, New York, New York 10022 serves as counsel for the Fund. McGladrey & Pullen, LLP, 555 Fifth Avenue, New York, New York 10017, have been selected as auditors of the Fund.




                                 FINANCIAL STATEMENTS

     The financial statements required to be included in this Statement of Additional Information are incorporated herein by reference from the Fund's Annual Report to unitholders for the fiscal year ended September 30, 1998.
Other portions of the Fund's Annual Report, including Highlights of the Year, Chairman's Message and Investment Performance and Asset Values, are not incorporated by reference and therefore do not constitute a part of this Registration Statement. A copy of the Fund's Annual Report may be obtained without charge by writing to RSI Retirement Trust, 317 Madison Avenue, New York, New York 10017, Attention: Stephen P. Pollak, Esq.

                                                                File No. 2-95074

                                       PART C

                                 OTHER INFORMATION

                                RSI RETIREMENT TRUST

                                   JANUARY 1, 1999


ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS.

     (a)  FINANCIAL STATEMENTS:

          Included in Prospectus:


     -    Financial Highlights



          Included in Statement of Additional Information by incorporation by reference from 1998 Annual Report:



     - Report dated October 31, 1998 of McGladrey & Pullen, LLP on the combined and individual financial statements of the Core Equity Fund, Emerging Growth Equity Fund, Value Equity Fund, International Equity Fund, Actively Managed Bond Fund, Intermediate-Term Bond Fund and Short-Term Investment Fund.



     - Statement of assets and liabilities as of September 30, 1998 for each of the investment funds listed above.



     - Statement of investments as of September 30, 1998 for each of the investment funds listed above.



     - Statement of operations for the year ended September 30, 1998 for each of the investment funds listed above.



     - Statement of changes in net assets for the years ended September 30, 1998 and September 30, 1997 for each of the investment funds listed above.


     The information required under Schedule I is included in the statement of investments.

     Schedule Nos. II-VII and other financial statements for which provision is made in the applicable accounting regulations of the Securities and Exchange Commission are omitted because they are not required under the related instructions, they are inapplicable, or the required information is presented in the financial statements or notes thereto.

     (b)  EXHIBITS:

     Exhibit Number      Document
     --------------      --------

          1.a. Agreement and Declaration of Trust made as of October 22, l940, as amended and restated effective August 1, 1990. (Filed as Exhibit 1 to Post-Effective Amendment No. 8 to the Registrant's Registration Statement on Form N-1A filed on July 27, 1990.)

          1.b. Amendment No. 1 to the Agreement and Declaration of Trust as amended and restated effective August 1, 1990. (Filed as Exhibit 1.b to Post-Effective Amendment No. 11 to the Registrant's Registration Statement on Form N-1A filed on January 28, 1993.)

          1.c. Amendment No. 2 to the Agreement and Declaration of Trust as amended and restated effective August 1, 1990. (Filed as Exhibit 1.c to Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A filed on January 30, 1995.)

          2. Rules and Procedures of the Fund, as amended. (Filed as Exhibit 2 to Post-Effective Amendment No. 8 to the Registrant's Registration Statement on Form N-1A filed on July 27, 1990.)

          3.             None.

          4.             See Exhibits 1.a., 1.b., 1.c. and 2.

          5.a. Investment Management Agreement between the Fund and Retirement System Investors Inc. (Filed as Exhibit 5.a. to Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A filed on January 28, 1994.):

          5.b. Investment Sub-Advisory Agreements between Retirement System Investors Inc. and each of the investment sub-advisers listed below, and Schedule A thereto for each such Agreement, setting forth the terms of its respective compensation:

                         1. Morgan Grenfell Investment Services Limited. (Filed as Exhibit 5.b.1. to Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A filed on January 28, 1994.)

                         2. Friess Associates, Inc. (Filed as Exhibit 5.b.2. to Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A filed on January 28, 1994.)

                         3. HLM Management Company, Inc. (Filed as Exhibit 5.b.3. to Post-Effective Amendment No. 16 to the Registrant's Registration Statement on Form N-1A filed on January 28, 1998.)


          6. Distribution Agreement (Filed as Exhibit 6. to Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A filed on January 28, 1994.)

          7. Retirement System for Savings Institutions Deferred Compensation Plan. (Filed as Exhibit 7.d. to Post-Effective Amendment No. 3 to the Registrant's Statement on Form N-1A filed on January 28, 1988.)

          8.a. Custody Agreement dated as of January 11, 1990 between the Fund and The Chase Manhattan Bank, N.A. (Filed as
                         Exhibit 8.a. to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A filed on January 24, 1990.)

          8.b. Schedule of Custodial Remuneration for The Chase Manhattan Bank, N.A. (Filed as Exhibit 8.b. to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A filed on January 24, 1990.)

          8.c. Custody Agreement dated December 21, 1989 between the Fund and Custodial Trust Company. (Filed as Exhibit 8.c. to Post-Effective Amendment No. 6 to the

                         Registrant's Registration Statement on Form N-1A filed on January 24, 1990.)

          8.d. Schedule of Custodial Remuneration for Custodial Trust Company. (Filed as Exhibit 8.d. to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A filed on January 24, 1990.)

          9.a. Undertaking Letter. (Filed as Exhibit 9.a. to Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form N-1A filed on January 28, 1991.)

          9.b. Service Agreement. (Filed as Exhibit 9.b. to Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A filed on January 28, 1994.)

          9.c. Reorganization Agreement. (Filed as Exhibit 9.c. to Post-Effective Amendment No. 8 to the Registrant's Registration Statement on Form N-1A filed on July 27, 1990.)


          9.d.           Service Agreement.  (Filed herewith.)


          10.a.          Opinion of Milbank, Tweed, Hadley & McCloy.  (Filed as
                         Exhibit 10 to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A filed on June 28, 1985.)

          11.a.          Consent of McGladrey & Pullen, LLP.  (Filed herewith.)

          11.b.          Consent of Milbank, Tweed, Hadley & McCloy.  (Filed as
                         Exhibit 11.c. to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A filed on June 28, 1985.)


          12. 1998 Annual Report to Unitholders, including report of Independent Auditors. (Filed on Form N-30D via EDGAR (accession No. 0001047469-98-042414) on November 27,
                         1998.)


          13.            None.

          14.            Not applicable.

          15.            None.

          16. Schedule of Computation of Performance Quotations (unaudited). (Filed as Exhibit 16 to Post-Effective Amendment No. 10 to the Registrant's Registration Statement on Form N-1A filed on January 28, 1992.)

          17.            Financial Data Schedule.  (Filed as Exhibit 27 on
                         EDGAR.)

          18.            Not applicable.


ITEM 25.       PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

          Not applicable.


ITEM 26.       NUMBER OF HOLDERS OF SECURITIES.


          As of September 30, 1998 the Fund had 630 record holders of units. The following table sets forth the number of record holders of units for each Investment Fund as of such date.



                                           Number of
          Investment Fund               Record Holders
          ---------------               --------------
          Core Equity Fund                   398
          Emerging Growth Equity Fund        489
          Value Equity Fund                  279
          International Equity Fund          184
          Actively Managed Bond Fund         214
          Intermediate-Term Bond Fund        218
          Short-Term Investment Fund         122


ITEM 27.  INDEMNIFICATION.

          The Agreement and Declaration of Trust provides with regard to indemnification that:

            (a) The Fund shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the Fund) by reason of the fact that he is or was a Trustee, employee of the Trustees performing the duties of the Trustees, or officer of the Fund or is or was serving at the request of the Trustees as a director or officer of another corporation, or as an official of a partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in, or not opposed to, the best interest of the Fund, and, with respect to any criminal action or proceeding, and had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he reasonably believed to be in, or not opposed to, the best interests of the Fund, and, with respect to any criminal action or proceedings that he had reasonable cause to believe that his conduct was unlawful.

            (b) The Fund shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Fund to procure a judgment in its favor by reason of the fact that he is or was a Trustee or officer of the Fund or is or was serving at the request of the Trustees as a director or officer of another corporation, or as an official of a partnership, joint venture, trust or other enterprise against expenses (including attorneys' fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in, or not opposed to, the best interests of the Fund; except, however, that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the Fund, unless and only to the extent that an appropriate court shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which the court shall deem proper.

            (c) To the extent that a Trustee or officer of the Fund has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in subsection (a) or (b) or in defense of any claim, issue or matter therein, he shall be indemnified against expenses (including attorneys' fees) actually and reasonably incurred by him in connection therewith.

            (d) Except as provided in subsection (c), any indemnification under subsection (a) or (b) (unless ordered by a court) shall be made by the Fund only as permitted under any applicable provisions of Title I of ERISA, and as authorized in the specific case upon a determination that indemnification of a Trustee or officer is proper in the circumstances because he has met the applicable standard of conduct set forth in subsection (a) or (b). Such determination shall be made (1) by the Trustees by a majority vote of a quorum consisting of members who were not parties to such action, suit or proceeding, or (2) if such a quorum is not obtainable, or, even if such a quorum is obtainable and such quorum so directs, by independent legal counsel in a written opinion, or (3) by the Trust Participants.

            (e) Expenses (including attorneys' fees) incurred in defending a civil or criminal action, suit or proceeding may be paid by the Fund in advance of the final disposition of such action, suit or proceeding as authorized by the Trustees upon receipt of an undertaking by or on behalf of the Trustees or officer to repay such amount unless it shall ultimately be determined that he is entitled to be indemnified by the Fund as authorized in this Article; provided that such an undertaking must be secured by a surety bond or other suitable insurance.

            (f) The indemnification shall not be deemed exclusive of any other rights to which those seeking indemnification may be entitled under any rule, agreement, vote of Trust Participants or disinterested members of the Trustees or otherwise, both as to action in his official capacity and as to action in any capacity while holding such office, and shall continue as to a person who has ceased to be a Trustee, employee or the Trustee performing the duties of the Trustees, or officer and shall inure to the benefit of the heirs, executors and administrators of such a person.

            (g) The Fund may purchase and maintain insurance on behalf of any person who is or was a Trustee or officer of the Fund, or is or was serving at the request of the Trustees as a director or officer of another corporation, or as an official of a partnership, joint venture, Fund or other enterprise against any liability asserted against him and incurred by him in any such capacity, or arising out of his status as such, whether or not the Fund would have the power to indemnify him against such liability; provided, however, that the Fund shall not purchase or maintain any such insurance in contravention of any applicable provision of Title I of ERISA.

            (h) Anything to the contrary in the foregoing subsections (a) through (g) notwithstanding, no Trustee or officer shall be indemnified against any liability to the Fund or its Participating Trusts to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, and no Trustee, or officer shall be indemnified in any other case in which the Investment Company Act would restrict or prohibit such indemnification.

          In addition, the Fund provides for indemnification of Participating Trusts and Trust Participants under the following conditions:

          In case any Participating Trust or Trust Participant or former Participating Trust or Trust Participant shall be held to be personally liable solely by reason of his being or having been a Participating Trust or Trust Participant and not because of his acts or omissions or for some other reason, the Participating Trust or Trust Participant or former Participating Trust or Trust Participant (or its successor, in the case of the Participating Trust, or his heirs, executors, administrators or other legal representatives in the case of the Trust Participant) shall be entitled out of the Fund to be held harmless from and indemnified against all loss and expense arising from such liability. The Fund shall, upon request by the Participating Trust or Trust Participant, assume the defense of any claim made against any Participating Trust or Trust Participant for any act or obligation of the Fund and satisfy any judgment thereon.

          Insofar as indemnification for liability arising under the Securities Act of l933 may be permitted to Trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a Trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

          SEE, "Investment Managers" in the Prospectus and "Investment Managers" in the Statement of Additional Information for a description of the investment managers.

          The following are, for each investment manager, the directors and officers who are or have been, at any time during the past two fiscal years, engaged in any other business, profession, vocation or employment of a substantial nature for their own account or in the capacity of director, officer, employee, partner or trustee and a description of such business, profession, vocation or employment of a substantial nature and, if engaged in the capacity of director, officer, employee, partner or trustee, the name and principal business address of the company with which the person specified is so connected and the nature of such connection:


MORGAN GRENFELL INVESTMENT SERVICES LIMITED:


                         Positions         Other Business,
Name                     with Manager      Profession, Vocation, Employment
----                     ------------      --------------------------------
Gregory Charles Fisher   Director          -Chief Investment Officer
                                           Morgan Grenfell Asset
                                           Management Limited
                                           20 Finsbury Circus
                                           London EC2M 1NB
                                           England



                                          8


                         Positions         Other Business,
Name                     with Manager      Profession, Vocation, Employment
----                     ------------      --------------------------------
P.N.C. Walker            Director          -Director
                                           Morgan Grenfell
                                           Asset Management Limited
                                           20 Finsbury Circus
                                           London EC2M 1NB
                                           England



                                          9


                         Positions         Other Business,
Name                     with Manager      Profession, Vocation, Employment
----                     ------------      --------------------------------
P.N.C. Walker (cont'd)                     -Director
                                           Morgan Grenfell
                                           Quantitative Investment Limited
                                           20 Finsbury Circus
                                           London EC2M 1NB
                                           England

                                           -Chairman & Managing Director
                                           Morgan Grenfell International
                                           Funds Management Limited
                                           20 Finsbury Circus
                                           London EC2M 1NB
                                           England

                                           -Director
                                           M G Management SA
                                           2 bd Royal
                                           2953 Luxembourg

                                           -Director
                                           Euro-Pacific Rim Management SA
                                           2 bd Royal
                                           2953 Luxembourg

                                           -Chairman
                                           Nomura World Fund
                                           Management SA
                                           2 bd Royal
                                           2953 Luxembourg

                                           -Director
                                           Target International Growth Fund
                                           2 bd Royal
                                           2953 Luxembourg

                                           -Director
                                           Morgan Grenfell Hedged Funds
                                           Limited
                                           20 Finsbury Circus
                                           London  EC2M 1NB
                                           England



                                          10

                         Positions         Other Business,
Name                     with Manager      Profession, Vocation, Employment
----                     ------------      --------------------------------
P.N.C. Walker (cont'd)                     -Managing Director
                                           (Geschaftsfuhrung)
                                           Deutsche Asset Management GmbH
                                           Bochenheimer Landstrabe 42
                                           60323 Frankfurt 1
                                           Germany

                                           -Director
                                           Geschaftsfuhrung
                                           Member
                                           Deutsche Gesellschaft Fur Fonds
                                           Verwaltung MbH
                                           Bochenheimer Landstrabe 42
                                           60323 Frankfurt 1
                                           Germany

                                           -Director
                                           Deutsche Morgan
                                           Grenfell Asset Management (Japan)
                                           Limited
                                           19th Floor, Akasaka Park Building
                                           5-2-20 Akasaka
                                           Minato-ku, Tokyo 107
                                           Japan

                                           -Director
                                           Elizabethan Holdings Limited
                                           P.O. Box 1984 Elizabethan Square
                                           George Town
                                           Grand Cayman
                                           Cayman Islands

                                           -Director
                                           Elizabethan Management Limited
                                           P.O. Box 1984
                                           Elizabethan Square
                                           Grand Cayman
                                           British West Indies



                                          11


                         Positions         Other Business,
Name                     with Manager      Profession, Vocation, Employment
----                     ------------      --------------------------------
P.N.C. Walker (cont'd)                     -Director
                                           Morgan Grenfell Green Energy Fund
                                           c/o P.O. Box 727
                                           St. Paul's Gate
                                           New Street
                                           St. Helier
                                           Jersey JE4 8ZB
                                           Channel Islands

W.G.M. Thomas            Director          -Director
                                           MTI Managers Limited
                                           70 St. Albans Road
                                           Watford, Herts WD1 1RP
                                           England

                                           -Director
                                           MTI Nominees Limited
                                           70 St. Albans Road
                                           Watford
                                           Herts WD1 1RP
                                           England

                                           -Director
                                           Morgan Grenfell Asset
                                           Management Limited
                                           20 Finsbury Circus
                                           London EC2M 1NB
                                           England

                                           -Director
                                           Deutsche Morgan Grenfell Asset
                                           Management (Japan) Limited
                                           19th Floor, Akasaka Park Building
                                           5-2-20 Akasaka
                                           Minato-ku, Tokyo 107
                                           Japan



                                          12

                         Positions         Other Business,
Name                     with Manager      Profession, Vocation, Employment
----                     ------------      --------------------------------
P.W.W. Disney            Managing          -Director
                         Director          Morgan Grenfell Asset
                                           Management Limited
                                           20 Finsbury Circus
                                           London EC2M 1NB
                                           England

                                           -Director
                                           Crown and Manor
                                           Club Limited
                                           England

                                           -Director
                                           Morgan Grenfell Investment Trust
                                           885 Third Avenue
                                           New York, New York 10022-4802

                                           -Director
                                           Woodberry Down
                                           Club Limited
                                           England

I.D. Kelson              Director          -Director
                                           Morgan Grenfell Asset
                                           Management Limited
                                           20 Finsbury Circus
                                           London EC2M 1NB
                                           England



                                          13


                         Positions         Other Business,
Name                     with Manager      Profession, Vocation, Employment
----                     ------------      --------------------------------
Annabel Withington       Company           -Deputy Company Secretary
                         Secretary         Morgan Grenfell Asset Management
                                           Limited
                                           20 Finsbury Circus
                                           London EC2M 1NB
                                           England

                                           -Company Secretary
                                           Morgan Grenfell International
                                           Funds Management Limited
                                           20 Finsbury Circus
                                           London EC2M 1NB
                                           England

                                           -Company Secretary
                                           Morgan Grenfell Investment
                                           Management Limited
                                           20 Finsbury Circus
                                           London EC2M 1NB
                                           England

                                           -Company Secretary
                                           Morgan Grenfell Hedged Funds
                                           Limited
                                           20 Finsbury Circus
                                           London  EC2M 1NB
                                           England

                                           -Company Secretary
                                           Morgan Grenfell
                                           Quantitative Investment Limited
                                           20 Finsbury Circus
                                           London EC2M 1NB
                                           England



                                          14

                         Positions         Other Business,
Name                     with Manager      Profession, Vocation, Employment
----                     ------------      --------------------------------
Annabel Withington                         -Company Secretary
(cont'd)                                   Priorbasic Limited
                                           20 Finsbury Circus
                                           London EC2M 1NB
                                           England

                                           -Company Secretary
                                           Shop Moor Limited
                                           20 Finsbury Circus
                                           London EC2M 1NB
                                           England

                                           -Company Secretary
                                           Tokai Morgan Grenfell International
                                           Funds Management Limited
                                           20 Finsbury Circus
                                           London EC2M 1NB
                                           England

N.P. Jenkins            Director          -Vice President, Portfolio Manager
                                           Morgan Grenfell International Funds
                                           Management Limited
                                           20 Finsbury Circus
                                           London EC2M 1NB
                                           England

                                           -Director
                                           Morgan Grenfell Investment Trust
                                           885 Third Avenue
                                           New York, New York 10022

FRIESS ASSOCIATES, INC.:


                         Positions         Other Business,
Name                     with Manager      Profession, Vocation, Employment
----                     ------------      --------------------------------
Foster Stephen Friess    President and     -Director
                         Director          Brandywine Fund, Inc.
                                           3908 Kennett Pike
                                           P.O. Box 4166
                                           Greenville, DE  19807

                                           -Director
                                           Brandywine Blue Fund, Inc.
                                           3908 Kennett Pike
                                           P.O. Box 4166
                                           Greenville, DE  19807


HLM MANAGEMENT COMPANY, INC.


                         Positions         Other Business,
Name                     with Manager      Profession, Vocation, Employment
----                     ------------      --------------------------------
Judith P. Lawrie         Chairman, Board   -Director
                         of Directors      Wolfgang Puck Food Company
                                           1333 Second Street
                                           Santa Monica, CA 90401

James J. Mahoney, Jr.     Treasurer and    -Director
                          Director         Teltech, Inc.
                                           2850 Metro Drive, Suite 600
                                           Bloomington, MN 55425

                                           -Director
                                           Aperture Credentialing, Inc.
                                           301 N. Hurstbourne Parkway
                                           Louisville, KY 40222

Peter J. Grua             President and    -Director
                          Director         HealthVISION, Inc.
                                           141 Stony Circle, Suite 150
                                           Santa Rosa, CA 95401

RETIREMENT SYSTEM INVESTORS INC.:


                         Positions         Other Business,
Name                     with Manager      Profession, Vocation, Employment
----                     ------------      --------------------------------
William Dannecker        Director          -President and Chief Executive
                                           Officer
                                           Retirement System Group Inc.
                                           317 Madison Avenue
                                           New York, New York 10017

                                           -President and Director
                                           Retirement System Consultants Inc.
                                           317 Madison Avenue
                                           New York, New York 10017

                                           -President and Director
                                           Retirement System Distributors
                                           Inc.
                                           317 Madison Avenue
                                           New York, New York 10017

                                           -President and Director
                                           RSGroup Trust Company
                                           295 Forest Avenue, No. 610
                                           Portland, Maine 04104



                                          17

                         Positions         Other Business,
Name                     with Manager      Profession, Vocation, Employment
----                     ------------      --------------------------------
William Dannecker                          -President and Trustee
(cont'd)                                   RSI Retirement Trust
                                           317 Madison Avenue
                                           New York, New York  10017

                                           -Director
                                           RSG Insurance Agency Inc.
                                           317 Madison Avenue
                                           New York, New York 10017

James P. Coughlin         President        -Executive Vice President,
                                           Chief Investment Officer and
                                           Director
                                           Retirement System Group Inc.
                                           317 Madison Avenue
                                           New York, New York 10017

                                           -Registered Principal
                                           Retirement System Distributors
                                           Inc.
                                           317 Madison Avenue
                                           New York, New York 10017

                                           -Executive Vice President
                                           RSI Retirement Trust
                                           317 Madison Avenue
                                           New York, New York  10017

Stephen P. Pollak         Executive Vice   -Executive Vice President,
                          President,       Counsel, Secretary and Director
                          Secretary and    Retirement System Group Inc.
                          Director         317 Madison Avenue
                                           New York, New York  10017

                                           -President and Director
                                           RSG Insurance Agency Inc.
                                           317 Madison Avenue
                                           New York, New York 10017



                                          18

                         Positions         Other Business,
Name                     with Manager      Profession, Vocation, Employment
----                     ------------      --------------------------------
Stephen P. Pollak                          -Vice President, Counsel,
(cont'd)                                   Secretary and Director
                                           Retirement System Consultants Inc.
                                           317 Madison Avenue
                                           New York, New York  10017

                                           -Vice President, Secretary and
                                           Director
                                           Retirement System Distributors
                                           Inc.
                                           317 Madison Avenue
                                           New York, New York  10017

                                           -Executive Vice President, Counsel
                                            and Secretary
                                           RSI Retirement Trust
                                           317 Madison Avenue
                                           New York, New York 10017

                                           -Executive Vice President, Counsel
                                           and Secretary and Director
                                           RSGroup Trust Company
                                           295 Forest Avenue, No. 610
                                           Portland, Maine  04104

John F. Meuser           Senior Vice       -Senior Vice President
                         President         Retirement System Group Inc.
                                           317 Madison Avenue
                                           New York, New York  10017

                                           -Vice President
                                           Retirement System Consultants Inc.
                                           317 Madison Avenue
                                           New York, New York  10017

                                           -Vice President and Financial and
                                           Operations Principal
                                           Retirement System Distributors
                                           Inc.
                                           317 Madison Avenue
                                           New York, New York  10017



                                          19

                         Positions         Other Business,
Name                     with Manager      Profession, Vocation, Employment
----                     ------------      --------------------------------
John Meuser (cont'd)                       -Senior Vice President
                                           RSI Retirement Trust
                                           317 Madison Avenue
                                           New York, New York 10017

Chris R. Kaufman          Vice President   -Vice President
                          and Portfolio    Retirement System Group Inc.
                          Manager          317 Madison Avenue
                                           New York, New York 10017

                                           -Vice President
                                           Retirement System Distributors
                                           Inc.
                                           317 Madison Avenue
                                           New York, New York 10017

Veronica A. Fisher        Treasurer        -Vice President and Treasurer
                                           Retirement System Group Inc.
                                           317 Madison Avenue
                                           New York, New York  10017

                                           -Treasurer
                                           Retirement System Consultants Inc.
                                           317 Madison Avenue
                                           New York, New York  10017

                                           -Treasurer
                                           Retirement System Distributors
                                           Inc.
                                           317 Madison Avenue
                                           New York, New York  10017

                                           -Treasurer
                                           RSG Insurance Agency Inc.
                                           317 Madison Avenue
                                           New York, New York  10017

                                           -Treasurer
                                           RSGroup Trust Company
                                           295 Forest Avenue, No. 610
                                           Portland, Maine  04104



                                          20

                         Positions         Other Business,
Name                     with Manager      Profession, Vocation, Employment
----                     ------------      --------------------------------
Veronica A. Fisher                         -Vice President and
                                           Assistant Treasurer
                                           RSI Retirement Trust
                                           317 Madison Avenue
                                           New York, New York  10017


ITEM 29.  PRINCIPAL UNDERWRITERS.

     (a) Retirement System Distributors Inc. acts as a principal underwriter for Retirement System Fund Inc.

     (b) The following information is furnished with respect to the officers and directors of Retirement System Distributors Inc., 317 Madison Avenue, New York, New York 10017, Registrant's principal underwriter:


                         POSITION AND OFFICES
                         WITH PRINCIPAL              POSITION AND OFFICES
          NAME           UNDERWRITER                 WITH REGISTRANT
William Dannecker        President and Director   President and Trustee

Stephen P. Pollak        Vice President,          Executive Vice President,
                         Secretary and Director   Counsel and Secretary

John F. Meuser           Vice President and       Senior Vice President
                         Financial and Operations
                         Principal

Veronica A. Fisher       Treasurer                Vice President and
                                                  Assistant Treasurer


     (c)  None.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS.

          The physical possession of each account, book or other document of the Fund, will be maintained by the Fund, or The Chase Manhattan Bank, 4 Chase Metro Tech Center, Brooklyn, New York 11245, or Custodial Trust Company, 101 Carnegie Center, Princeton, New Jersey 08540-6231.

ITEM 31.  MANAGEMENT SERVICES.

          Retirement System Consultants Inc.
          317 Madison Avenue
          New York, New York  10017.


ITEM 32.  UNDERTAKINGS.

          (a)  Not applicable.

          (b)  Not applicable.

                                      SIGNATURES


     Pursuant to the requirements of the Securities Act of l933 and the Investment Company Act of l940 the Registrant certifies that it meets all of the requirements for effectiveness of the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, and the State of New York, on the 30th day of November, 1998.


                                   RSI RETIREMENT TRUST

                                   By /s/William Dannecker
                                      ----------------------------
                                      William Dannecker, President
                                      and Trustee

     Pursuant to the requirements of the Securities Act of l933, this Registration Statement has been signed below by the following persons, in the capacities and on the dates indicated.

Signature                     Title               Date
---------                     -----               ----


/s/William Dannecker          President           November 30, 1998
-------------------------     (Principal
   William Dannecker          Executive
                              Officer), Trustee



/s/Heidi Viceconte            Treasurer           November 30, 1998
-------------------------
   Heidi Viceconte



/s/Herbert G. Chorbajian      Trustee             November 30, 1998
-------------------------
   Herbert G. Chorbajian



/s/Candace Cox                Trustee             November 24, 1998
-------------------------
   Candace Cox



/s/James P. Cronin            Trustee             November 23, 1998
-------------------------
    James P. Cronin

Signature                     Title               Date
---------                     -----               ----



/s/Covington Hardee           Trustee             November 30, 1998
------------------------
   Covington Hardee



/s/Ralph L. Hodgkins, Jr.     Trustee             November 30, 1998
-------------------------
   Ralph L. Hodgkins, Jr.



/s/Maurice E. Kinkade         Trustee             November 30, 1998
-------------------------
   Maurice E. Kinkade



/s/William G. Lillis          Trustee             November 30, 1998
-------------------------
   William G. Lillis



/s/William A. McKenna         Trustee             November 23, 1998
-------------------------
   William A. McKenna



/s/William L. Schrauth        Trustee             November 30, 1998
-------------------------
   William L. Schrauth



/s/William Swan               Trustee             November 30, 1998
-------------------------
   William Swan



/s/Raymond L. Willis          Trustee             November 30, 1998
-------------------------
   Raymond L. Willis

                                    EXHIBIT INDEX


Exhibit             Document
-------             --------
EX - 99.9.d.        Service Agreement with Retirement System
                    Consultants Inc. (Filed herewith)

EX - 99.11.a.       Consent of McGladrey & Pullen, LLP  (Filed
                    herewith)

EX - 27.1           Financial Data Schedule

EX - 27.2           Financial Data Schedule

EX - 27.3           Financial Data Schedule

EX - 27.5           Financial Data Schedule

EX - 27.6           Financial Data Schedule

EX - 27.7           Financial Data Schedule

EX - 27.8           Financial Data Schedule
